Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 79.98%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	0.85%	12-29-2045	$14,330	$14,330
FHLMC (1 Month LIBOR +0.29%) ±	0.43	8-25-2027	3,999,986	4,005,029
FHLMC (1 Month LIBOR +0.30%) ±	0.44	7-25-2030	5,000,000	4,995,477
FHLMC (1 Month LIBOR +0.30%) ±	0.44	8-25-2030	2,000,000	2,000,000
FHLMC (1 Month LIBOR +0.33%) ±	0.47	3-25-2030	2,611,354	2,616,013
FHLMC (1 Month LIBOR +0.34%) ±	0.48	4-25-2030	3,500,000	3,506,522
FHLMC (1 Month LIBOR +0.35%) ±	0.49	11-15-2035	824,579	827,982
FHLMC (1 Month LIBOR +0.35%) ±	0.50	11-15-2036	1,629,957	1,631,333
FHLMC (1 Month LIBOR +0.35%) ±	0.50	9-15-2037	2,607,830	2,609,002
FHLMC (1 Month LIBOR +0.35%) ±	0.50	2-15-2042	2,192,787	2,193,713
FHLMC (1 Month LIBOR +0.50%) ±	0.64	1-15-2055	1,900,637	1,922,498
FHLMC (1 Year Treasury Constant Maturity +0.74%) ±	1.60	4-1-2030	25,663	25,851
FHLMC (11th District Cost of Funds +1.25%) ±	1.93	2-1-2035	50,311	49,717
FHLMC (11th District Cost of Funds +1.25%) ±	2.01	1-1-2030	1,994	1,975
FHLMC (11th District Cost of Funds +1.25%) ±	2.01	1-1-2030	460	458
FHLMC (11th District Cost of Funds +1.25%) ±	2.01	7-1-2030	111,908	111,223
FHLMC (6 Month LIBOR +1.42%) ±	2.29	2-1-2037	3,368	3,474
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	2.39	5-1-2035	266,075	267,041
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.40	5-1-2025	44,257	44,315
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.45	9-1-2033	81,237	84,968
FHLMC (6 Month LIBOR +1.68%) ±	2.59	1-1-2037	709,271	738,563
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.60	8-1-2033	60,509	60,279
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.60	11-1-2026	51,522	51,480
FHLMC (6 Month LIBOR +1.73%) ±	2.61	6-1-2024	4,113	4,127
FHLMC (12 Month LIBOR +1.64%) ±	2.64	6-1-2050	4,989,659	5,235,351
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	2.65	7-1-2034	260,140	260,374
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.65	9-1-2031	34,888	34,964
FHLMC (12 Month LIBOR +1.75%) ±	2.65	6-1-2033	365,506	367,963
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.69	12-1-2035	306,285	306,686
FHLMC (12 Month LIBOR +1.62%) ±	2.72	7-1-2045	1,210,608	1,255,956
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.73	7-1-2038	151,105	150,725
FHLMC (11th District Cost of Funds +1.75%) ±	2.73	3-1-2025	756	755
FHLMC (12 Month LIBOR +1.77%) ±	2.75	6-1-2035	414,071	416,443
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	2.76	7-1-2027	291,657	293,453
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	2.81	7-1-2024	17,840	17,623
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.82	10-1-2036	171,099	173,147
FHLMC (12 Month LIBOR +1.77%) ±	2.83	10-1-2035	459,492	462,074
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.86	6-1-2030	195,667	195,402
FHLMC (12 Month LIBOR +1.78%) ±	2.86	11-1-2035	220,849	231,593
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	2.89	7-1-2034	203,175	205,078
FHLMC (12 Month LIBOR +1.75%) ±	2.90	5-1-2033	133,345	133,937
FHLMC (12 Month LIBOR +1.77%) ±	2.91	10-1-2036	277,617	291,792
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	2.93	1-1-2023	7,738	7,756
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	2.97	6-1-2035	169,732	169,652
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.99	11-1-2027	260,166	260,670
FHLMC (6 Month LIBOR +1.71%) ±	2.99	6-1-2037	252,060	253,426
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.04	7-1-2038	8,682,565	9,133,528
FHLMC (6 Month LIBOR +2.09%) ±	3.06	6-1-2026	459,130	461,681
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.07	4-1-2037	2,222,824	2,344,553
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.08	1-1-2028	1,426	1,428
FHLMC (12 Month LIBOR +1.75%) ±	3.10	9-1-2037	226,929	238,598
FHLMC (12 Month LIBOR +1.78%) ±	3.13	1-1-2040	2,612,061	2,724,006
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.14	11-1-2029	227,169	227,211
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	3.17	8-1-2033	815,589	828,646
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.18	7-1-2031	129,444	130,168
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.18	1-1-2028	11,989	12,008
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.18	5-1-2038	454,385	459,379
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	3.18	10-1-2037	641,652	667,563
FHLMC (11th District Cost of Funds +2.39%) ±	3.22	6-1-2029	13,856	14,002
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.26	5-1-2034	60,594	63,841
FHLMC (6 Month LIBOR +2.38%) ±	3.27	2-1-2024	7,887	7,913
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.28	6-1-2035	63,032	66,500
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.29	4-1-2036	296,899	305,352

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	3.30%	6-1-2025	$36,705	$36,559
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.31	5-1-2037	31,196	31,357
FHLMC (12 Month LIBOR +1.86%) ±	3.32	9-1-2036	469,225	495,351
FHLMC (12 Month LIBOR +1.86%) ±	3.33	7-1-2038	991,786	1,043,527
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	3.34	9-1-2029	71,657	71,510
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.34	9-1-2030	62,684	63,205
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	3.35	9-1-2033	254,835	259,331
FHLMC (12 Month LIBOR +1.51%) ±	3.38	2-1-2037	48,185	48,318
FHLMC (11th District Cost of Funds +2.39%) ±	3.39	6-1-2021	4,431	4,437
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.40	9-1-2038	3,254,859	3,430,338
FHLMC (12 Month LIBOR +1.77%) ±	3.41	9-1-2037	257,137	270,076
FHLMC (12 Month LIBOR +1.87%) ±	3.45	5-1-2035	52,528	53,148
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.46	10-1-2033	610,843	621,453
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	3.47	7-1-2029	44,680	44,808
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	3.47	3-1-2025	14,441	14,465
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	3.48	2-1-2036	3,411,040	3,596,164
FHLMC (12 Month LIBOR +1.73%) ±	3.49	1-1-2035	366,702	369,820
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.54	5-1-2032	98,199	97,956
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.54	2-1-2034	2,990,341	3,127,572
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	3.54	6-1-2035	708,899	736,374
FHLMC (1 Year Treasury Constant Maturity +2.66%) ±	3.56	5-1-2028	106,672	106,606
FHLMC (11th District Cost of Funds +1.25%) ±	3.56	11-1-2030	15,679	15,973
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.57	1-1-2037	552,207	556,981
FHLMC (12 Month LIBOR +1.81%) ±	3.58	5-1-2039	332,718	335,188
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.58	10-1-2025	31,763	31,703
FHLMC (12 Month LIBOR +1.75%) ±	3.58	4-1-2035	132,153	138,944
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	3.62	6-1-2036	543,177	571,275
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	3.62	6-1-2033	344,706	346,173
FHLMC (12 Month LIBOR +1.74%) ±	3.64	12-1-2036	171,521	179,996
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	3.66	7-1-2031	380,752	382,545
FHLMC (12 Month LIBOR +1.67%) ±	3.67	8-1-2035	129,007	129,070
FHLMC (12 Month LIBOR +1.93%) ±	3.68	4-1-2035	713,708	725,587
FHLMC (6 Month LIBOR +2.12%) ±	3.71	5-1-2037	28,410	28,654
FHLMC (12 Month LIBOR +1.74%) ±	3.71	5-1-2037	652,271	684,754
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.71	4-1-2038	573,041	604,911
FHLMC (12 Month Treasury Average +1.90%) ±	3.72	5-1-2028	145,950	146,738
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	4-1-2034	163,869	164,654
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.73	4-1-2034	167,990	168,314
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.74	11-1-2034	263,274	264,008
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	5-1-2034	118,938	118,944
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.76	4-1-2023	73,845	73,906
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.78	8-1-2027	3,878	3,904
FHLMC (12 Month LIBOR +1.99%) ±	3.78	7-1-2036	243,046	245,309
FHLMC (12 Month LIBOR +1.87%) ±	3.79	4-1-2037	250,628	265,019
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	3.79	1-1-2037	966,225	1,024,777
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.79	3-1-2027	56,577	56,608
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	26,848	27,015
FHLMC (12 Month LIBOR +1.84%) ±	3.83	4-1-2035	715,075	752,018
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.83	2-1-2035	417,997	419,941
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.85	12-1-2034	174,310	175,162
FHLMC (12 Month LIBOR +1.91%) ±	3.85	3-1-2032	184,448	186,112
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.85	2-1-2034	639,673	647,995
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.86	2-1-2034	125,450	126,336
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.86	1-1-2037	58,102	61,337
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.86	4-1-2038	650,939	653,027
FHLMC (12 Month LIBOR +1.86%) ±	3.86	4-1-2037	316,735	334,590
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	3.87	4-1-2034	317,876	318,525
FHLMC (12 Month Treasury Average +2.46%) ±	3.89	10-1-2029	79,155	79,362
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.90	2-1-2036	364,560	378,401
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	3.94	4-1-2029	58,338	58,736
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	3.95	12-1-2033	331,444	332,688
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	3.95	11-1-2022	34,479	34,627
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.98	2-1-2030	25,364	25,471
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	3.98	6-1-2030	67,507	67,772
FHLMC	4.00	7-1-2029	2,105,910	2,239,161
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.01	10-1-2024	47,809	47,867
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.01	1-1-2035	183,670	184,667
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.02	11-1-2029	33,746	33,753

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC (3 Year Treasury Constant Maturity +2.68%) ±	4.04%	6-1-2035	$376,303	$383,595
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.04	11-1-2029	51,612	51,700
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	4.10	6-1-2032	129,454	129,769
FHLMC (12 Month LIBOR +1.98%) ±	4.10	11-1-2032	98,400	98,273
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.13	11-1-2029	74,903	75,530
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.18	6-1-2030	24,647	24,755
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.18	12-1-2032	67,411	67,701
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	4.19	4-1-2032	73,522	73,880
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	4.26	5-1-2031	86,856	88,032
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.27	9-1-2030	48,118	48,188
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	4.32	8-1-2029	15,773	15,833
FHLMC (12 Month Treasury Average +2.52%) ±	4.39	6-1-2028	29,115	29,045
FHLMC (11th District Cost of Funds +2.29%) ±	4.42	12-1-2025	4,221	4,200
FHLMC (11th District Cost of Funds +2.57%) ±	4.49	12-1-2025	201,134	202,162
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.51	8-1-2029	7,545	7,571
FHLMC (6 Month LIBOR +3.83%) ±	4.71	11-1-2026	21,914	21,996
FHLMC	5.00	10-1-2022	2,748	2,903
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.48	2-15-2024	527,433	529,916
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	1.63	2-15-2024	7,187	7,277
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%) ±	0.00	3-15-2024	131,676	129,315
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	0.23	5-15-2024	57,790	56,778
FHLMC Series 20 Class F ±±	3.39	7-1-2029	4,641	4,760
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	0.69	4-15-2027	46,779	46,949
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	0.64	6-15-2031	46,772	46,961
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	7.86	3-15-2032	96,058	16,623
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	0.64	4-15-2028	62,535	62,712
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	1.14	3-15-2032	61,770	63,029
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	0.69	3-15-2032	122,146	122,866
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	0.74	12-15-2032	258,899	262,187
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	0.69	7-15-2042	1,280,527	1,286,617
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	1.61	1-15-2033	2,590,107	2,690,374
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	0.49	3-15-2036	591,030	593,481
FHLMC Series 3146 Series FP (1 Month LIBOR +0.35%) ±	0.49	4-15-2036	620,189	622,760
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	0.49	5-15-2036	1,027,805	1,031,134
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	0.59	11-15-2043	1,744,995	1,719,228
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	0.49	11-15-2036	1,109,826	1,114,360
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	0.51	3-15-2037	755,862	759,781
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	0.54	3-15-2037	327,155	328,692
FHLMC Series 3436 Class A ±±	2.64	11-15-2036	369,722	380,079
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	0.64	11-15-2040	1,892,276	1,906,311
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%) ±	0.64	8-15-2040	647,696	646,109
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	0.54	2-15-2033	821,803	827,096
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	0.59	3-15-2041	777,208	783,483
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	0.64	2-15-2042	819,682	825,674
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	0.69	3-15-2041	668,992	672,584
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%) ±	0.64	5-15-2042	1,433,450	1,445,789
FHLMC Series 4095 Class FB (1 Month LIBOR +0.40%) ±	0.54	4-15-2039	843,595	845,393
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	0.44	11-15-2042	846,146	844,923
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%) ±	0.59	5-15-2041	320,243	322,706
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	0.54	1-15-2044	1,437,837	1,439,760
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	0.52	8-15-2038	338,542	339,900
FHLMC Series 4604 Class PA	3.00	1-15-2044	2,998,693	3,074,871
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	0.55	12-15-2042	1,677,893	1,686,196
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	0.49	6-15-2047	858,775	852,994
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%) ±	0.44	2-15-2048	3,127,455	3,131,540
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	0.44	7-15-2048	977,517	978,823
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	0.49	11-15-2048	2,142,883	2,156,051
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	0.60	10-25-2049	1,481,314	1,487,447
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%) ±	0.60	10-25-2049	828,227	831,668
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	0.65	12-25-2049	1,854,820	1,867,009
FHLMC Series KF61 Class A (1 Month LIBOR +0.53%) ±	0.67	3-25-2029	932,799	941,775

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series KF80 Class A (30 Day Average U.S. SOFR +0.51%) ±	0.60%	6-25-2030	$4,000,000	$4,012,037
FHLMC Series KF82 Class AL (1 Month LIBOR +0.37%) ±	0.51	6-25-2030	5,000,000	5,008,943
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.55	11-25-2028	294,642	294,492
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	0.25	6-25-2029	995,499	996,056
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	0.30	12-25-2029	2,186,411	2,135,779
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	0.33	10-25-2029	644,852	642,049
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.29	5-25-2030	1,198,464	1,197,234
FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	0.30	10-25-2030	766,828	767,403
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	0.39	12-25-2030	793,222	769,851
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	0.29	9-25-2031	1,965,239	1,948,221
FHLMC Series T-48 Class 2A ±±	3.81	7-25-2033	1,534,182	1,611,710
FHLMC Series T-54 Class 4A ±±	3.85	2-25-2043	993,786	1,066,148
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	45,670	53,729
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	1.15	5-25-2043	978,036	1,004,639
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.94	10-25-2044	2,317,517	2,376,307
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	2.08	2-25-2045	2,037,015	2,063,731
FHLMC Series T-66 Class 2A1 ±±	3.60	1-25-2036	1,260,094	1,336,072
FHLMC Series T-67 Class 1A1C ±±	3.25	3-25-2036	3,005,240	3,169,727
FHLMC Series T-67 Class 2A1C ±±	3.37	3-25-2036	2,741,534	2,865,493
FNMA (1 Month LIBOR +0.25%) ±	0.40	6-25-2043	753,882	754,281
FNMA (1 Month LIBOR +0.30%) ±	0.44	12-1-2022	3,000,000	3,001,175
FNMA (1 Month LIBOR +0.30%) ±	0.45	3-25-2044	1,360,729	1,359,723
FNMA (1 Month LIBOR +0.35%) ±	0.50	9-15-2040	2,986,787	2,979,531
FNMA (1 Month LIBOR +0.35%) ±	0.50	2-25-2045	1,723,689	1,724,183
FNMA (1 Month LIBOR +0.35%) ±	0.50	4-25-2035	953,391	957,106
FNMA (1 Month LIBOR +1.17%) ±	1.30	5-1-2029	36,285	36,769
FNMA (6 Month LIBOR +1.38%) ±	1.75	8-1-2031	111,012	111,696
FNMA (11th District Cost of Funds +1.25%) ±	1.78	4-1-2042	1,201,510	1,207,852
FNMA (11th District Cost of Funds +1.25%) ±	1.78	10-1-2044	704,789	701,833
FNMA (6 Month LIBOR +1.42%) ±	1.79	12-1-2031	125,495	126,527
FNMA (6 Month LIBOR +1.18%) ±	1.81	8-1-2033	144,395	144,992
FNMA (11th District Cost of Funds +1.25%) ±	1.85	1-1-2038	23,644	23,570
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	1.86	8-1-2033	675,404	681,260
FNMA (6 Month LIBOR +1.37%) ±	1.87	1-1-2032	162,347	162,966
FNMA (11th District Cost of Funds +0.00%) ±	1.88	3-1-2021	2	2
FNMA (11th District Cost of Funds +1.25%) ±	1.90	11-1-2023	7,851	7,817
FNMA (11th District Cost of Funds +1.25%) ±	1.90	11-1-2024	202	201
FNMA (11th District Cost of Funds +1.26%) ±	1.91	1-1-2035	415,363	416,790
FNMA (11th District Cost of Funds +1.25%) ±	1.93	4-1-2021	1,217	1,217
FNMA (11th District Cost of Funds +1.25%) ±	1.93	3-1-2033	69,971	70,296
FNMA (6 Month LIBOR +1.08%) ±	1.95	9-1-2032	47,177	47,261
FNMA (6 Month LIBOR +1.55%) ±	1.95	3-1-2034	151,153	152,844
FNMA (6 Month LIBOR +1.00%) ±	1.95	6-1-2021	1,302	1,307
FNMA (6 Month LIBOR +1.32%) ±	1.97	10-1-2037	374,193	384,676
FNMA (6 Month LIBOR +1.38%) ±	2.00	12-1-2031	16,298	16,334
FNMA%%	2.00	12-14-2050	6,000,000	6,233,013
FNMA (11th District Cost of Funds +1.25%) ±	2.05	9-1-2037	1,227,967	1,233,697
FNMA (6 Month LIBOR +1.52%) ±	2.09	11-1-2034	314,749	317,030
FNMA (6 Month LIBOR +1.74%) ±	2.12	10-1-2024	25,602	25,706
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	2.13	8-1-2032	117,069	117,633
FNMA (11th District Cost of Funds +1.78%) ±	2.14	1-1-2036	166,778	167,364
FNMA (6 Month LIBOR +1.03%) ±	2.15	2-1-2033	109,722	109,256
FNMA (12 Month LIBOR +1.53%) ±	2.19	9-1-2035	572,483	594,032
FNMA (6 Month LIBOR +1.53%) ±	2.22	1-1-2035	795,321	821,748
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.22	7-1-2048	1,026,899	1,057,276
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	2.26	8-1-2031	49,282	49,541
FNMA (12 Month LIBOR +1.65%) ±	2.27	9-1-2037	531,152	533,108
FNMA (12 Month Treasury Average +1.40%) ±	2.28	12-1-2030	60,541	60,741
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.32	10-1-2025	60,821	60,972
FNMA (11th District Cost of Funds +1.42%) ±	2.33	4-1-2024	631,210	631,135
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	6-1-2026	5,057	5,076
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	10-1-2034	128,100	128,164
FNMA (11th District Cost of Funds +1.83%) ±	2.35	1-1-2036	17,649	17,742
FNMA (12 Month LIBOR +1.56%) ±	2.36	9-1-2036	209,954	212,274
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.36	8-1-2030	654,971	667,647
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	3,904,523	4,095,945

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (12 Month LIBOR +1.60%) ±	2.43%	8-1-2050	$4,274,786	$4,461,189
FNMA (11th District Cost of Funds +1.81%) ±	2.46	3-1-2033	193,922	194,606
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.46	8-1-2025	14,041	14,082
FNMA (12 Month LIBOR +1.90%) ±	2.46	10-1-2034	377,102	380,851
FNMA (6 Month LIBOR +1.16%) ±	2.50	8-1-2033	3,043	3,061
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.50	7-1-2027	15,871	15,865
FNMA (11th District Cost of Funds +1.86%) ±	2.50	10-1-2027	201,095	203,644
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.53	9-1-2026	15,301	15,266
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.54	12-1-2030	17,846	17,818
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.55	9-1-2022	33,224	33,596
FNMA (12 Month LIBOR +1.62%) ±	2.56	4-1-2050	2,208,500	2,319,156
FNMA (12 Month LIBOR +1.95%) ±	2.56	9-1-2035	215,786	226,989
FNMA (11th District Cost of Funds +1.83%) ±	2.57	10-1-2024	29	29
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	2.57	11-1-2024	28,670	28,988
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.57	8-1-2033	369,161	370,406
FNMA (12 Month LIBOR +1.60%) ±	2.57	3-1-2046	2,203,637	2,277,245
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	2.58	7-1-2035	259,328	262,267
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.58	8-1-2035	518,750	544,420
FNMA (1 Year Treasury Constant Maturity +1.85%) ±	2.60	11-1-2027	3,396	3,399
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.60	6-1-2035	176,890	178,074
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.60	7-1-2035	335,520	349,288
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.60	7-1-2035	58,515	60,920
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.61	9-1-2035	826,209	866,812
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	2.62	12-1-2033	409,097	411,899
FNMA (12 Month Treasury Average +1.79%) ±	2.64	10-1-2035	490,714	504,134
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.65	4-1-2024	13,039	13,043
FNMA (6 Month LIBOR +1.55%) ±	2.67	12-1-2022	2,042	2,046
FNMA (12 Month LIBOR +1.67%) ±	2.68	7-1-2035	698,075	730,296
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	2.69	7-1-2027	60,256	60,790
FNMA (12 Month LIBOR +1.72%) ±	2.69	6-1-2035	83,242	87,143
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.71	6-1-2033	114,064	114,487
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.72	7-1-2037	240,314	253,433
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	2.72	10-1-2025	5,489	5,526
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.73	1-1-2032	3,622	3,643
FNMA (12 Month Treasury Average +1.84%) ±	2.73	11-1-2035	90,916	93,795
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.73	2-1-2033	52,814	53,141
FNMA (11th District Cost of Funds +1.92%) ±	2.74	9-1-2030	197,689	196,598
FNMA (6 Month LIBOR +1.63%) ±	2.75	1-1-2022	1,927	1,922
FNMA (11th District Cost of Funds +1.82%) ±	2.76	5-1-2028	31,178	31,325
FNMA (12 Month Treasury Average +1.91%) ±	2.76	6-1-2035	364,203	376,379
FNMA (11th District Cost of Funds +1.70%) ±	2.77	4-1-2030	736	737
FNMA (12 Month LIBOR +1.87%) ±	2.77	5-1-2038	416,088	438,975
FNMA (12 Month Treasury Average +1.89%) ±	2.77	11-1-2035	500,225	502,561
FNMA (12 Month LIBOR +1.90%) ±	2.78	5-1-2037	945,711	996,054
FNMA (12 Month Treasury Average +1.94%) ±	2.79	7-1-2035	593,690	614,574
FNMA (1 Year Treasury Constant Maturity +1.85%) ±	2.79	4-1-2030	26,827	26,918
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.79	9-1-2036	261,973	261,739
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	2.80	1-1-2026	127,103	127,258
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.80	9-1-2030	58,042	58,130
FNMA (12 Month LIBOR +1.79%) ±	2.80	6-1-2036	169,836	178,254
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.82	6-1-2035	331,326	348,844
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.82	1-1-2037	749,937	766,019
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	2.84	9-1-2028	31,968	31,886
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.84	1-1-2036	354,546	355,494
FNMA (12 Month Treasury Average +1.98%) ±	2.85	11-1-2035	18,902	19,591
FNMA (12 Month LIBOR +1.59%) ±	2.85	6-1-2044	1,166,149	1,208,399
FNMA (6 Month LIBOR +1.98%) ±	2.85	9-1-2033	49,175	49,572
FNMA (6 Month LIBOR +1.74%) ±	2.87	12-1-2024	33,971	33,946
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	2.87	7-1-2025	599	599
FNMA (12 Month Treasury Average +1.99%) ±	2.88	11-1-2035	555,699	561,756
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	2.88	7-1-2038	483,621	484,937
FNMA (12 Month Treasury Average +2.05%) ±	2.90	7-1-2035	378,597	393,617
FNMA (6 Month LIBOR +1.96%) ±	2.90	1-1-2033	53,993	54,315
FNMA (6 Month LIBOR +2.02%) ±	2.91	10-1-2024	25,359	25,681
FNMA (12 Month Treasury Average +2.00%) ±	2.91	10-1-2035	258,540	268,340

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (12 Month LIBOR +1.77%) ±	2.92%	7-1-2044	$2,429,432	$2,552,288
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	2.92	12-1-2032	341,768	342,561
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.93	9-1-2033	382,176	383,167
FNMA (12 Month LIBOR +1.75%) ±	2.93	7-1-2035	352,011	369,047
FNMA (12 Month LIBOR +1.61%) ±	2.94	1-1-2040	109,278	111,183
FNMA (12 Month Treasury Average +2.07%) ±	2.94	1-1-2035	256,511	257,992
FNMA (12 Month LIBOR +1.76%) ±	2.97	1-1-2042	2,028,925	2,130,823
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.97	5-1-2033	714,207	721,513
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	2.98	10-1-2036	321,183	338,451
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.98	1-1-2027	133,839	134,261
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.99	7-1-2037	82,346	82,943
FNMA (12 Month LIBOR +1.83%) ±	2.99	1-1-2033	193,293	193,862
FNMA (12 Month LIBOR +1.72%) ±	2.99	7-1-2043	1,955,120	2,032,743
FNMA (11th District Cost of Funds +1.16%) ±	2.99	10-1-2034	64,865	65,543
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.99	10-1-2034	667,001	701,555
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.00	1-1-2033	944,035	967,953
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.04	6-1-2027	58,478	58,500
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.04	5-1-2034	119,861	120,020
FNMA (6 Month LIBOR +1.93%) ±	3.05	6-1-2032	60,706	61,130
FNMA (6 Month LIBOR +2.31%) ±	3.06	4-1-2033	169,257	169,790
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	3.06	4-1-2040	87,840	91,809
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	3.08	3-1-2034	244,413	245,360
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.09	7-1-2028	77	78
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.10	12-1-2040	1,955,407	2,054,640
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.11	12-1-2040	2,541,680	2,667,633
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.12	9-1-2035	1,589,173	1,670,064
FNMA (6 Month LIBOR +2.25%) ±	3.13	3-1-2034	446,095	454,524
FNMA (12 Month LIBOR +1.69%) ±	3.13	4-1-2034	392,090	409,667
FNMA (12 Month LIBOR +1.69%) ±	3.13	6-1-2041	1,603,945	1,680,535
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.14	4-1-2024	5,549	5,583
FNMA (11th District Cost of Funds +1.25%) ±	3.14	4-1-2034	620,116	637,593
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	3.17	5-1-2034	353,875	354,667
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.18	5-1-2033	126,673	127,378
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.18	3-1-2027	57,342	57,729
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.18	4-1-2038	453,930	457,454
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.20	1-1-2029	115,713	115,810
FNMA (1 Year Treasury Constant Maturity +2.83%) ±	3.21	9-1-2030	137,523	137,220
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.21	9-1-2033	294,604	296,526
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.21	11-1-2034	220,712	232,795
FNMA (12 Month Treasury Average +2.29%) ±	3.22	8-1-2035	472,306	473,319
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.22	5-1-2036	1,745,577	1,813,718
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.22	9-1-2037	379,434	382,643
FNMA (12 Month Treasury Average +2.35%) ±	3.24	8-1-2040	349,755	351,377
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	3.25	12-1-2030	447,676	449,037
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	3.26	7-1-2030	222,343	223,053
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	3.27	1-1-2031	245,135	245,647
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	3.27	7-1-2037	1,037,760	1,102,972
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.29	6-1-2037	1,259,745	1,329,717
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.29	12-1-2040	5,458,067	5,762,153
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.31	1-1-2036	233,276	233,150
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.33	10-1-2029	234,067	234,629
FNMA (12 Month LIBOR +1.64%) ±	3.33	11-1-2038	178,531	186,520
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	3.33	2-1-2033	202,426	202,774
FNMA (6 Month LIBOR +2.63%) ±	3.33	4-1-2033	205,529	206,219
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	3.34	6-1-2027	54,425	54,951
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.34	11-1-2038	3,022,527	3,180,279
FNMA (6 Month LIBOR +2.48%) ±	3.36	7-1-2033	31,207	31,210
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	3.37	7-1-2028	261,186	262,193
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	3.37	1-1-2035	38,568	38,545
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	3.39	6-1-2032	51,571	51,432
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.43	7-1-2035	49,725	49,890
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	3.45	12-1-2034	393,623	403,894
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.48	5-1-2025	20,765	20,796
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	3.48	12-1-2039	161,459	160,808
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.49	8-1-2026	20,127	20,075
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	6,120	6,227
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.53	7-1-2029	300,656	302,023
FNMA (6 Month LIBOR +2.70%) ±	3.55	1-1-2033	55,524	55,771

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA (12 Month LIBOR +1.75%) ±	3.58%	4-1-2034	$245,107	$247,942
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.60	9-1-2031	165,836	165,893
FNMA (12 Month LIBOR +1.75%) ±	3.61	5-1-2035	454,128	476,229
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.62	7-1-2028	36,987	37,028
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.62	3-1-2031	27,055	26,974
FNMA (12 Month LIBOR +1.75%) ±	3.68	4-1-2033	318,909	319,603
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	3.68	5-1-2027	41,207	41,215
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	3.69	3-1-2035	382,041	382,754
FNMA (6 Month LIBOR +2.67%) ±	3.71	4-1-2024	76,500	77,048
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.71	5-1-2037	525,107	526,343
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.73	10-1-2028	81,495	81,346
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.75	8-1-2026	134,587	134,978
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.75	10-1-2029	14,305	14,337
FNMA (12 Month LIBOR +1.75%) ±	3.75	1-1-2035	309,723	324,560
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	3.76	1-1-2036	80,077	81,435
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	19,223	19,301
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.78	9-1-2030	344,782	344,721
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	12-1-2024	16,343	16,379
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	3.80	1-1-2035	37,948	38,094
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	3.81	9-1-2030	479,243	481,021
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.82	4-1-2028	70,359	70,474
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.84	5-1-2035	424,422	451,071
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	3.85	8-1-2031	92,548	92,751
FNMA (6 Month LIBOR +2.75%) ±	3.88	5-1-2033	767,678	785,093
FNMA (1 Year Treasury Constant Maturity +2.39%) ±	3.89	4-1-2038	211,926	212,696
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	3.90	7-1-2024	5,521	5,546
FNMA (5 Year Treasury Constant Maturity +2.42%) ±	3.90	6-1-2028	17,694	17,846
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	3.95	3-1-2030	13,865	14,026
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	3.95	6-1-2032	17,541	17,533
FNMA (12 Month LIBOR +1.82%) ±	3.95	12-1-2046	62,844	62,796
FNMA (11th District Cost of Funds +1.83%) ±	4.01	6-1-2034	84,798	85,883
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	4.03	6-1-2024	22,324	22,347
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	4.03	3-1-2032	100,827	100,687
FNMA	4.06	7-1-2021	931,277	936,343
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	4.07	8-1-2035	214,853	215,084
FNMA (11th District Cost of Funds +1.93%) ±	4.09	12-1-2036	39,244	41,232
FNMA (Federal Cost of Funds +2.39%) ±	4.10	2-1-2029	694,621	700,079
FNMA (Federal Cost of Funds +2.00%) ±	4.11	8-1-2029	28,844	29,037
FNMA (12 Month Treasury Average +2.48%) ±	4.12	6-1-2040	605,245	608,185
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.13	6-1-2032	77,356	77,094
FNMA (1 Year Treasury Constant Maturity +2.70%) ±	4.13	5-1-2035	532,310	536,124
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.14	3-1-2030	4,280	4,288
FNMA	4.16	7-1-2021	1,300,000	1,317,323
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.22	2-1-2028	28,874	28,865
FNMA (6 Month LIBOR +3.47%) ±	4.26	12-1-2032	132,704	133,208
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	4.27	11-1-2024	15,911	15,907
FNMA (11th District Cost of Funds +1.88%) ±	4.29	5-1-2034	101,592	103,080
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	4.34	6-1-2024	7,428	7,483
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	4.37	8-1-2030	68,106	67,508
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	4,450	4,492
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.90	8-1-2031	29,625	29,666
FNMA (6 Month LIBOR +3.57%) ±	5.20	11-1-2031	6,927	6,883
FNMA	6.50	8-1-2028	37,479	37,905
FNMA	6.50	5-1-2031	80,768	92,503
FNMA	7.06	12-1-2024	16,296	16,375
FNMA	7.06	1-1-2027	17,399	17,461
FNMA	7.50	1-1-2031	32,782	35,741
FNMA	7.50	1-1-2033	96,663	106,847
FNMA	7.50	5-1-2033	89,537	99,493
FNMA	7.50	5-1-2033	94,312	103,407
FNMA	7.50	6-1-2033	19,403	19,560
FNMA	7.50	7-1-2033	31,862	32,354
FNMA	7.50	8-1-2033	46,643	48,553
FNMA	8.00	12-1-2026	24,705	25,851
FNMA	8.00	2-1-2030	142	143

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.00%	3-1-2030	$153	$157
FNMA	8.00	5-1-2033	41,712	43,034
FNMA	8.50	8-15-2024	14,021	14,196
FNMA	10.00	1-20-2021	10	10
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	0.64	3-25-2022	15,452	15,399
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	0.64	4-25-2022	3,205	3,191
FNMA Series 1992-87 Class Z	8.00	5-25-2022	1,846	1,910
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	0.22	7-25-2023	17,659	17,641
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	1.72	12-25-2023	102,056	103,358
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.12	10-25-2023	56,942	57,952
FNMA Series 2001-50 Class BA	7.00	10-25-2041	90,302	103,928
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	0.74	12-18-2031	82,287	82,785
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	0.70	1-25-2032	34,896	35,096
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	84,434	101,082
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,421,015	1,646,371
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	116,536	139,722
FNMA Series 2001-T12 Class A4 ±±	4.14	8-25-2041	2,764,213	2,887,987
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	0.39	8-25-2031	38,864	37,929
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	339,957	382,030
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	1.05	2-25-2032	73,609	74,518
FNMA Series 2002-33 Class A4 ±±	5.33	11-25-2030	96,795	103,060
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	0.55	9-25-2032	193,621	193,752
FNMA Series 2002-66 Class A3 ±±	3.91	4-25-2042	5,473,104	5,715,248
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,020,387	1,228,406
FNMA Series 2002-T12 Class A5 ±±	4.53	10-25-2041	1,216,214	1,287,126
FNMA Series 2002-T18 Class A5 ±±	4.32	5-25-2042	2,357,956	2,563,978
FNMA Series 2002-T19 Class A4 ±±	4.21	3-25-2042	144,144	158,390
FNMA Series 2002-W01 Class 3A ±±	3.66	4-25-2042	680,874	712,944
FNMA Series 2002-W04 Class A6 ±±	3.94	5-25-2042	1,129,759	1,194,712
FNMA Series 2003-07 Class A2 ±±	3.66	5-25-2042	524,860	538,853
FNMA Series 2003-63 Class A8 ±±	3.61	1-25-2043	887,943	929,031
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	270,657	328,756
FNMA Series 2003-W04 Class 5A ±±	3.78	10-25-2042	671,606	700,041
FNMA Series 2003-W08 Class 4A ±±	3.91	11-25-2042	871,401	932,302
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.39	6-25-2033	1,257,207	1,235,677
FNMA Series 2003-W10 Class 2A ±±	3.63	6-25-2043	1,703,511	1,788,924
FNMA Series 2003-W18 Class 2A ±±	3.82	6-25-2043	2,471,460	2,607,979
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	0.55	4-25-2034	696,470	698,239
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	316,412	379,541
FNMA Series 2004-T03 Class 2A ±±	3.78	8-25-2043	931,236	969,568
FNMA Series 2004-T1 Class 2A ±±	3.39	8-25-2043	1,143,291	1,218,081
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	173,673	205,853
FNMA Series 2004-W01 Class 3A ±±	4.06	1-25-2043	49,918	53,418
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	70,549	82,681
FNMA Series 2004-W12 Class 2A ±±	3.78	6-25-2044	2,577,898	2,740,690
FNMA Series 2004-W15 Class 3A ±±	3.79	6-25-2044	4,074,950	4,304,761
FNMA Series 2005-W03 Class 3A ±±	3.69	4-25-2045	755,218	822,737
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%) ±	0.70	11-25-2036	1,190,143	1,202,833
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%) ±	0.45	3-25-2036	684,895	686,404
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	0.72	6-25-2036	908,949	920,455
FNMA Series 2006-W01 Class 3A ±±	3.26	10-25-2045	3,090,231	3,222,515
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	0.40	8-27-2036	198,473	192,970
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	1.15	7-25-2038	926,797	953,753
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%) ±	1.15	3-25-2049	1,261,342	1,272,223
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%) ±	0.71	4-25-2037	345,665	349,718
FNMA Series 2011-121 Class PF (1 Month LIBOR +0.35%) ±	0.50	12-25-2041	358,934	360,206
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	1.85	5-25-2027	219,645	225,781
FNMA Series 2013-86 Class GA	3.00	7-25-2030	2,212,882	2,236,871
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%) ±	0.47	8-25-2044	198,937	198,778
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	0.60	7-25-2046	460,964	461,341
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	0.63	8-25-2046	1,123,986	1,121,040
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%) ±	0.60	9-25-2046	1,071,781	1,077,491

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%) ±	0.55%	11-25-2046	$2,351,890	$2,354,070
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	0.55	11-25-2046	516,522	515,094
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	0.63	4-25-2029	2,871,731	2,895,935
FNMA Series 2018-47 Class PC	3.50	9-25-2047	1,061,431	1,086,077
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	0.60	6-25-2049	468,042	472,221
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%) ±	0.65	8-25-2059	4,043,906	4,073,519
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±	0.55	8-25-2059	3,353,152	3,340,102
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%) ±	0.60	3-25-2049	820,831	828,764
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±	0.64	4-25-2022	834	831
FNMA Series G93-1 Class K	6.68	1-25-2023	60,336	62,421
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.04	7-1-2038	2,356,662	2,480,940
GNMA (1 Month LIBOR +0.25%) ±	0.40	4-20-2048	2,884,019	2,881,216
GNMA (1 Month LIBOR +0.30%) ±	0.45	8-20-2047	2,043,777	2,041,489
GNMA (1 Month LIBOR +0.40%) ±	0.55	10-20-2034	604,059	605,805
GNMA%%	2.50	12-21-2050	3,440,000	3,623,985
GNMA	6.45	4-20-2025	24,309	26,501
GNMA	6.45	9-20-2025	25,755	29,079
GNMA	6.50	6-20-2034	66,767	68,437
GNMA	6.50	8-20-2034	276,592	293,572
GNMA	6.75	2-15-2029	35,729	39,564
GNMA	9.00	9-20-2024	623	632
GNMA	9.00	11-20-2024	82	83
GNMA	9.00	1-20-2025	2,045	2,145
GNMA	9.00	2-20-2025	5,544	6,026
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	0.90	8-20-2038	997,532	1,007,721
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	1.10	8-20-2038	1,259,294	1,280,308
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	1.15	7-20-2039	1,227,597	1,251,435
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	1.09	7-16-2039	606,514	617,231
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	0.86	2-16-2040	642,184	650,789
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	0.63	2-20-2061	1,394,801	1,396,671
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	0.67	6-20-2061	660,795	662,520
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%) ±	0.63	7-20-2064	1,116,251	1,114,830
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	1.18	5-20-2067	4,255,833	4,244,308
GNMA Series 2017-H11 Class FP (1 Month LIBOR +0.22%) ±	0.36	4-20-2067	520,197	519,524
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%) ±	0.45	9-20-2048	1,268,786	1,266,142
International Development Finance Corporation	2.12	3-20-2024	2,800,000	2,878,968

Total Agency Securities (Cost $363,856,839)				366,509,065

Asset-Backed Securities : 14.92%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%) 144A±	1.15	10-25-2056	3,311,076	3,327,370
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	0.90	2-27-2068	1,930,187	1,921,116
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	0.95	9-25-2068	4,451,695	4,418,912
ECMC Group Student Loan Trust Series 2019-1A Class A1B (1 Month LIBOR +1.00%) 144A±	1.15	7-25-2069	164,987	164,987
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	1.30	11-25-2069	4,043,389	4,051,831
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	1.15	1-27-2070	3,500,000	3,500,000
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%) 144A±	1.06	10-25-2035	1,138,666	1,136,249
Finance of America HECM Buyout Series 2020-HB2 Class A 144A±±	1.71	7-25-2030	1,695,144	1,705,743
GS Mortgage Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	1,808,328	1,856,711
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.61	12-25-2046	2,126,774	2,184,903
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	2,282,924	2,296,472
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	0.75	7-26-2066	3,356,176	3,355,460
Navient Student Loan Trust Series 2018-2A Class A3 (1 Month LIBOR +0.75%) 144A±	0.90	3-25-2067	280,000	277,241

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	0.57%	3-25-2067	$2,712,545	$2,705,676
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	1.15	2-27-2068	4,000,000	4,042,317
Navient Student Loan Trust Series 2020-1A Class A1B (1 Month LIBOR +1.05%) 144A±	1.20	6-25-2069	3,198,171	3,239,346
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%) 144A±	1.05	8-26-2069	1,500,000	1,504,740
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	3,062,206	3,079,127
Nelnet Student Loan Trust Series 2007-1 Class A3 (3 Month LIBOR +0.07%) ±	0.28	5-27-2025	752,958	750,312
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%) 144A±	1.05	6-27-2067	1,574,808	1,577,776
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%) 144A±	1.02	9-26-2067	964,666	969,022
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%) 144A±	0.65	1-25-2068	1,186,844	1,182,770
Neuberger Berman CLO Limited Series 2020-38A Class A (3 Month LIBOR +1.30%) 144A±	1.53	10-20-2032	3,000,000	3,003,468
New Hampshire Higher Education Series 2020-1 Class A1B (1 Month LIBOR +1.20%) ±	1.38	9-25-2060	3,750,000	3,791,711
New Residential Mortgage Loan Series 2018-4A Class A1M (1 Month LIBOR +0.90%) 144A±	1.05	1-25-2048	2,172,635	2,153,794
North Texas Higher Education Authority Incorporated Series 2011-1 Class A (3 Month LIBOR +1.10%) ±	1.33	4-1-2040	3,672,436	3,671,922
RAAC Series 2007-SP1 Class A3 (1 Month LIBOR +0.48%) ±	0.63	3-25-2037	674,175	674,682
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	0.81	10-25-2029	562,630	561,310
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%) ±	0.33	1-25-2027	940,320	932,155
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR +1.00%) ±	1.25	9-3-2024	354,360	354,144
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.37	10-25-2027	428,340	430,514
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%) 144A±	0.75	2-25-2057	1,600,015	1,589,469
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,865,164	1,946,066

Total Asset-Backed Securities (Cost $68,081,054)				68,357,316

	Yield		Shares

Short-Term Investments : 6.87%

Investment Companies : 6.87%

Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02		31,484,369	31,484,369

Total Short-Term Investments (Cost $31,484,369)				31,484,369

Total investments in securities (Cost $463,422,262)	101.77%			466,350,750

Other assets and liabilities, net	(1.77)			(8,127,183)

Total net assets	100.00%			$458,223,567

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

10

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2020 (unaudited)

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(434)	3-31-2021	$(95,811,587)	$(95,849,578)	$0	$(37,991)
5-Year U.S. Treasury Notes	(224)	3-31-2021	(28,193,891)	(28,231,000)	0	(37,109)

					$0	$(75,100)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$49,544,301	$136,705,617	$(154,765,549)	$0	$0	$31,484,369	6.87%	31,484,369	$3,682

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$366,509,065	$0	$366,509,065

Asset-backed securities	0	68,357,316	0	68,357,316

Short-term investments

Investment companies	31,484,369	0	0	31,484,369

Total assets	$31,484,369	$434,866,381	$0	$466,350,750

Liabilities

Futures contracts	$75,100	$0	$0	$75,100

Total liabilities	$75,100	$0	$0	$75,100

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $282,870 as cash collateral for these open futures contracts.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.55%
FNMA	3.00%	1-1-2028	$3,630,404	$3,795,702
GNMA ±±‡	4.36	8-20-2070	7,076,683	7,691,469

Total Agency Securities (Cost $11,399,522)				11,487,171

Asset-Backed Securities: 20.51%
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	3,400,000	3,433,886
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.27	11-20-2028	5,000,000	4,975,790
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2 144A	2.78	3-21-2022	255,031	255,713
CarMax Auto Owner Trust Series 2020-1 Class A2	1.87	4-17-2023	2,185,363	2,201,546
CarMax Auto Owner Trust Series 2020-4 Class A2	0.31	1-16-2024	1,000,000	999,879
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	1,144,910	1,158,011
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	2,290,000	2,292,213
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-16-2032	1,741,549	1,744,889
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	1,942,329	1,954,761
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR +0.90%) 144A±	1.12	4-20-2028	4,538,527	4,520,472
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	2,447,820	2,485,826
Enterprise Fleet Financing LLC Series 2020-2 Class A2 144A	0.61	7-20-2026	2,185,000	2,186,175
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,797,559
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,785,000	1,814,437
GM Financial Automobile Leasing Trust Series 2020 -3 Class A2A	0.35	11-21-2022	1,810,000	1,810,682
GM Financial Securitized Term Auto Receivables Trust Series 2020-1 Class A2	1.83	1-17-2023	599,196	602,326
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	0.78	4-10-2031	210,794	210,777
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3 144A	2.04	8-15-2022	7,500,000	7,581,172
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A	2.04	6-15-2022	419,679	421,621
MMAF Equipment Finance LLC Series 2020-Ba Class A2 144A	0.38	8-14-2023	1,060,000	1,060,307
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	0.78	2-15-2023	5,000,000	5,003,033
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	187,890	189,048
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR +0.54%) 144A±	0.68	7-18-2023	2,000,000	1,999,324
Santander Consumer Auto Receivables Trust Series 2020-B Class A2 144A	0.38	2-15-2023	2,600,000	2,600,843
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	1,979,984	1,994,020
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89	9-20-2022	2,034,089	2,050,614
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	421,705	426,061
Santander Retail Auto Lease Trust Series 2020-B Class A2 144A	0.42	11-20-2023	1,355,000	1,356,655
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	584,620	587,501
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	422,591	427,243
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	1,863,406	1,883,431
Tesla Auto Lease Trust Series 2020-A Class A2 144A	0.55	5-22-2023	1,500,000	1,502,630
Toyota Auto Receivables Owner Trust Series 2020-A Class A2	1.67	11-15-2022	4,765,864	4,797,368
Trillium Credit Card Trust II Series 2019-2A Class A 144A	3.04	1-26-2024	7,000,000	7,028,200
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,376,647
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.23%) 144A±	1.45	4-20-2029	5,000,000	4,987,695
Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06	4-20-2022	29,177	29,207
Verizon Owner Trust Series 2018-1A Class A1 144A	2.82	9-20-2022	1,177,657	1,185,130
Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90	11-15-2021	99,446	99,549

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Volvo Financial Equipment LLC Series 2020-1A Class A2 144A	0.37%	4-17-2023	$1,800,000	$1,800,884
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	1,055,000	1,056,504
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	2,074,565	2,094,212
World Omni Auto Lease Trust Series 2020-B Class A2	0.32	9-15-2023	2,335,000	2,335,244

Total Asset-Backed Securities (Cost $91,943,407)				92,319,085

Corporate Bonds and Notes: 32.46%

Communication Services: 0.23%

Diversified Telecommunication Services: 0.23%
Verizon Communications Incorporated	3.45	3-15-2021	1,025,000	1,034,323

Consumer Discretionary: 1.15%

Automobiles: 0.94%
Volkswagen Group of America Incorporated 144A	0.75	11-23-2022	4,200,000	4,205,831

Textiles, Apparel & Luxury Goods: 0.21%
Ralph Lauren Corporation	1.70	6-15-2022	940,000	958,899

Consumer Staples: 0.99%

Food & Staples Retailing: 0.99%
Kroger Company	2.95	11-1-2021	4,350,000	4,442,316

Energy: 2.83%

Oil, Gas & Consumable Fuels: 2.83%

BP Capital Markets America Incorporated	4.74	3-11-2021	5,000,000	5,060,900
Chevron Corporation (3 Month LIBOR +0.90%) ±	1.11	5-11-2023	4,525,000	4,608,899
Phillips 66 (3 Month LIBOR +0.62%) ±	0.84	2-15-2024	3,080,000	3,082,418

				12,752,217

Financials: 19.39%

Banks: 3.29%

Bank of America Corporation (3 Month LIBOR +0.37%) ±	2.74	1-23-2022	2,000,000	2,006,895
Bank of America Corporation (3 Month LIBOR +1.02%) ±	2.88	4-24-2023	2,000,000	2,065,687
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	1,000,000	1,050,542
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,062,311
Citibank NA	3.40	7-23-2021	2,040,000	2,076,098
Citigroup Incorporated (U.S. SOFR +0.87%) ±	2.31	11-4-2022	1,090,000	1,108,715
Citigroup Incorporated	2.90	12-8-2021	2,364,000	2,419,863
PNC Bank NA	2.15	4-29-2021	2,000,000	2,012,179
Truist Financial Corporation	2.05	5-10-2021	1,000,000	1,006,577

				14,808,867

Capital Markets: 2.59%

Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	0.53	5-21-2021	3,040,000	3,043,502
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.61	11-17-2023	1,500,000	1,501,215
Goldman Sachs Group Incorporated	5.25	7-27-2021	2,500,000	2,579,056
Morgan Stanley	4.10	5-22-2023	3,000,000	3,249,249
State Street Corporation (U.S. SOFR +2.69%) ±	2.83	3-30-2023	1,225,000	1,265,355

				11,638,377

Consumer Finance: 4.62%

American Honda Finance Corporation	1.70	9-9-2021	2,000,000	2,021,814
BMW US Capital LLC 144A	2.00	4-11-2021	2,584,000	2,596,382
Caterpillar Financial Services Corporation	0.95	5-13-2022	4,000,000	4,037,982
Daimler Finance NA LLC 144A	3.75	11-5-2021	825,000	849,826
Daimler Finance NA LLC 144A	3.88	9-15-2021	3,242,000	3,327,168
John Deere Capital Corporation	2.35	1-8-2021	2,000,000	2,004,074

2

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)

Toyota Motor Credit Corporation (3 Month LIBOR +0.13%) ±	0.35%	8-13-2021	$1,900,000	$1,900,722
Toyota Motor Credit Corporation	1.15	5-26-2022	2,000,000	2,025,597
Toyota Motor Credit Corporation	1.90	4-8-2021	2,000,000	2,011,442

				20,775,007

Diversified Financial Services: 0.90%
National Rural Utilities Cooperative Finance	2.40	4-25-2022	3,950,000	4,059,434

Insurance: 7.99%

AIG Global Funding (3 Month LIBOR +0.46%) 144A±	0.69	6-25-2021	2,600,000	2,606,058
Athene Global Funding 144A	1.20	10-13-2023	3,430,000	3,449,157
Athene Global Funding 144A	2.80	5-26-2023	3,000,000	3,130,765
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	5,000,000	5,024,101
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	4,175,000	4,229,529
New York Life Global Funding 144A	2.00	4-13-2021	600,000	603,836
New York Life Global Funding 144A	2.95	1-28-2021	4,545,000	4,563,025
Principal Life Global Funding II 144A	2.38	11-21-2021	1,250,000	1,276,176
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	0.75	6-28-2021	5,000,000	5,014,644
The Allstate Corporation (3 Month LIBOR +0.43%) ±	0.65	3-29-2021	825,000	825,997
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,264,451

				35,987,739

Health Care: 2.78%

Biotechnology: 1.21%

AbbVie Incorporated (3 Month LIBOR +0.65%) ±	0.86	11-21-2022	3,000,000	3,018,975
Gilead Sciences Incorporated (3 Month LIBOR +0.15%) ±	0.37	9-17-2021	2,425,000	2,426,347

				5,445,322

Health Care Providers & Services: 0.81%
CVS Health Corporation (3 Month LIBOR +0.72%) ±	0.96	3-9-2021	3,645,000	3,651,561

Pharmaceuticals: 0.76%
Bayer US Finance LLC 144A	3.50	6-25-2021	3,350,000	3,399,587

Industrials: 0.43%

Road & Rail: 0.43%
Penske Truck Leasing Company LP 144A	3.65	7-29-2021	1,900,000	1,934,895

Real Estate: 0.90%

Real Estate Management & Development : 0.90%
Simon Property Group LP	2.35	1-30-2022	4,000,000	4,067,544

Utilities: 3.76%

Electric Utilities: 2.23%

American Electric Power (3 Month LIBOR +0.48%) ±	0.68	11-1-2023	2,910,000	2,912,244
Entergy Louisiana LLC	0.62	11-17-2023	2,100,000	2,103,895
Florida Power & Light Company (3 Month LIBOR +0.38%) ±	0.60	7-28-2023	2,000,000	2,000,795
Southern Company	2.35	7-1-2021	3,000,000	3,030,413

				10,047,347

Multi-Utilities: 1.53%

Dominion Energy Incorporated (3 Month LIBOR +0.53%) ±	0.78	9-15-2023	3,500,000	3,505,621
DTE Energy Company	0.55	11-1-2022	3,380,000	3,387,209

				6,892,830

Total Corporate Bonds and Notes (Cost $145,464,474)				146,102,096

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 7.44%

California: 2.53%

Education Revenue: 0.34%

University of California Series BF	0.63%	5-15-2023	$1,500,000	$1,505,655

Miscellaneous Revenue: 1.71%

California Earthquake Authority Series B	1.23	7-1-2021	1,000,000	1,000,740
Ontario CA Pension Obligation	1.97	6-1-2021	585,000	587,679
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	926,941
Pomona CA Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	1,069,820
San Luis Unit/Westlands Water District Financing Authority (AGM Insured)	1.09	9-1-2022	1,000,000	1,011,050
Torrance CA Joint Powers Financing Authority	1.29	10-1-2022	1,000,000	1,003,790
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,511,025
West Covina CA Public Financing Authoriy Series A	1.75	8-1-2021	595,000	596,702

				7,707,747

Water & Sewer Revenue: 0.48%

El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.64	3-1-2021	1,500,000	1,501,320
El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.74	3-1-2022	650,000	652,971

				2,154,291

				11,367,693

Connecticut: 0.30%

GO Revenue: 0.30%

Connecticut Series A	3.00	7-1-2021	1,350,000	1,370,183

Florida: 0.17%

Education Revenue: 0.17%

Florida Development Finance Corporation Refunding Bond Nova Southeastern University	1.65	4-1-2021	750,000	750,878

Illinois: 0.22%

Airport Revenue: 0.22%

Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	999,410

New York: 0.93%

Airport Revenue: 0.29%

Port Authority of New York & New Jersey Consolidated Notes Series Aaa	1.09	7-1-2023	1,305,000	1,319,903

Tax Revenue: 0.50%

New York Dormitory Authority Personal Income Tax Revenue Series B	5.00	3-31-2021	2,200,000	2,235,310

Utilities Revenue: 0.14%

Long Island NY Power Authority Electric System Series C	0.66	3-1-2022	180,000	179,681
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	428,469

				608,150

				4,163,363

Ohio: 1.13%

Tobacco Revenue: 1.13%

Buckeye Ohio Tobacco Settlement Financing Authority	1.58	6-1-2021	5,065,000	5,085,969

4

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.83%

Education Revenue: 0.35%

Pennsylvania State University Series D	1.09%	9-1-2021	$1,560,000	$1,568,549

Tax Revenue: 0.48%

Philadelphia PA School District AMT Series A	4.00	6-30-2021	2,100,000	2,146,032

				3,714,581

Tennessee: 0.89%

Health Revenue: 0.89%

Nashville & Davidson Counties TN Vanderbilt University Medical Center Series D (1 Month LIBOR +2.50%) ±	2.64	7-1-2046	4,000,000	4,003,040

Texas: 0.44%

Airport Revenue: 0.22%

Houston TX Airport System Subordinate Bond Lien Series A	0.88	7-1-2022	1,000,000	1,000,500

Education Revenue: 0.22%

Texas Tech University Improvement & Refunding Bonds Financing System	0.51	2-15-2022	1,000,000	1,001,010

				2,001,510

Total Municipal Obligations (Cost $33,451,670)				33,456,627

Yankee Corporate Bonds and Notes: 22.31%

Energy: 1.48%

Energy Equipment & Services: 0.77%
Schlumberger Limited 144A	2.65	11-20-2022	3,345,000	3,470,850

Oil, Gas & Consumable Fuels: 0.71%

Total Capital International SA	2.22	7-12-2021	2,112,000	2,133,925
Total Capital SA	4.25	12-15-2021	1,000,000	1,041,957

				3,175,882

Financials: 20.25%

Banks: 18.13%

ABN AMRO Bank NV (3 Month LIBOR +0.57%) 144A±	0.80	8-27-2021	5,000,000	5,017,620
Australia and New Zealand Banking Group 144A	4.88	1-12-2021	1,000,000	1,005,135
Barclays Bank plc (3 Month LIBOR +0.46%) ±	0.68	1-11-2021	2,000,000	2,000,228
Barclays Bank plc	1.70	5-12-2022	1,075,000	1,094,060
BPCE SA (3 Month LIBOR +1.22%) 144A±	1.43	5-22-2022	4,000,000	4,044,000
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	0.64	4-26-2021	3,000,000	3,004,904
Credit Suisse AG	2.10	11-12-2021	1,000,000	1,016,732
Credit Suisse AG	2.80	4-8-2022	4,150,000	4,287,656
Credit Suisse AG	3.00	10-29-2021	1,000,000	1,024,170
DNB Bank ASA (3 Month LIBOR +0.62%) 144A±	0.86	12-2-2022	500,000	503,745
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	2,000,000	2,069,594
Lloyds Banking Group plc	3.00	1-11-2022	3,500,000	3,598,632
Macquarie Bank Limited 144A	2.85	1-15-2021	4,000,000	4,012,244
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.65%) ±	0.86	7-26-2021	2,735,000	2,743,974
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.70%) ±	0.95	3-7-2022	2,060,000	2,072,037
Mizuho Financial Group (3 Month LIBOR +0.84%) ±	1.07	7-16-2023	5,000,000	5,024,257
National Australia Bank Limited	3.70	11-4-2021	1,410,000	1,454,444
National Bank of Canada 144A	2.15	10-7-2022	2,165,000	2,233,167
Nordea Bank AB 144A	1.00	6-9-2023	2,850,000	2,888,630
Santander UK Group Holdings plc	2.88	8-5-2021	2,000,000	2,032,985

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Santander UK plc (3 Month LIBOR +0.66%) ±	0.88%	11-15-2021	$2,629,000	$2,642,779
Santander UK plc	3.40	6-1-2021	520,000	527,849
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%) 144A±	0.57	9-1-2023	3,000,000	2,999,203
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	0.89	12-12-2022	1,250,000	1,261,758
Societe Generale SA (3 Month LIBOR +1.33%) 144A±	1.56	4-8-2021	5,000,000	5,022,789
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +1.14%) ±	1.36	10-19-2021	2,815,000	2,840,275
Sumitomo Mitsui Trust Bank Limited 144A	0.80	9-12-2023	1,550,000	1,560,144
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	0.67	5-24-2021	4,000,000	4,007,767
Swedbank AB 144A	1.30	6-2-2023	2,225,000	2,267,613
UBS Group Funding Company 144A	3.00	4-15-2021	3,000,000	3,029,594
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	0.69	4-23-2021	1,800,000	1,801,514
Westpac Banking Corporation (3 Month LIBOR +1.00%) ±	1.22	5-13-2021	2,500,000	2,511,784

				81,601,283

Consumer Finance: 0.67%
Hyundai Capital Services 144A	2.88	3-16-2021	3,000,000	3,017,203

Diversified Financial Services: 1.45%
Shell International Finance BV	1.75	9-12-2021	2,000,000	2,024,564
Shell International Finance BV	2.38	8-21-2022	2,000,000	2,073,598
UBS AG 144A	1.75	4-21-2022	2,375,000	2,418,662

				6,516,824

Industrials: 0.58%

Electrical Equipment: 0.58%
Siemens Financieringsmaatschappij NV 144A	1.70	9-15-2021	2,600,000	2,629,791

Total Yankee Corporate Bonds and Notes (Cost $99,888,522)				100,411,833

Short-Term Investments: 13.63%

Commercial Paper: 13.59%
American Electric Power Company Incorporated 144A(z)	0.22	1-22-2021	2,500,000	2,499,209
American Honda Finance Corporation (z)	0.25	1-22-2021	5,000,000	4,998,322
Anglesea Funding LLC 144A(p)(z)	0.21	1-19-2021	5,150,000	5,148,691
Catholic Health Initiatives (z)	1.36	12-8-2020	4,500,000	4,499,900
Duke Energy Corporation 144A(z)	0.24	1-21-2021	2,500,000	2,499,224
Enbridge Incorporated 144A(p)(z)	0.24	12-11-2020	3,500,000	3,499,829
Glencore Funding LLC 144A(p)(z)	0.32	12-14-2020	2,950,000	2,949,603
Glencore Funding LLC 144A(p)(z)	0.52	1-14-2021	4,000,000	3,997,800
Macquarie Bank Limited 144A(z)	0.23	2-23-2021	1,900,000	1,898,946
Macquarie Bank Limited 144A(z)	0.23	2-25-2021	2,000,000	1,998,855
Mountcliff Funding LLC 144A(p)(z)	0.15	12-7-2020	300,000	299,992
Natixis (z)	0.12	1-11-2021	5,000,000	4,999,300
Otis Wordwide Corporation (z)	0.25	1-15-2021	1,200,000	1,199,676
Sheffield Receivables Company LLC 144A(p)(z)	0.13	12-4-2020	1,700,000	1,699,975
Sinopec Century Bright Capital Investment Limited 144A(z)	0.28	12-17-2020	5,000,000	4,999,254
Societe Generale SA 144A(z)	0.20	2-1-2021	5,000,000	4,998,924
Sumitomo Mitsui Trust 144A(z)	0.31	1-12-2021	5,000,000	4,999,182
TransCanada Pipelines Limited 144A(z)	0.31	1-5-2021	4,000,000	3,999,184

				61,185,866

	Yield		Shares

Investment Companies: 0.04%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02		171,455	171,455

Total Short-Term Investments (Cost $61,354,156)				61,357,321

6

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Total investments in securities (Cost $443,501,751)	98.90%	$445,134,133

Other assets and liabilities, net	1.10	4,952,845

Total net assets	100.00%	$450,086,978

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
(p)	Asset-backed commercial paper
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

7

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$588,730	$88,609,081	$(89,026,356)	$0	$0	$171,455	0.04%	171,455	$421
Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$3,795,702	$7,691,469	$11,487,171

Asset-backed securities	0	92,319,085	0	92,319,085

Corporate bonds and notes	0	146,102,096	0	146,102,096

Municipal obligations	0	33,456,627	0	33,456,627

Yankee corporate bonds and notes	0	100,411,833	0	100,411,833

Short-term investments

Commercial paper	0	61,185,866	0	61,185,866

Investment companies	171,455	0	0	171,455

Total assets	$171,455	$437,271,209	$7,691,469	$445,134,133

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency securities
Balance as of August 31, 2020	$0
Accrued discounts (premiums)	(5,478)
Realized gains (losses)	(67,174)
Change in unrealized gains (losses)	99,938
Purchases	8,587,500
Sales	(923,317)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of November 30, 2020	$7,691,469

Change in unrealized gains (losses) relating to securities still held at November 30, 2020	$99,939

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 15.04%
FHLB	3.00%	9-1-2034	$955,451	$1,000,326
FHLMC	4.00	5-1-2049	4,852,639	5,175,328
FHLMC	3.00	6-1-2050	1,857,908	1,973,003
FHLMC	3.00	7-1-2050	3,261,076	3,463,085
FHLMC	3.00	8-1-2050	1,507,911	1,601,331
FHLMC	3.00	8-1-2050	2,877,029	3,026,942
FHLMC (12 Month LIBOR +1.33%) ±	3.38	1-1-2036	9,665	9,972
FHLMC	3.50	12-1-2045	1,910,402	2,040,774
FHLMC	3.50	12-1-2045	855,444	920,701
FHLMC	4.00	6-1-2044	1,447,596	1,574,281
FHLMC	5.00	6-1-2036	162,209	188,467
FHLMC	5.00	8-1-2040	166,744	193,866
FHLMC	5.50	8-1-2038	38,865	45,525
FHLMC	5.50	12-1-2038	334,354	393,361
FHLMC	5.50	6-1-2040	511,574	585,976
FHLMC	8.00	2-1-2030	145	169
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	402,506	406,169
FHLMC Series 3774 Class AB	3.50	12-15-2020	404	403
FHLMC Series 4753 Class KB	3.50	6-15-2042	891,170	898,171
FHLMC Series K020 Class X1 ±±(c)	1.49	5-25-2022	12,266,866	193,853
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,204,968	1,487,952
FHLMC Series T-57 Class 2A1 ±±	3.82	7-25-2043	35,133	37,428
FHLMC Series T-59 Class 2A1 ±±	3.66	10-25-2043	183,634	223,265
FNMA	3.50	3-1-2048	7,131,068	7,535,371
FNMA ¤	0.00	8-6-2038	16,140,000	11,529,949
FNMA %%	2.00	12-14-2050	50,295,000	52,248,229
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	11,535	12,082
FNMA (12 Month LIBOR +1.61%) ±	2.47	5-1-2046	693,359	717,700
FNMA %%	2.50	12-14-2050	9,730,000	10,194,907
FNMA (12 Month LIBOR +1.61%) ±	2.52	3-1-2046	929,347	961,861
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	19,375	20,353
FNMA	3.00	11-1-2045	1,227,295	1,287,761
FNMA	3.00	12-1-2045	3,056,038	3,206,914
FNMA	3.00	12-1-2046	1,546,432	1,627,015
FNMA	3.00	8-1-2050	3,248,614	3,417,399
FNMA	3.02	2-1-2026	3,089,393	3,376,004
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.13	8-1-2036	473,161	497,956
FNMA	3.27	7-1-2022	1,153,604	1,188,193
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.34	11-1-2038	23,702	24,939
FNMA	3.48	3-1-2029	975,846	1,122,303
FNMA	3.50	10-1-2043	848,157	918,643
FNMA	3.50	4-1-2045	159,733	170,826
FNMA	3.50	8-1-2045	3,287,059	3,500,850
FNMA	3.62	3-1-2029	443,000	516,637
FNMA	3.63	3-1-2029	1,237,876	1,435,531
FNMA	3.77	3-1-2029	978,420	1,142,769
FNMA	3.77	3-1-2029	1,065,412	1,243,541
FNMA	3.95	9-1-2021	385,510	389,594
FNMA	4.00	2-1-2046	305,070	330,762
FNMA	4.00	4-1-2046	1,726,167	1,878,840
FNMA	4.00	6-1-2048	2,787,682	2,984,677
FNMA	4.00	2-1-2050	4,558,568	4,864,446
FNMA	4.50	11-1-2048	2,994,213	3,280,059
FNMA	5.00	1-1-2024	24,624	26,013
FNMA	5.00	2-1-2036	17,604	20,446
FNMA	5.00	6-1-2040	57,226	66,515
FNMA	5.00	8-1-2040	1,087,618	1,264,175
FNMA	5.50	11-1-2023	18,721	19,603
FNMA	5.50	8-1-2034	64,618	76,441
FNMA	5.50	2-1-2035	19,919	23,648
FNMA	5.50	8-1-2038	95,997	107,116
FNMA	5.50	8-1-2038	175,956	196,636
FNMA	6.00	10-1-2037	376,050	442,566
FNMA	6.00	11-1-2037	21,559	25,306
FNMA	6.25	5-15-2029	5,910,000	8,451,864
FNMA	6.50	7-1-2036	17,355	20,176
FNMA	6.50	7-1-2036	6,357	7,523
FNMA	6.50	11-1-2036	3,579	4,097

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.63%	11-15-2030	$5,015,000	$7,613,990
FNMA	7.00	12-1-2022	35,978	36,548
FNMA	7.00	7-1-2036	5,524	5,818
FNMA	7.00	11-1-2037	3,137	3,613
FNMA	7.50	5-1-2038	1,848	1,872
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	5,206	6,267
FNMA Series 2003-W08 Class 4A ±±	3.91	11-25-2042	101,992	109,120
FNMA Series 2003-W14 Class 2A ±±	3.32	6-25-2045	66,336	70,594
FNMA Series 2003-W14 Class 2A ±±	4.07	1-25-2043	171,130	179,965
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	887,387	1,023,186
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	429,658	519,370
GNMA %%	2.50	12-21-2050	31,260,000	32,931,906
GNMA	3.00	11-20-2045	2,560,798	2,723,289
GNMA	3.00	10-20-2050	8,386,818	8,866,589
GNMA	3.50	9-20-2047	1,844,218	1,984,119
GNMA	3.50	12-20-2047	3,955,401	4,227,291
GNMA	4.00	12-20-2047	2,190,396	2,372,307
GNMA	4.50	8-20-2049	909,319	982,222
GNMA	5.00	7-20-2040	381,914	439,915
GNMA	7.50	12-15-2029	572	650
GNMA Series 2008-22 Class XM ±±(c)	1.13	2-16-2050	761,203	19,472
International Development Finance Corporation	2.12	3-20-2024	4,635,000	4,765,720
STRIPS ¤	0.00	5-15-2044	9,270,000	6,356,929
TVA	5.88	4-1-2036	6,400,000	9,832,914

Total Agency Securities (Cost $234,969,896)				242,892,250

Asset-Backed Securities : 3.52%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	4,428,283	4,505,224
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.27	11-20-2028	935,000	930,473
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	601,529	602,775
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	2,936,144	2,942,996
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	0.95	10-25-2056	785,937	777,452
Exeter Automobile Receivables Trust Series 2018-1A Class C1 144A	3.03	1-17-2023	962,790	966,774
Finance of America HECM Buyout Series 2020-HB2 Class A 144A±±	1.71	7-25-2030	5,967,996	6,005,312
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,663,700
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	2,963,976	2,998,433
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	494,545	494,880
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	1,644,299	1,645,429
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	648,338	648,808
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	703,272	703,788
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	465,680	466,047
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	856,601	857,321
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,430,830	1,447,787
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	557,153	559,114
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	1,677,456	1,687,551
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	0.47	10-27-2025	861,231	856,237
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	0.90	5-1-2030	2,031,264	2,029,911
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.37	10-25-2027	737,452	741,194
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.05	4-25-2048	1,808,679	1,806,234
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.75	1-25-2046	1,877,522	1,855,898
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	8,088,000	8,183,449
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	0.66	7-17-2023	2,590,000	2,594,067
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	6,500,000	6,576,414
Westlake Automobile Receivables Trust Series 2019-1A Class A2A 144A	3.06	5-16-2022	107,602	107,722

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57%	2-15-2023	$1,949,539	$1,959,855
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	183,783	184,613

Total Asset-Backed Securities (Cost $56,371,078)				56,799,458

			Shares

Common Stocks : 0.09%

Energy : 0.09%

Oil, Gas & Consumable Fuels : 0.09%
Denbury Incorporated †			37,360	839,106
Whiting Petroleum Corporation †			29,806	674,808

Total Common Stocks (Cost $3,086,340)				1,513,914

			Principal

Corporate Bonds and Notes : 25.69%

Communication Services : 3.20%

Diversified Telecommunication Services : 0.54%
AT&T Incorporated 144A	3.55	9-15-2055	$2,330,000	2,384,592
Cablevision Lightpath LLC 144A	5.63	9-15-2028	1,615,000	1,693,247
Frontier Communications Corporation 144A	5.88	10-15-2027	145,000	152,431
T-Mobile USA Incorporated 144A	3.30	2-15-2051	4,225,000	4,427,420

				8,657,690

Media : 2.07%
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,581,563
Charter Communications Operating LLC	6.48	10-23-2045	655,000	933,922
Cinemark Incorporated	4.88	6-1-2023	2,000,000	1,893,100
Cinemark Incorporated	5.13	12-15-2022	2,000,000	1,941,250
Comcast Corporation	4.70	10-15-2048	1,800,000	2,538,758
Cox Communications Incorporated 144A	1.80	10-1-2030	6,550,000	6,569,295
CSC Holdings LLC 144A	4.13	12-1-2030	3,000,000	3,104,400
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	2,157,980
Diamond Sports Group LLC 144A	5.38	8-15-2026	2,000,000	1,550,000
Diamond Sports Group LLC 144A	6.63	8-15-2027	2,040,000	1,169,838
Discovery Communications Company 144A	4.00	9-15-2055	2,137,000	2,375,755
Discovery Incorporated	5.30	5-15-2049	385,000	503,008
Gray Television Incorporated 144A	4.75	10-15-2030	2,000,000	2,027,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	45,000	47,981
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	700,000	720,335
Nielsen Finance LLC 144A	5.88	10-1-2030	2,000,000	2,197,500
Sirius XM Radio Incorporated 144A	5.50	7-1-2029	2,000,000	2,190,000

				33,502,185

Wireless Telecommunication Services : 0.59%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,631,413
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,020,359
Sprint Spectrum Company 144A	4.74	9-20-2029	3,930,000	4,241,885
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	615,913

				9,509,570

Consumer Discretionary : 2.57%

Auto Components : 0.10%
Clarios Global LP 144A	6.25	5-15-2026	1,500,000	1,593,750

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Automobiles : 0.44%

Ford Motor Company	9.00%	4-22-2025	$4,720,000	$5,735,886
General Motors Company	5.95	4-1-2049	985,000	1,328,982

				7,064,868

Hotels, Restaurants & Leisure : 0.68%

Carnival Corporation 144A	11.50	4-1-2023	1,000,000	1,138,750
Darden Restaurants Incorporated	3.85	5-1-2027	2,005,000	2,186,358
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,142,350
NCL Corporation Limited 144A	12.25	5-15-2024	2,500,000	2,964,875
Royal Caribbean Cruises	4.25	6-15-2023	1,150,000	1,580,100

				11,012,433

Household Durables : 0.14%
KB Home Company	4.80	11-15-2029	2,000,000	2,200,000

Leisure Products : 0.25%
Hasbro Incorporated	3.50	9-15-2027	3,746,000	4,052,328

Multiline Retail : 0.30%
Kohl’s Corporation	9.50	5-15-2025	765,000	960,603
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	3,940,000	3,888,288

				4,848,891

Specialty Retail : 0.44%
Advance Auto Parts Company	1.75	10-1-2027	5,000,000	5,043,274
Michaels Stores Incorporated 144A«	8.00	7-15-2027	2,000,000	2,060,000
				7,103,274

Textiles, Apparel & Luxury Goods : 0.16%
Coach Incorporated	4.25	4-1-2025	1,000,000	1,065,729
Tapestry Incorporated	4.13	7-15-2027	1,500,000	1,590,866

				2,656,595

Consumer Staples : 0.61%

Beverages : 0.14%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,304,946

Food & Staples Retailing : 0.13%
Walgreens Boots Alliance	4.10	4-15-2050	1,925,000	2,051,539

Food Products : 0.10%
Kraft Heinz Foods Company 144A	4.88	10-1-2049	1,430,000	1,610,623

Tobacco : 0.24%

Altria Group Incorporated	1.70	6-15-2025	2,000,000	2,529,888
Altria Group Incorporated	5.95	2-14-2049	590,000	838,811
Reynolds American Incorporated	7.00	8-4-2041	450,000	601,221

				3,969,920

Energy : 4.01%

Energy Equipment & Services : 0.18%
Hilcorp Energy Company 144A	6.25	11-1-2028	1,900,000	1,881,000
USA Compression Partners LP	6.88	4-1-2026	1,000,000	1,034,700
USA Compression Partners LP	6.88	9-1-2027	75,000	79,059

				2,994,759

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels : 3.83%
Antero Midstream Partners LP 144A	5.75%	1-15-2028	$2,300,000	$2,070,000
Apache Corporation	5.35	7-1-2049	2,250,000	2,182,500
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,350,635
Baker Hughes Holdings LLC	4.49	5-1-2030	785,000	937,241
Boardwalk Pipelines LP	3.40	2-15-2031	2,355,000	2,369,299
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,287,000
Cheniere Energy Partners LP	4.50	10-1-2029	2,445,000	2,547,739
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,212,108
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,499,270
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	927,500
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	814,000
EQT Corporation	1.75	5-1-2026	1,750,000	2,247,700
EQT Corporation	3.90	10-1-2027	2,270,000	2,249,479
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,354,625
Indigo Natural Resources LLC 144A	6.88	2-15-2026	2,685,000	2,725,275
Marathon Petroleum Corporation	4.50	4-1-2048	3,295,000	3,570,572
Murphy Oil Corporation	5.88	12-1-2027	2,050,000	1,856,521
Nabors Industries Incorporated	4.63	9-15-2021	198,000	168,175
Occidental Petroleum Corporation	8.88	7-15-2030	4,100,000	4,627,875
ONEOK Incorporated	7.15	1-15-2051	2,070,000	2,713,975
Plains All American Pipeline LP	3.55	12-15-2029	1,680,000	1,722,017
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	3,358,452
Plains All American Pipeline LP	3.85	10-15-2023	3,400,000	3,585,277
QEP Resources Incorporated	5.38	10-1-2022	650,000	591,500
Range Resources Corporation 144A	9.25	2-1-2026	3,550,000	3,681,350
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	1,989,813
Sabine Pass Liquefaction LLC 144A	4.50	5-15-2030	1,235,000	1,440,907
Southern Star Central Corporation 144A	5.13	7-15-2022	652,000	652,392
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,318,750
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	2,445,000	2,518,350
Western Midstream Operating LP	6.25	2-1-2050	225,000	223,875

				61,794,172

Financials : 7.33%

Banks : 1.84%
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	4,000,000	4,031,963
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	5,000,000	5,216,668
Bank of America Corporation (U.S. SOFR +1.93%) ±	2.68	6-19-2041	1,610,000	1,680,752
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	1,160,000	1,302,545
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,874,589
Citigroup Incorporated (U.S. SOFR +1.15%) ±	2.67	1-29-2031	5,250,000	5,639,634
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,181,492
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,731,258
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	615,850
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,218,665
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ±(s)	4.95	9-1-2025	2,015,000	2,206,425

				29,699,841

Capital Markets : 1.66%
Bank of NY Mellon Corporation (5 Year Treasury Constant Maturity +4.36%) ±(s)	4.70	9-20-2025	3,100,000	3,386,750
Blackstone Holdings Finance Company LLC 144A	2.50	1-10-2030	5,500,000	5,966,624
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,399,012
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ±(s)	5.38	6-1-2025	3,905,000	4,354,075
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,951,898
Morgan Stanley	3.70	10-23-2024	3,235,000	3,595,900
Morgan Stanley (U.S. SOFR +4.84%) ±	5.60	3-24-2051	2,660,000	4,293,528
S&P Global Incorporated	1.25	8-15-2030	2,000,000	1,976,312

				26,924,099

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Consumer Finance : 1.20%

Aviation Capital Group LLC 144A	5.50%	12-15-2024	$1,785,000	$1,910,931
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	2,128,646
Ford Motor Credit Company LLC	4.00	11-13-2030	1,000,000	1,010,000
General Motors Financial Company Incorporated	2.70	8-20-2027	6,210,000	6,551,911
Hyundai Capital America 144A	2.65	2-10-2025	5,810,000	6,083,633
OneMain Finance Corporation	7.13	3-15-2026	1,500,000	1,726,635

				19,411,756

Diversified Financial Services : 0.36%

KKR Group Finance Company LLC 144A	5.13	6-1-2044	1,960,000	2,512,208
United Shore Financial Services LLC 144A	5.50	11-15-2025	830,000	872,720
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,390,565

				5,775,493

Insurance : 2.15%

Athene Global Funding 144A	2.55	11-19-2030	3,000,000	3,000,466
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,765,919
Axis Specialty Finance LLC (5 Year Treasury Constant Maturity +3.19%) ±	4.90	1-15-2040	5,105,000	5,268,425
Brighthouse Financial Incorporated	4.70	6-22-2047	820,000	847,129
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,650,205
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,379,002
Lincoln National Corporation	4.38	6-15-2050	1,000,000	1,242,621
Metlife Incorporated (5 Year Treasury Constant Maturity +3.58%) ±	3.85	9-15-2025	7,000,000	7,260,400
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,822,411
New York Life Insurance Company 144A	3.75	5-15-2050	1,670,000	1,974,029
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	1,635,000	1,758,340
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	2.55	12-1-2066	1,345,000	1,097,592
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,715,734

				34,782,273

Thrifts & Mortgage Finance : 0.18%

Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	525,000	484,969
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	2,500,000	2,406,250

				2,891,219

Health Care : 0.89%

Biotechnology : 0.13%
AbbVie Incorporated	2.95	11-21-2026	1,825,000	2,018,012

Health Care Providers & Services : 0.76%

CommonSpirit Health	2.95	11-1-2022	1,250,000	1,296,610
CommonSpirit Health AGM Insured	3.82	10-1-2049	1,810,000	1,998,650
Community Health Systems Incorporated	6.25	3-31-2023	3,000,000	3,063,750
Dignity Health	3.81	11-1-2024	2,000,000	2,162,112
Highmark Incorporated 144A	6.13	5-15-2041	710,000	889,541
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	3,000,000	2,940,000

				12,350,663

Industrials : 2.60%

Aerospace & Defense : 0.20%
The Boeing Company	5.81	5-1-2050	2,490,000	3,289,500

Airlines : 1.52%

Alaska Airlines 144A	4.80	2-15-2029	2,855,000	3,083,688
Delta Air Lines Incorporated	2.00	12-10-2029	3,725,000	3,688,974
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,850,000	1,991,485
Delta Air Lines Incorporated	7.38	1-15-2026	3,000,000	3,372,488

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Airlines (continued)

Delta Airlines Pass-Through Certificates Series 2015-B	4.25%	1-30-2025	$2,065,085	$1,965,013
JetBlue Airways Corporation	4.00	5-15-2034	2,000,000	2,125,079
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	7,625,000	8,268,359

				24,495,086

Commercial Services & Supplies : 0.16%
KAR Auction Services Incorporated 144A	5.13	6-1-2025	2,500,000	2,577,375

Construction & Engineering : 0.01%
Pike Corporation 144A	5.50	9-1-2028	115,000	120,463

Electrical Equipment : 0.01%
Sensata Technologies Incorporated 144A	3.75	2-15-2031	180,000	182,700

Industrial Conglomerates : 0.14%
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	2,537,000	2,259,234

Trading Companies & Distributors : 0.17%

Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,500,000	1,530,000
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,259,850

				2,789,850

Transportation Infrastructure : 0.39%

Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	784,325
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,654,220
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	797,597

				6,236,142

Information Technology : 1.09%

Communications Equipment : 0.19%

CommScope Technologies Finance LLC 144A	5.00	3-15-2027	2,000,000	1,990,000
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	895,000	964,363

				2,954,363

Electronic Equipment, Instruments & Components : 0.31%

Corning Incorporated	3.90	11-15-2049	2,500,000	3,038,501
Jabil Incorporated	3.00	1-15-2031	1,875,000	1,960,029

				4,998,530

Software : 0.24%

Citrix Systems Incorporated	3.30	3-1-2030	1,225,000	1,315,014
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	2,500,000	2,593,750

				3,908,764

Technology Hardware, Storage & Peripherals : 0.35%

Dell International LLC / EMC Corporation 144A	6.20	7-15-2030	3,125,000	3,968,988
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,705,730

				5,674,718

Materials : 0.19%

Containers & Packaging : 0.06%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	1,024,680

Metals & Mining : 0.13%

Freeport-McMoRan Incorporated	4.13	3-1-2028	2,000,000	2,105,000

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal		Value

Real Estate : 2.04%

Equity REITs : 2.04%

American Campus Communities Incorporated	2.85%	2-1-2030		$2,215,000	$2,282,430
Corporate Office Properties LP	2.25	3-15-2026		4,500,000	4,599,789
Kimco Realty Corporation	1.90	3-1-2028		1,835,000	1,843,546
Omega Healthcare Investors Incorporated	3.38	2-1-2031		2,930,000	2,948,901
Omega Healthcare Investors Incorporated	4.50	1-15-2025		2,130,000	2,307,542
Omega Healthcare Investors Incorporated	5.25	1-15-2026		1,700,000	1,899,742
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024		6,500,000	6,922,406
Service Properties Trust Company	3.95	1-15-2028		3,000,000	2,700,000
Simon Property Group LP	3.80	7-15-2050		2,880,000	3,099,565
Tanger Properties LP	3.75	12-1-2024		1,600,000	1,632,544
WP Carey Incorporated	2.40	2-1-2031		2,530,000	2,581,703

					32,818,168

Utilities : 1.16%

Electric Utilities : 0.87%

Basin Electric Power Cooperative 144A	4.75	4-26-2047		1,315,000	1,536,955
NRG Energy Incorporated 144A%%	2.00	12-2-2025		4,000,000	4,055,630
Oglethorpe Power Corporation	5.05	10-1-2048		1,060,000	1,332,599
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051		4,000,000	4,188,034
Tucson Electric Power Company	4.00	6-15-2050		2,415,000	2,986,839

					14,100,057

Multi-Utilities : 0.29%

Ameren Corporation	3.50	1-15-2031		1,915,000	2,215,937
Oglethorpe Power Corporation 144A	3.75	8-1-2050		2,320,000	2,461,020

					4,676,957

Total Corporate Bonds and Notes (Cost $384,320,433)					414,992,486

			Shares

Exchange-Traded Funds : 3.18%
Invesco BulletShares 2024 High Yield Corporate Bond ETF				53,460	1,319,393
iShares Broad USD High Yield Corporate Bond ETF				188,000	7,653,480
VanEck Vectors J. P. Morgan EM Local Currency Bond ETF				355,100	11,487,485
Xtrackers USD High Yield Corporate Bond ETF				623,000	30,850,960

Total Exchange-Traded Funds (Cost $47,865,413)					51,311,318

			Principal

Foreign Corporate Bonds and Notes : 3.39%

Communication Services : 0.35%

Media : 0.35%

Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	2,650,241
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,989,904

					5,640,145

Consumer Discretionary : 0.31%

Auto Components : 0.17%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,703,917

Automobiles : 0.14%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,266,610

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value

Consumer Staples : 0.96%

Food & Staples Retailing : 0.11%
Tasty Bondco 1 SA 144A	6.25%	5-15-2026	EUR	1,600,000	$1,679,457

Food Products : 0.31%

Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ±(s)	1.75	3-27-2023	EUR	2,600,000	3,171,193
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,780,551

					4,951,744

Household Products : 0.12%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	1,600,000	1,974,851

Tobacco : 0.42%
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	6,840,491

Energy : 0.48%

Oil, Gas & Consumable Fuels : 0.48%

Eni SpA	1.13	9-19-2028	EUR	3,200,000	4,091,046
Petroleos Mexicanos	3.75	2-21-2024	EUR	1,000,000	1,181,256
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	2,000,000	2,499,022

					7,771,324

Financials : 0.37%

Banks : 0.24%

Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ±(s)	6.00	7-18-2022	EUR	1,200,000	1,477,069
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ±(s)	10.75	3-30-2022	EUR	1,800,000	2,366,688

					3,843,757

Diversified Financial Services : 0.13%
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	1,800,000	2,195,227

Health Care : 0.23%

Pharmaceuticals : 0.23%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	2,750,000	3,691,175

Industrials : 0.27%

Commercial Services & Supplies : 0.09%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,416,419

Electrical Equipment : 0.10%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,614,672

Road & Rail : 0.08%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	1,800,000	1,355,312

Materials : 0.19%

Containers & Packaging : 0.19%
Can-Pack SA Eastern Land Company 144A	2.38	11-1-2027	EUR	2,500,000	3,059,053

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal		Value

Real Estate : 0.23%

Real Estate Management & Development : 0.23%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88%	10-5-2078	EUR	2,500,000	$3,170,978
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	626,366

					3,797,344

Total Foreign Corporate Bonds and Notes (Cost $51,981,610)					54,801,498

Foreign Government Bonds : 0.65%
Brazil	10.00	1-1-2025	BRL	8,600,000	1,860,343
Brazil	10.00	1-1-2029	BRL	8,000,000	1,759,298
Hungary	1.00	11-26-2025	HUF	900,000,000	2,946,677
Malaysia	3.96	9-15-2025	MYR	15,000,000	3,973,012

Total Foreign Government Bonds (Cost $11,779,556)					10,539,330

Loans : 0.60%

Communication Services : 0.08%

Media : 0.08%
Ancestry.com Incorporated (1 Month LIBOR +3.75%) ±	4.75	10-19-2023		$1,200,322	1,196,577

Consumer Discretionary : 0.05%

Hotels, Restaurants & Leisure : 0.05%
Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025		817,950	844,533

Energy : 0.12%

Oil, Gas & Consumable Fuels : 0.12%
Apergy Corporation (3 Month LIBOR +5.00%) ±‡%%<	6.00	5-28-2027		1,876,250	1,890,322

Health Care : 0.07%

Health Care Providers & Services : 0.07%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.25	9-3-2024		1,212,500	1,186,080

Industrials : 0.16%

Machinery : 0.16%
Vertical U.S. Newco Incorporated (6 Month LIBOR +4.25%) ±%%<	4.57	7-30-2027		2,625,000	2,616,626

Information Technology : 0.12%

Software : 0.12%
Sophia LP (3 Month LIBOR +3.75%) ±	4.50	10-7-2027		2,000,000	1,985,000

Total Loans (Cost $9,748,839)					9,719,138

Municipal Obligations : 1.04%

California : 0.23%

Airport Revenue : 0.13%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041		2,000,000	2,024,880

Transportation Revenue : 0.10%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028		2,115,000	1,648,854

					3,673,734

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Illinois : 0.48%

GO Revenue : 0.26%
Cook County IL Series B (BAM Insured)	6.36%	11-15-2033	$1,745,000	$2,505,419
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,727,526

				4,232,945

Tax Revenue : 0.22%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,524,103
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,771,654
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	203,391

				3,499,148

				7,732,093

Kansas : 0.03%

Health Revenue : 0.03%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	410,000	405,818

Maryland : 0.04%

Education Revenue : 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	720,000	720,533

Michigan : 0.06%

Miscellaneous Revenue : 0.06%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	855,000	934,985

Pennsylvania : 0.20%

Health Revenue : 0.05%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	898,344

Miscellaneous Revenue : 0.15%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,381,890

				3,280,234

Total Municipal Obligations (Cost $14,422,955)				16,747,397

Non-Agency Mortgage-Backed Securities : 17.36%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.61	4-25-2045 1,646,857		1,716,373
ALM Loan Funding Series 2015-16A Class AAR2 (3 Month LIBOR +0.90%) 144A±	1.14	7-15-2027 1,268,675		1,265,762
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	1.49	4-14-2029 3,000,000		2,995,062
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	1.38	10-16-2028 2,750,000		2,736,894
Angel Oak Mortgage Trust I LLC Series 2017-2 Class A2 144A±±	2.63	7-25-2047 1,149,438		1,158,088
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059 716,463		726,717
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049 6,086,988		6,171,081

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47%	6-25-2065	$4,456,513	$4,475,702
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,683,250	6,827,074
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	303,204	303,083
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	1.47	1-20-2029	1,000,000	999,082
Benefit Street Partners CLO Limited Series 2016-10A Class A1R (3 Month LIBOR +1.14%) 144A±	1.38	1-15-2029	3,500,000	3,484,646
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR +1.23%) 144A±	1.45	1-20-2029	1,893,915	1,893,606
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,445,000	7,503,164
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	2,971,371	3,052,798
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	4,975,000	5,309,190
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	479,004	496,591
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,166,521
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	1.02	1-20-2028	2,310,125	2,292,713
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,045,438
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	2,662,068	2,665,147
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	971,703	982,015
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	294,787
Credit Suisse Mortgage Trust Series 2013 Class B4 144A±±	3.41	4-25-2043	3,142,283	3,156,871
Credit Suisse Mortgage Trust Series 2018 Class A1 144A±±	4.13	7-25-2058	1,421,185	1,426,859
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	1.15	12-31-2027	1,054,099	1,052,740
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	1.39	10-20-2028	3,408,769	3,402,364
CSMLT Trust Series 2015-1 Class B4 144A±±	3.84	5-25-2045	4,149,161	4,210,034
DBWF Mortgage Trust Series 2018-GLKS (1 Month LIBOR +1.03%) 144A±	1.18	12-19-2030	582,684	571,006
Deephaven Residential Mortgage Series 2019-2A Class A1 144A±±	3.56	4-25-2059	1,221,197	1,232,054
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,940,686	1,972,893
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	1.87	8-15-2030	4,000,000	3,980,484
Dryden Senior Loan Fund Series 2014-36A Class AR2 (3 Month LIBOR +1.28%) 144A±	1.52	4-15-2029	3,755,000	3,755,368
ECMC Group Student Loan Trust Series 2020-3A Class A1b (1 Month LIBOR +1.00%) 144A±	1.15	1-27-2070	5,000,000	5,000,000
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	2.89	1-25-2030	3,965,000	3,907,272
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	3,191,814	3,207,218
GB Trust Series 2020-FlLIX (1 Month LIBOR +1.12%) 144A±	1.26	8-15-2037	3,000,000	3,004,151
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	4,894,212	4,988,522
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	3,336,428	3,395,979
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	4,111,045	4,240,040
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	1.84	10-15-2030	3,000,000	2,974,254
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.93	11-10-2052	500,000	470,451
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	1,553,169	1,593,221
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A(a)±	1.53	5-2-2023	5,860,000	5,860,000
Homeward Opportunities Fund Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,296,658	1,309,825
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.14	11-15-2036	2,416,198	2,362,951
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	2,308,463	2,314,836
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	1,321,024	1,340,911

12

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-B4 144A±±	3.38%	7-25-2043	$3,616,907	$3,458,794
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.10	7-15-2036	5,000,000	4,874,733
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.40	6-25-2029	1,215,000	1,234,804
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	3,959,250	4,081,635
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	1.58	4-15-2029	3,150,000	3,147,341
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,685,000	2,721,395
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	600,000	614,592
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.27	5-15-2028	2,578,942	2,570,999
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±(c)	0.78	5-28-2040	46,961	0
Mello Warehouse Securitization Series 2019-1 Class E (1 Month LIBOR +2.35%) 144A±	2.50	6-25-2052	4,000,000	3,992,239
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2052	3,115,000	3,115,000
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75	4-25-2058	1,971,130	2,111,108
MF1 Limited Class 2020-Fl3 Class A (1 Month LIBOR +2.05%) 144A±	2.19	7-15-2035	3,700,000	3,717,348
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,817,953
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	615,757
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.35	10-28-2033	2,119	6
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	5,196,683
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	1.92	7-20-2030	1,000,000	994,718
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	7,806,755	7,825,249
Ocwen Master Advance Receivables Trust Series 2020-T1 Class CT1 144A	2.32	8-15-2052	1,400,000	1,402,930
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	3,005,019	3,099,851
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR +1.80%) 144A±	2.02	10-17-2029	5,400,000	5,335,173
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	1.19	4-20-2027	2,094,890	2,089,106
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	2-25-2024	5,000,000	4,856,636
Servicemaster Brands Service Series 2020-1 Class A2I 144A%%	2.84	1-30-2051	3,700,000	3,704,927
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.61	11-25-2046	5,929,218	6,206,724
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	1.23	4-15-2029	2,825,000	2,801,411
Springcastle SPV 144A	1.97	9-25-2037	6,049,458	6,090,012
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,901,917	1,929,656
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	2,487,696	2,531,726
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	1.76	7-29-2029	5,545,000	5,489,933
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.29	2-15-2029	4,210,000	4,199,100
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	5,000,000	5,206,260
Towd Point Mortgage Trust Series 2015-2 Class1M2 144A±±	3.58	11-25-2060	4,530,000	4,784,204
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	2,675,000	2,778,123
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,927,917	1,996,026
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	1,507,822	1,545,084
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	4,275,212
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	3,242,731	3,297,170
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,276,144
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.99	2-15-2032	2,930,000	2,838,767
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,395,045	1,435,846
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	5,270,291	5,311,816
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,607,700	2,640,342

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	1.18%	7-23-2027	$2,802,614	$2,792,123
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	1.10	1-16-2027	560,643	559,053
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A±	1.11	5-1-2026	103,773	103,668
Wingstop Funding LLC Series 2020-1A Class A2 144A	0.01	12-5-2050	3,350,000	3,393,182

Total Non-Agency Mortgage-Backed Securities (Cost $278,153,351)				280,352,399

U.S. Treasury Securities : 10.84%
TIPS	0.13	7-15-2030	5,907,998	6,540,108
TIPS	1.38	2-15-2044	3,138,068	4,491,563
U.S. Treasury Bond ¤	0.00	11-15-2027	1,795,000	1,705,665
U.S. Treasury Bond	0.25	8-31-2025	1,535,000	1,528,164
U.S. Treasury Bond	0.63	8-15-2030	650,000	636,898
U.S. Treasury Bond	1.25	5-15-2050	2,855,000	2,628,830
U.S. Treasury Bond	1.38	8-15-2050	26,555,000	25,231,399
U.S. Treasury Bond	1.63	11-15-2050	21,955,000	22,184,841
U.S. Treasury Bond	2.25	8-15-2049	6,670,000	7,741,369
U.S. Treasury Bond	2.38	11-15-2049	1,630,000	1,941,419
U.S. Treasury Note	0.25	10-31-2025	29,000,000	28,848,203
U.S. Treasury Note	0.38	4-30-2025	13,685,000	13,720,282
U.S. Treasury Note	0.88	11-15-2030	57,828,000	57,963,534

Total U.S. Treasury Securities (Cost $172,591,004)				175,162,275

Yankee Corporate Bonds and Notes : 8.32%

Communication Services : 0.65%

Diversified Telecommunication Services : 0.12%
Telefonica Emisiones SAU	5.21	3-8-2047	1,485,000	1,897,865

Interactive Media & Services : 0.53%

Baidu Incorporated	2.38	10-9-2030	5,000,000	5,126,231
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,410,100

				8,536,331

Consumer Discretionary : 0.30%

Automobiles : 0.20%
Nissan Motor Company 144A	4.81	9-17-2030	2,961,000	3,269,124

Internet & Direct Marketing Retail : 0.10%
Prosus NV 144A	4.03	8-3-2050	1,565,000	1,661,408

Consumer Staples : 0.38%

Beverages : 0.11%
Fomento Economico SA	3.50	1-16-2050	1,580,000	1,735,709

Tobacco : 0.27%
Imperial Brands Finance plc 144A	3.50	7-26-2026	4,055,000	4,457,466

Energy : 0.93%

Oil, Gas & Consumable Fuels : 0.93%

Baytex Energy Corporation 144A	5.63	6-1-2024	2,000,000	1,165,000
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ±(s)	4.88	3-22-2030	4,950,000	5,458,860
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,283,925
EnCana Corporation	6.50	2-1-2038	836,000	886,044
Saudi Arabian Oil Company 144A	2.25	11-24-2030	3,660,000	3,707,661
Total Capital International SA	2.99	6-29-2041	2,265,000	2,450,569

				14,952,059

14

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financials : 5.00%

Banks : 2.84%

ABN AMRO Bank NV 144A	4.75%	7-28-2025	$1,800,000	$2,064,300
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,277,113
Banco De Bogota SA 144A	6.25	5-12-2026	1,400,000	1,589,280
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,388,910
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,747,430
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,682,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144A±(s)	6.75	9-27-2024	1,565,000	1,649,119
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,757,308
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,844,500
Banco Santander SA	4.25	4-11-2027	1,600,000	1,836,756
Banistmo SA 144A	4.25	7-31-2027	4,570,000	4,780,129
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,750,580
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,955,057
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,921,155
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,750,000	1,798,703
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,624,075
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,686,091
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	3,000,000	3,283,793
Westpac Banking Corporation	2.96	11-16-2040	2,160,000	2,323,402

				45,959,701

Capital Markets : 0.33%

Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144A±(s)	5.25	2-22-2027	3,500,000	3,711,750
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,552,048

				5,263,798

Diversified Financial Services : 1.11%

Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,738,611
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,550,925
Brookfield Finance Incorporated	3.50	3-30-2051	2,865,000	3,122,684
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,278,034
GE Capital International Funding Company	4.42	11-15-2035	3,535,000	4,077,159
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,214,908
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ±	7.00	12-29-2049	1,650,000	1,876,974
WPP Finance Limited 2010	3.75	9-19-2024	1,054,000	1,159,983

				18,019,278

Insurance : 0.55%

Fairfax Financial Holdings Limited	4.85	4-17-2028	2,780,000	3,084,961
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,886,921
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	1,600,000	1,860,000
Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,997,014

				8,828,896

Thrifts & Mortgage Finance : 0.17%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,756,180

Health Care : 0.17%

Pharmaceuticals : 0.17%

Bausch Health Companies Incorporated 144A	5.00	1-30-2028	2,000,000	1,999,400

15

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance BV	2.80%	7-21-2023	$800,000	$785,888

				2,785,288

Industrials : 0.27%

Aerospace & Defense : 0.17%
Bae Systems plc 144A	3.00	9-15-2050	2,605,000	2,758,433

Commercial Services & Supplies : 0.07%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	1,050,000	1,065,750

Transportation Infrastructure : 0.03%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	559,250

Materials : 0.07%

Paper & Forest Products : 0.07%
Suzano Austria GmbH	3.75	1-15-2031	1,000,000	1,054,000

Utilities : 0.55%

Electric Utilities : 0.55%

Electricite de France SA 144A	4.95	10-13-2045	1,130,000	1,471,992
Enel Finance International SA 144A	4.63	9-14-2025	3,635,000	4,241,254
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	3,100,514

				8,813,760

Total Yankee Corporate Bonds and Notes (Cost $124,149,654)				134,374,296

Yankee Government Bonds : 1.39%
Abu Dhabi 144A	3.88	4-16-2050	2,600,000	3,225,250
Bermuda 144A	3.38	8-20-2050	1,455,000	1,542,300
Bermuda 144A	3.72	1-25-2027	410,000	455,305
Letra do Tesouro Nacional ¤	0.00	1-1-2024	16,000,000	2,471,507
Mexico	4.75	4-27-2032	3,615,000	4,274,738
Provincia de Cordoba 144A	7.13	6-10-2021	1,750,000	1,058,768
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,400,020
Republic of Argentina	0.13	7-9-2030	1,703,981	667,961
Republic of Argentina	0.13	7-9-2035	1,817,118	640,534
Republic of Argentina	1.00	7-9-2029	206,310	88,198
Republic of Kenya 144A	8.25	2-28-2048	750,000	839,010
Republic of Paraguay 144A	5.40	3-30-2050	1,000,000	1,247,500
Republic of Senegal 144A	6.25	5-23-2033	750,000	826,575
Saudi Arabia 144A	4.50	4-22-2060	1,870,000	2,379,575
Ukraine 144A	7.38	9-25-2032	1,200,000	1,284,780

Total Yankee Government Bonds (Cost $21,370,379)				22,402,021

	Yield		Shares

Short-Term Investments : 16.10%

Investment Companies : 13.00%

Securities Lending Cash Investments LLC (l)(r)(u)	0.12		2,066,250	2,066,250
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02		207,908,266	207,908,266

				209,974,516

			Principal

U.S. Treasury Securities : 3.10%

U.S. Treasury Bill (z)#	0.09	12-31-2020	$25,000,000	24,998,386

16

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bill (z)#		0.08%	2-25-2021	$25,000,000	$24,995,297

					49,993,683

Total Short-Term Investments (Cost $259,967,943)					259,968,199

Total investments in securities (Cost $1,670,778,451)	107.21%				1,731,575,979

Other assets and liabilities, net	(7.21)				(116,468,596)

Total net assets	100.00%				$1,615,107,383

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority

17

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	185	3-31-2021	$23,311,741	$23,315,781	$4,040	$0
2-Year U.S. Treasury Notes	1,141	3-31-2021	251,904,311	251,991,632	87,321	0
U.S. Long Term Bond	108	3-22-2021	18,903,532	18,889,875	0	(13,657)
U.S. Ultra Bond	188	3-22-2021	40,764,714	40,613,875	0	(150,839)
10-Year U.S. Treasury Notes	412	3-22-2021	56,837,388	56,926,813	89,425	0
Short
Euro-Schatz Futures	(67)	12-8-2020	(8,971,818)	(8,977,125)	0	(5,307)
Euro-BOBL Futures	(135)	12-8-2020	(21,739,476)	(21,804,115)	0	(64,639)
Euro-Bund Futures	(230)	12-8-2020	(47,668,905)	(48,080,823)	0	(411,918)
10-Year Ultra Futures	(274)	3-22-2021	(42,916,532)	(43,052,250)	0	(135,718)

					$180,786	$(782,078)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
11,310,000 USD	9,600,951 EUR	Citibank	12-31-2020	$0	$(153,908)
41,603,441 USD	35,009,034 EUR	Citibank	12-31-2020	0	(198,706)
2,926,450 USD	2,500,000 EUR	Citibank	12-31-2020	0	(58,647)
3,000,000 USD	313,074,000 JPY	Citibank	1-8-2021	0	(1,408)
2,399,068,820 JPY	23,000,000 USD	Citibank	1-8-2021	0	(379)

				$0	$(413,048)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses

Sell protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	12-20-2024	EUR 3,840,040	$467,200	$(40,323)	$507,523	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$263,640	$215,291,013	$(213,488,403)	$0	$0	$2,066,250		2,066,250	$4,259	#
Wells Fargo Government Money Market Fund Select Class	94,304,438	377,229,819	(263,625,991)	0	0	207,908,266		207,908,266	13,462

				$0	$0	$209,974,516	13.00%		$17,721

#	Amount shown represents income before fees and rebates.

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”),

an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2020, the Fund had unfunded loan commitments of $2,010,319.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$242,892,250	$0	$242,892,250

Asset-backed securities	0	56,799,458	0	56,799,458

Common stocks

Energy	1,513,914	0	0	1,513,914

Corporate bonds and notes	0	414,992,486	0	414,992,486

Exchange-traded funds	51,311,318	0	0	51,311,318

Foreign corporate bonds and notes	0	54,801,498	0	54,801,498

Foreign government bonds	0	10,539,330	0	10,539,330

Loans	0	7,828,816	1,890,322	9,719,138

Municipal obligations	0	16,747,397	0	16,747,397

Non-agency mortgage-backed securities	0	280,352,399	0	280,352,399

U.S. Treasury securities	175,162,275	0	0	175,162,275

Yankee corporate bonds and notes	0	134,374,296	0	134,374,296

Yankee government bonds	0	22,402,021	0	22,402,021

Short-term investments

Investment companies	209,974,516	0	0	209,974,516

U.S. Treasury securities	49,993,683	0	0	49,993,683

	487,955,706	1,241,729,951	1,890,322	1,731,575,979

Futures contracts	180,786	0	0	180,786

Credit default swap contracts	0	507,523	0	507,523

Total assets	$488,136,492	$1,242,237,474	$1,890,322	$1,732,264,288

Liabilities

Futures contracts	$782,078	$0	$0	$782,078

Forward foreign currency contracts	0	413,048	0	413,048

Total liabilities	$782,078	$413,048	$0	$1,195,126

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $5,447,727 as cash collateral for these open futures contracts and centrally cleared swaps.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.55%

Affiliated Master Portfolios : 100.55%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,550,343
Wells Fargo Emerging Markets Bond Portfolio		131,967
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		220,260
Wells Fargo Factor Enhanced International Equity Portfolio		739,586
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,437,519
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		354,270
Wells Fargo High Yield Corporate Bond Portfolio		132,034
Wells Fargo Investment Grade Corporate Bond Portfolio		809,178
Wells Fargo Strategic Retirement Bond Portfolio		524,460
Wells Fargo U.S. REIT Portfolio		246,178

Total Investment Companies (Cost $5,524,610)		6,145,795

Total investments in securities (Cost $5,524,610)	100.55%	6,145,795

Other assets and liabilities, net	(0.55)	(33,684)

Total net assets	100.00%	$6,112,111

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	1	12/18/2020	$58,895	$60,115	$1,220	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.27%	$31,579	$(18,736)	$18,166	$0	$47	$1,550,343
Wells Fargo Emerging Markets Bond Portfolio	0.29	0.36	(5,287)	4,790	4,379	0	1	131,967
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.09	0.11	(18,073)	40,041	2	4,078	32	220,260
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.11	(3,737)	102,928	4	14,830	0	739,586
Wells Fargo Factor Enhanced Large Cap Equity Portfolio	0.13	0.16	128,920	76,905	8	20,414	65	1,437,519
Wells Fargo Factor Enhanced Small Cap Equity Portfolio	0.13	0.15	(19,769)	87,050	3	3,989	20	354,270
Wells Fargo High Yield Bond Portfolio	0.23	0.35	4,026	(3,503)	5,432	13	4	132,034
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.27	17,295	3,012	18,787	1	6	809,178
Wells Fargo Strategic Retirement Bond Portfolio	0.67	0.36	6,228	4,539	6,318	7,154	3	524,460
Wells Fargo U.S. REIT Portfolio	0.85	1.02	(18,578)	14,670		0	3	246,178

			$122,604	$311,695	$53,099	$50,478	$181	$6,145,795	100.55%

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values rates and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments measured at net asset value*				$6,145,795
Futures contracts	$1,220	$0	$0	1,220

Total assets	$1,220	$0	$0	$6,147,015

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $6,145,795 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $40,137 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio

Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.11%

Affiliated Master Portfolios : 100.11%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,637,761
Wells Fargo Emerging Markets Bond Portfolio		139,205
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		321,666
Wells Fargo Factor Enhanced International Equity Portfolio		1,079,577
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,075,629
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		512,457
Wells Fargo High Yield Corporate Bond Portfolio		139,275
Wells Fargo Investment Grade Corporate Bond Portfolio		854,816
Wells Fargo Strategic Retirement Bond Portfolio		508,727
Wells Fargo U.S. REIT Portfolio		320,199

Total Investment Companies (Cost $6,900,435)		7,589,312

Total investments in securities (Cost $6,900,435)	100.11%	7,589,312

Other assets and liabilities, net	(0.11)	(8,340)

Total net assets	100.00%	$7,580,972

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	1	12-18-2020	$58,895	$60,115	$1,220	$0

Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0

					$4,487	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.23%	0.28%	$32,231	$75,527	$18,406	$0	$47	$1,637,761
Wells Fargo Emerging Markets Bond Portfolio	0.30	0.38	(5,383)	6,357	4,431	0	1	139,205
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.13	0.16	(24,905)	38,174	2	0	12	321,666
Wells Fargo Factor Enhanced International Equity Portfolio	0.16	0.16	(4,546)	149,808	5	5,674	34	1,079,577
Wells Fargo Factor Enhanced Large Cap Equity Portfolio	0.18	0.23	179,974	(5,560)	11	20,728	92	2,075,629
Wells Fargo Factor Enhanced Small Cap Equity Portfolio	0.19	0.21	(26,268)	71,843	4	28,232	28	512,457
Wells Fargo High Yield Corporate Bond Portfolio	0.23	0.34	4,389	(5,098)	5,511	5,540	4	139,275
Wells Fargo Investment Grade Corporate Bond Portfolio	0.30	0.28	17,758	68,058	19,030	0	6	854,816
Wells Fargo Strategic Retirement Bond Portfolio	0.63	0.38	5,826	23,482	5,945	0	2	508,727
Wells Fargo U.S. REIT Portfolio	1.09	1.32	(23,100)	(14,065)	0	8,928	4	320,199

			$155,976	$408,525	$53,345	$69,102	$230	$7,589,312	100.11%

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments measured at net asset value*				$7,589,312

Futures contracts	$4,487	$0	$0	4,487

Total assets	$4,487	$0	$0	$7,593,799

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $7,589,312 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $47,138 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies : 100.39%

Affiliated Master Portfolios : 100.39%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,913,838
Wells Fargo Emerging Markets Bond Portfolio		161,120
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		567,782
Wells Fargo Factor Enhanced International Equity Portfolio		1,902,579
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,502,609
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		868,175
Wells Fargo High Yield Corporate Bond Portfolio		161,159
Wells Fargo Investment Grade Corporate Bond Portfolio		997,573
Wells Fargo Strategic Retirement Bond Portfolio		315,147
Wells Fargo U.S. REIT Portfolio		297,591

Total Investment Companies (Cost $9,678,325)		10,687,573

Total investments in securities (Cost $9,678,325)	100.39%	10,687,573

Other assets and liabilities, net	(0.39)	(41,918)

Total net assets	100.00%	$10,645,655

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	2	12-18-2020	$119,333	$120,230	$897	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$4,683	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.28%	0.33%	$37,796	$82,880	$18,406	$0	$56	$1,913,838
Wells Fargo Emerging Markets Bond Portfolio	0.36	0.44	(6,209)	7,444	4,431	0	2	161,120
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.28	(45,462)	72,800	2	10,346	21	567,782
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.28	(9,302)	284,130	5	37,096	61	1,902,579
Wells Fargo Factor Enhanced Large Cap Equity Portfolio	0.32	0.38	310,067	(17,504)	11	48,540	157	3,502,609
Wells Fargo Factor Enhanced Small Cap Equity Portfolio	0.34	0.36	(47,544)	125,701	4	9,550	48	868,175
Wells Fargo High Yield Corporate Bond Portfolio	0.28	0.32	4,213	(4,948)	5,511	0	5	161,159
Wells Fargo Investment Grade Corporate Bond Portfolio	0.37	0.44	20,626	75,627	18,645	0	8	997,573
Wells Fargo Strategic Retirement Bond Portfolio	0.41	0.21	3,683	13,755	5,945	0	1	315,147
Wells Fargo U.S. REIT Portfolio	1.04	1.23	(21,587)	(14,512)	0	8,394	3	297,591

			$246,281	$625,374	$52,960	$113,927	$362	$10,687,573	100.39%

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments measured at net asset value*				$10,687,573

Futures contracts	$4,683	$0	$0	4,683

Total assets	$4,683	$0	$0	$10,692,256

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $10,687,573 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $86,817 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 99.93%

Affiliated Master Portfolios : 99.93%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,456,423
Wells Fargo Emerging Markets Bond Portfolio		122,202
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		668,109
Wells Fargo Factor Enhanced International Equity Portfolio		2,246,238
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,962,386
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		978,503
Wells Fargo High Yield Corporate Bond Portfolio		122,264
Wells Fargo Investment Grade Corporate Bond Portfolio		761,045
Wells Fargo Strategic Retirement Bond Portfolio		71,080
Wells Fargo U.S. REIT Portfolio		101,089

Total Investment Companies (Cost $9,924,175)		10,489,339

Total investments in securities (Cost $9,924,175)	99.93%	10,489,339

Other assets and liabilities, net	0.07	7,561

Total net assets	100.00%	$10,496,900

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	2	12-18-2020	$118,447	$120,230	$1,783	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$5,569	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.18%	0.25%	$24,883	$(13,424)	$15,203	$0	$39	$1,456,423
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.33	(4,494)	3,184	3,602	0	0	122,202
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.33	6,412	102,939	0	10,986	21	668,109
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.33	(41,370)	255,109	0	39,182	82	2,246,238
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.31	0.43	322,927	160,427	18	49,725	152	3,962,386
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.32	0.40	(43,367)	205,745	7	9,717	47	978,503
Wells Fargo High Yield Corporate Bond Portfolio	0.18	0.25	3,734	(4,270)	4,498	0	3	122,264
Wells Fargo Investment Grade Corporate Bond Portfolio	0.24	0.33	14,547	(3,509)	15,665	0	0	761,045
Wells Fargo Strategic Retirement Bond Portfolio	0.08	0.05	716	(147)	765	0	0	71,080
Wells Fargo U.S. REIT Portfolio	0.30	0.42	(6,316)	4,761	0	2,575	0	101,089

			$277,672	$710,815	$39,758	$112,185	$344	$10,489,339	99.93%

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$10,489,339

Futures contracts	$5,569	$0	$0	5,569

Total assets	$5,569	$0	$0	$10,494,908

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $10,489,339 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $91,133 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.15%

Affiliated Master Portfolios : 100.15%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,138,213
Wells Fargo Emerging Markets Bond Portfolio		96,045
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		707,819
Wells Fargo Factor Enhanced International Equity Portfolio		2,392,679
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		4,041,175
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		997,843
Wells Fargo High Yield Corporate Bond Portfolio		96,093
Wells Fargo Investment Grade Corporate Bond Portfolio		594,059

Total Investment Companies (Cost $8,974,889)		10,063,926

Total investments in securities (Cost $8,974,889)	100.15%	10,063,926

Other assets and liabilities, net	(0.15)	(14,933)

Total net assets	100.00%	$10,048,993

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	2	12-18-2020	$119,514	$120,230	$716	$0
Short
E-Mini Russell 2000 Index	1	12-18-2020	92,197	91,005	1,192	0
E-Mini S&P 500 Index	1	12-18-2020	181,119	181,160	0	(41)
MSCI EAFE Index	1	12-18-2020	103,725	101,650	2,075	0
MSCI Emerging Markets Index	1	12-18-2020	60,634	60,115	519	0

					$4,502	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.15%	0.20%	$17,516	$(8,828)	$11,741	$0	$30	$1,138,213
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.26	(3,731)	(745)	2,815	0	1	96,045
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.35	(45,117)	(5,490)	6	11,498	23	707,819
Wells Fargo Factor Enhanced International Equity Portfolio	0.32	0.35	2,875	(18,557)	10	41,639	64	2,392,679
Wells Fargo Factor Enhanced Large Cap Equity Portfolio	0.32	0.44	318,454	(31,342)	19	50,636	155	4,041,175
Wells Fargo Factor Enhanced Small Cap Equity Portfolio	0.33	0.41	(45,283)	(7,739)	7	9,893	47	997,843
Wells Fargo High Yield Corporate Bond Portfolio	0.14	0.19	3,083	(745)	3,506	0	2	96,093
Wells Fargo Investment Grade Corporate Bond Portfolio	0.19	0.26	10,302	(4,607)	11,815	0	4	594,059

			$258,099	$(78,052)	$29,919	$113,666	$326	$10,063,926	100.15%

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$10,063,926

Futures contracts	$4,502	$0	$0	4,502

Total assets	$4,502	$0	$0	$10,068,428

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $10,063,926 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $91,189 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.12%

Affiliated Master Portfolios : 100.12%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$756,788
Wells Fargo Emerging Markets Bond Portfolio		63,859
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		697,717
Wells Fargo Factor Enhanced International Equity Portfolio		2,341,016
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,816,251
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		942,255
Wells Fargo High Yield Corporate Bond Portfolio		63,892
Wells Fargo Investment Grade Corporate Bond Portfolio		394,992

Total Investment Companies (Cost $8,005,160)		9,076,770

Total investments in securities (Cost $8,005,160)	100.12%	9,076,770

Other assets and liabilities, net	(0.12)	(10,795)

Total net assets	100.00%	$9,065,975

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI Emerging Markets Index	1	12-18-2020	$59,552	$60,115	$563	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$4,349	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.10%	0.13%	$11,589	$(8,517)	$8,032	$0	$21	$756,788
Wells Fargo Emerging Markets Bond Portfolio	0.12	0.17	(2,609)	2,406	1,931	0	0	63,859
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.25	0.35	(45,071)	102,411	6	11,655	23	697,717
Wells Fargo Factor Enhanced International Equity Portfolio	0.31	0.34	3,885	304,527	10	42,071	63	2,341,016
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.30	0.42	315,692	208,791	18	49,077	149	3,816,251
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.31	0.39	(43,160)	223,137	6	9,596	45	942,255
Wells Fargo High Yield Corporate Bond Portfolio	0.10	0.13	1,935	(1,616)	2,404	0	1	63,892
Wells Fargo Investment Grade Corporate Bond Portfolio	0.13	0.17	6,987	1,686	7,981	0	3	394,992

			$249,248	$832,825	$20,388	$112,399	$305	$9,076,770	100.12%

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$9,076,770

Futures contracts	$4,349	$0	$0	4,349

Total assets	$4,349	$0	$0	$9,081,119

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $9,076,770 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $42,992 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.40%

Affiliated Master Portfolios : 100.40%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$393,220
Wells Fargo Emerging Markets Bond Portfolio		33,110
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		601,887
Wells Fargo Factor Enhanced International Equity Portfolio		2,024,624
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,229,506
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		797,914
Wells Fargo High Yield Corporate Bond Portfolio		33,127
Wells Fargo Investment Grade Corporate Bond Portfolio		204,796

Total Investment Companies (Cost $6,397,077)		7,318,184

Total investments in securities (Cost $6,397,077)	100.40%	7,318,184

Other assets and liabilities, net	(0.40)	(28,986)

Total net assets	100.00%	$7,289,198

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	1	12-18-2020	$59,008	$60,115	$1,107	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$4,893	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.07%	$6,388	$(203)	$4,236	$0	$11	$393,220
Wells Fargo Emerging Markets Bond Portfolio	0.07	0.09	(1,339)	1,408	1,018	0	0	33,110
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.24	0.30	(40,446)	104,485	6	10,326	20	601,887
Wells Fargo Factor Enhanced International Equity Portfolio	0.29	0.29	1,582	258,675	9	37,030	58	2,024,624
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.28	0.35	268,219	185,108	16	42,242	132	3,229,506
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.29	0.33	(39,036)	188,096	6	8,277	41	797,914
Wells Fargo High Yield Corporate Bond Portfolio	0.05	0.07	956	(627)	1,265	0	1	33,127
Wells Fargo Investment Grade Corporate Bond Portfolio	0.07	0.09	3,770	2,580	4189	0	1	204,796

			$200,094	$739,522	$10,745	$97,875	$264	$7,318,184	100.40%

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$7,318,184

Futures contracts	$4,893	$0	$0	4,893

Total assets	$4,893	$0	$0	$7,323,077

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $7,318,184 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $41,994 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.46%

Affiliated Master Portfolios : 100.46%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$194,902
Wells Fargo Emerging Markets Bond Portfolio		16,421
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		565,387
Wells Fargo Factor Enhanced International Equity Portfolio		1,904,809
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,987,737
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		738,047
Wells Fargo High Yield Corporate Bond Portfolio		16,419
Wells Fargo Investment Grade Corporate Bond Portfolio		101,516

Total Investment Companies (Cost $5,668,027)		6,525,238

Total investments in securities (Cost $5,668,027)	100.46%	6,525,238

Other assets and liabilities, net	(0.46)	(29,647)

Total net assets	100.00%	$6,495,591

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	1	12-18-2020	$58,895	$60,115	$1,220	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$5,006	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios		Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$3,453		$(2,071)	$2,102	$0	$5	$194,902
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	(624)	548		500	0	0	16,421
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.22	0.28	(35,953)	91,519		3	8,964	19	565,387
Wells Fargo Factor Enhanced International Equity Portfolio	0.27	0.28	129,766	96,322		0	34,354	73	1,904,809
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.25	0.33	249,425	136,425		15	38,876	120	2,987,737
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	0.30	(34,118)	163,742		5	7,541	37	738,047
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.03	502	(457)		624	0	0	16,419
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.04	2,031	261		2,152	0	0	101,516

			$314,482	$486,289		$5,401	$89,735	$254	$6,525,238	100.46%

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Investments measured at net asset value*				$6,525,238

Futures contracts	$5,006	$0	$0	5,006

Total assets	$5,006	$0	$0	$6,530,244

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $6,525,238 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $42,131 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.05%

Affiliated Master Portfolios : 100.05%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$201,396
Wells Fargo Emerging Markets Bond Portfolio		16,966
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		584,186
Wells Fargo Factor Enhanced International Equity Portfolio		1,968,273
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		3,087,230
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		762,665
Wells Fargo High Yield Corporate Bond Portfolio		16,975
Wells Fargo Investment Grade Corporate Bond Portfolio		104,953

Total Investment Companies (Cost $5,860,287)		6,742,644

Total investments in securities (Cost $5,860,287)	100.05%	6,742,644

Other assets and liabilities, net	(0.05)	(3,272)

Total net assets	100.00%	$6,739,372

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI Emerging Markets Index	1	12-18-2020	$59,008	$60,115	$1,107	$0
Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$4,893	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$17,193	$(10,472)	$2,168	$0	$6	$201,396
Wells Fargo Emerging Markets Bond Portfolio	0.04	0.05	500	362	516	0	0	16,966
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.23	0.29	2,153	87,786	3	9,845	19	584,186
Wells Fargo Factor Enhanced International Equity Portfolio	0.28	0.29	139,071	207,451	0	35,416	75	1,968,273
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.26	0.34	467,513	105,420	15	39,793	124	3,087,230
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.27	0.31	16,731	162,188	5	7,789	38	762,665
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.03	1,672	(688)	644	0	0	16,975
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.05	9,224	(1,077)	2,220	0	1	104,953

			$654,057	561442	$5,571	$92,843	$263	$6,742,644	100.05%

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$6,742,643

Futures contracts	$4,893	$0	$0	4,893

Total assets	$4,893	$0	$0	$6,747,536

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $6,742,644 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $68,243 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 100.46%

Affiliated Master Portfolios: 100.46%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$184,466
Wells Fargo Emerging Markets Bond Portfolio		15,532
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		534,895
Wells Fargo Factor Enhanced International Equity Portfolio		1,802,184
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		2,826,621
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		698,325
Wells Fargo High Yield Corporate Bond Portfolio		15,540
Wells Fargo Investment Grade Corporate Bond Portfolio		96,081
Wells Fargo U.S. REIT Portfolio		5,914

Total Investment Companies (Cost $5,340,230)		6,179,558

Total investments in securities (Cost $5,340,230)	100.46%	6,179,558

Other assets and liabilities, net	(0.46)	(28,390)

Total net assets	100.00%	$6,151,168

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI Emerging Markets Index	1	12-18-2020	$58,895	$60,115	$1,220	$0

Short
E-Mini Russell 2000 Index	(1)	12-18-2020	(92,197)	(91,005)	1,192	0
E-Mini S&P 500 Index	(1)	12-18-2020	(181,119)	(181,160)	0	(41)
MSCI EAFE Index	(1)	12-18-2020	(103,725)	(101,650)	2,075	0
MSCI Emerging Markets Index	(1)	12-18-2020	(60,634)	(60,115)	519	0

					$5,006	$(41)

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliates Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$3,242	$(1,652)	$2,034	$0	$5	$184,466
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.04	(602)	532	474	0	0	15,532
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.22	0.27	(35,208)	86,957	5	9,156	17	534,895
Wells Fargo Factor Enhanced International Equity Portfolio	0.27	0.26	3,794	215,361	10	32,866	65	1,802,184
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.25	0.31	236,871	130,334	15	36,869	108	2,826,621
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.26	0.29	(33,077)	154,780	5	7,228	33	698,325
Wells Fargo High Yield Corporate Bond Portfolio	0.03	0.03	469	(447)	592	0	0	15,540
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.04	1,909	394	1,820	0	0	96,081
Wells Fargo U.S. REIT Portfolio	0.02	0.02	(414)	(61)	0	165	0	5,914

			$176,984	$586,198	$4,955	$86,284	$228	$6,179,558	100.46%

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$6,179,558

Futures contracts	$5,006	$0	$0	$5,006

Total assets	$5,006	$0	$0	$6,184,564

Liabilities

Futures contracts	$41	$0	$0	$41

Total liabilities	$41	$0	$0	$41

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $6,179,558 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $51,132 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies : 100.60%

Affiliated Master Portfolios : 100.60%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$2,178,398
Wells Fargo Emerging Markets Bond Portfolio		185,435
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		214,759
Wells Fargo Factor Enhanced International Equity Portfolio		721,202
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		1,401,673
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		345,463
Wells Fargo High Yield Corporate Bond Portfolio		185,529
Wells Fargo Investment Grade Corporate Bond Portfolio		1,137,020
Wells Fargo Strategic Retirement Bond Portfolio		736,823
Wells Fargo U.S. REIT Portfolio		239,979

Total Investment Companies (Cost $6,719,430)		7,346,281

Total investments in securities (Cost $6,719,430)	100.60%	7,346,281

Other assets and liabilities, net	(0.60)	(43,748)

Total net assets	100.00%	$7,302,533

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	1	12-18-2020	$58,895	$60,115	$1,220	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.32%	0.37%	$55,404	$51,727	$26,033	$0	$67	$2,178,398
Wells Fargo Emerging Markets Bond Portfolio	0.42	0.50	(7,464)	4,444	6,343	0	2	185,435
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.09	0.11	(18,171)	29,741	3	4,088	8	214,759
Wells Fargo Factor Enhanced International Equity Portfolio	0.11	0.10	5,226	86,688	3	14,756	24	721,202
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.13	0.15	127,331	63,228	5	20,314	65	1,401,673
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.13	0.14	20,231	34,707	3	3,967	20	345,463
Wells Fargo High Yield Corporate Bond Portfolio	0.32	0.37	5,476	4,294	7,779	0	5	185,529
Wells Fargo Investment Grade Corporate Bond Portfolio	0.42	0.51	24,611	28,326	26,851	0	9	1,137,020
Wells Fargo Strategic Retirement Bond Portfolio	0.94	0.49	8,883	16,566	8,918	0	4	736,823
Wells Fargo U.S. REIT Portfolio	0.84	0.99	(18,609)	2,117	0	7,125	3	239,979

			$202,918	$321,838	$75,938	$50,250	$207	$7,346,281	100.60%

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments measured at net asset value*				$7,346,281

Futures contracts	$1,220	$0	$0	1,220

Total assets	$1,220	$0	$0	$7,347,501

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $7,346,281 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $24,102 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 78.62%
FHLB	5.63%	3-14-2036	$6,020,000	$9,274,195
FHLMC	3.50	10-1-2049	6,750,811	7,118,348
FHLMC	4.00	5-1-2049	3,206,557	3,419,786
FHLMC	5.00	6-1-2026	702,708	742,757
FHLMC ¤	0.00	3-15-2031	12,190,000	10,534,503
FHLMC ¤	0.00	11-15-2038	1,575,000	1,120,031
FHLMC	0.38	9-23-2025	11,540,000	11,483,015
FHLMC (12 Month LIBOR +1.91%) ±	2.41	9-1-2031	2,878	2,874
FHLMC (12 Month LIBOR +1.91%) ±	2.53	9-1-2031	38,369	38,652
FHLMC	2.62	12-25-2026	3,782,089	4,002,754
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.67	6-1-2032	18,355	18,442
FHLMC	2.75	3-25-2027	4,878,647	5,181,457
FHLMC	2.90	4-25-2026	5,504,027	5,828,565
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	21,995	22,019
FHLMC	3.00	6-1-2050	1,525,440	1,619,940
FHLMC	3.00	7-1-2050	2,676,636	2,842,442
FHLMC	3.00	8-1-2050	1,238,641	1,315,379
FHLMC	3.00	8-1-2050	5,222,539	5,494,670
FHLMC (12 Month LIBOR +1.71%) ±	3.14	7-1-2038	1,017,392	1,067,275
FHLMC (11th District Cost of Funds +1.25%) ±	3.18	7-1-2032	265,683	269,954
FHLMC	3.50	8-1-2045	3,036,609	3,244,103
FHLMC	3.50	11-1-2045	5,497,283	5,877,292
FHLMC	3.50	12-1-2045	3,877,356	4,141,960
FHLMC	3.50	12-1-2045	1,556,661	1,675,409
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	3.62	10-1-2026	89,839	90,143
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.79	5-1-2026	19,002	19,250
FHLMC	4.00	6-1-2044	2,724,280	2,962,693
FHLMC	4.00	9-1-2049	817,274	871,574
FHLMC (12 Month LIBOR +2.09%) ±	4.09	1-1-2038	252,061	254,469
FHLMC	4.50	3-1-2042	200,669	222,551
FHLMC	4.50	9-1-2044	2,623,526	2,922,564
FHLMC	4.50	9-1-2049	8,544,575	9,269,817
FHLMC	5.00	8-1-2040	779,123	905,853
FHLMC	5.50	7-1-2035	2,233,118	2,608,849
FHLMC	5.50	12-1-2038	1,338,325	1,574,513
FHLMC	6.00	10-1-2032	19,341	22,978
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	40,110	40,093
FHLMC	6.50	4-1-2021	107	107
FHLMC	6.50	4-1-2022	9,995	11,180
FHLMC	6.50	9-1-2028	10,548	11,799
FHLMC	6.50	7-1-2031	2	2
FHLMC	7.00	12-1-2023	1,143	1,213
FHLMC	7.00	12-1-2026	264	288
FHLMC	7.00	4-1-2029	959	1,105
FHLMC	7.00	5-1-2029	5,397	6,275
FHLMC	7.00	4-1-2032	62,262	72,844
FHLMC	7.50	11-1-2031	74,727	83,215
FHLMC	7.50	4-1-2032	134,232	158,256
FHLMC	8.00	8-1-2023	3,562	3,610
FHLMC	8.00	6-1-2024	1,992	2,145
FHLMC	8.00	6-1-2024	1,764	1,771
FHLMC	8.00	6-1-2024	3,372	3,472
FHLMC	8.00	8-1-2026	9,826	11,159
FHLMC	8.00	11-1-2026	8,562	9,741
FHLMC	8.00	11-1-2028	4,444	4,850
FHLMC	8.50	12-1-2025	5,489	6,017
FHLMC	8.50	5-1-2026	799	816
FHLMC	8.50	8-1-2026	3,739	3,754
FHLMC	9.00	4-1-2021	5	5
FHLMC	9.00	8-1-2021	11	11
FHLMC	9.00	7-1-2022	6	6
FHLMC	9.00	9-1-2024	39	39
FHLMC	9.50	5-1-2021	13	13

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	9-17-2022	$1,610	$1,614
FHLMC	9.50	4-1-2025	9,218	9,334
FHLMC	10.00	8-17-2022	4	4
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	5,138,877
FHLMC Multifamily Structured Pass-through Series T056 Class A4	6.00	5-25-2043	3,574,314	4,300,463
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,044,687	1,054,193
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	0.74	10-15-2033	320,180	323,825
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	0.39	10-15-2034	20,707	20,674
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	0.49	11-15-2035	665,497	669,163
FHLMC Series 3614 Class QB	4.00	12-15-2024	1,014,589	1,062,626
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	0.50	3-15-2041	314,978	316,964
FHLMC Series 3906 Class EA	3.00	5-15-2026	346,023	356,557
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	0.49	12-15-2041	293,019	294,290
FHLMC Series 4068 Series FK (1 Month LIBOR +0.30%) ±	0.44	6-15-2040	280,817	282,148
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	0.52	7-15-2039	861,989	863,714
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	1.32	12-15-2036	282,510	289,745
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	0.39	7-15-2042	468,466	467,777
FHLMC Series 4409 Class MA	3.00	1-15-2054	91,923	95,171
FHLMC Series 4604 Class PA	3.00	1-15-2044	2,352,630	2,412,396
FHLMC Series 4620 Series AF (1 Month LIBOR +0.44%) ±	0.59	11-15-2042	3,072,177	3,095,149
FHLMC Series K020 Class X1 ±±(c)	1.49	5-25-2022	40,827,223	645,193
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,983,821
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	354,862
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	184,101
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.81	2-25-2023	187,767	187,529
FHLMC Series KF80 Class A (30 Day Average U.S. SOFR +0.51%) ±	0.60	6-25-2030	2,000,000	2,006,018
FHLMC Series KJ14 Class A1	2.20	11-25-2023	1,156,844	1,198,095
FHLMC Series M036 Class A	4.16	12-15-2029	3,265,000	3,395,176
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.55	11-25-2028	137,333	137,263
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.29	5-25-2030	496,407	495,898
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	0.29	9-25-2031	560,193	555,342
FHLMC Series T-42 Class A6	9.50	2-25-2042	652,320	830,740
FHLMC Series T-55 Class 2A1 ±±	3.50	3-25-2043	329,112	337,886
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	858,434	1,066,214
FHLMC Series T-57 Class 2A1 ±±	3.82	7-25-2043	1,557,717	1,659,497
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.94	10-25-2044	778,063	797,800
FHLMC Series T-67 Class 1A1C ±±	3.25	3-25-2036	711,310	750,243
FHLMC Series T-67 Class 2A1C ±±	3.37	3-25-2036	1,063,028	1,111,093
FNMA	2.32	1-1-2026	6,270,083	6,650,048
FNMA ¤	0.00	5-15-2030	7,700,000	6,776,254
FNMA ¤	0.00	7-15-2037	7,035,000	5,160,564
FNMA ¤	0.00	8-6-2038	7,450,000	5,322,064
FNMA	0.88	8-5-2030	9,650,000	9,447,827
FNMA	1.38	7-1-2030	4,208,079	4,284,351
FNMA	1.65	6-1-2030	1,443,375	1,500,756
FNMA	1.65	7-1-2030	2,441,170	2,536,002
FNMA	1.66	7-1-2032	4,222,333	4,359,091
FNMA (11th District Cost of Funds +1.25%) ±	1.94	5-1-2036	723,459	713,035
FNMA	1.97	5-1-2030	4,535,868	4,812,405
FNMA (11th District Cost of Funds +1.36%) ±	1.98	5-1-2023	1,111	1,108
FNMA %%	2.00	12-14-2050	19,320,000	20,070,297
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	314,192	329,108
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	101,097	101,663
FNMA (12 Month LIBOR +1.62%) ±	2.39	8-1-2050	2,135,625	2,240,326
FNMA (11th District Cost of Funds +1.25%) ±	2.44	9-1-2027	124,327	125,566
FNMA (12 Month LIBOR +1.61%) ±	2.47	5-1-2046	2,597,326	2,688,508
FNMA	2.50	9-1-2050	639,573	670,864
FNMA %%	2.50	12-14-2050	22,965,000	24,062,285
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	506,545	532,124
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.56	9-1-2031	19,883	19,976
FNMA	2.65	2-1-2032	2,977,797	3,284,442

2

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	2.65%	2-1-2032	$2,316,064	$2,554,566
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.72	6-1-2032	78,950	79,345
FNMA	2.75	9-1-2031	920,959	1,019,425
FNMA	2.86	7-1-2029	1,005,116	1,118,526
FNMA (12 Month LIBOR +1.77%) ±	2.92	7-1-2044	126,771	133,182
FNMA	3.00	5-1-2027	785,993	821,890
FNMA	3.00	6-1-2034	6,708,773	7,017,006
FNMA	3.00	4-1-2045	70,792	74,365
FNMA	3.00	11-1-2045	6,079,295	6,378,807
FNMA	3.00	12-1-2045	13,741,763	14,420,191
FNMA	3.00	12-1-2046	507,073	533,496
FNMA	3.00	8-1-2050	5,906,126	6,212,986
FNMA	3.00	9-1-2050	4,929,201	5,201,653
FNMA	3.02	2-1-2026	6,023,601	6,582,427
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.06	12-1-2040	21,998	22,090
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.11	12-1-2040	98,122	102,984
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.12	9-1-2035	255,607	268,618
FNMA (11th District Cost of Funds +1.25%) ±	3.12	5-1-2036	277,936	284,871
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	3.18	10-1-2027	88,101	88,029
FNMA (12 Month LIBOR +1.63%) ±	3.38	4-1-2032	56,129	56,126
FNMA	3.48	3-1-2029	907,537	1,043,741
FNMA	3.50	4-1-2034	8,470,872	9,052,104
FNMA	3.50	2-1-2043	33,989	36,144
FNMA	3.50	2-1-2045	1,045,346	1,118,754
FNMA	3.50	4-1-2045	3,198,456	3,420,579
FNMA	3.50	8-1-2045	374,242	398,583
FNMA	3.50	12-1-2045	1,223,013	1,302,250
FNMA	3.50	2-1-2046	1,423,315	1,519,378
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.54	12-1-2034	207,115	207,391
FNMA	3.63	3-1-2029	386,217	447,886
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	3.69	7-1-2026	44,950	44,736
FNMA	3.77	3-1-2029	978,420	1,142,769
FNMA	3.86	3-1-2029	827,744	971,375
FNMA	4.00	4-1-2046	9,429,985	10,264,031
FNMA	4.00	3-1-2047	1,408,512	1,583,248
FNMA (6 Month LIBOR +2.86%) ±	4.23	4-1-2033	10,760	10,785
FNMA	4.50	1-1-2026	35,401	37,160
FNMA	4.50	10-1-2046	266,895	294,431
FNMA	4.50	9-1-2049	2,769,506	3,004,550
FNMA (6 Month LIBOR +3.13%) ±	4.61	7-1-2033	129,409	129,375
FNMA	5.00	4-1-2023	46,132	48,724
FNMA	5.00	6-1-2023	157,974	166,870
FNMA	5.00	3-1-2034	312,745	361,218
FNMA	5.00	8-1-2040	4,143,118	4,815,688
FNMA	5.00	10-1-2040	554,810	644,878
FNMA	5.00	1-1-2042	350,773	407,073
FNMA	5.00	11-1-2048	906,636	1,002,793
FNMA	5.00	12-1-2048	791,506	875,375
FNMA	5.50	11-1-2023	27,723	29,028
FNMA	5.50	1-1-2025	10,285	10,637
FNMA	5.50	1-1-2025	49,624	51,181
FNMA	5.50	9-1-2033	1,445,393	1,696,387
FNMA	5.50	9-1-2033	561,707	660,004
FNMA	5.50	8-1-2035	398,258	471,432
FNMA	5.50	1-1-2037	385,749	457,541
FNMA	5.50	4-1-2040	1,034,870	1,227,472
FNMA	5.61	2-1-2021	124,385	124,267
FNMA	6.00	3-1-2024	32,360	36,161
FNMA	6.00	1-1-2028	589,631	659,945
FNMA	6.00	2-1-2035	834,822	929,526
FNMA	6.00	11-1-2037	278,272	326,629
FNMA	6.00	7-1-2038	105,324	124,320
FNMA	6.25	5-15-2029	5,360,000	7,665,311

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	1-1-2024	$3,115	$3,483
FNMA	6.50	3-1-2028	10,324	11,283
FNMA	6.50	12-1-2029	134,940	150,902
FNMA	6.50	11-1-2031	28,526	31,900
FNMA	6.50	7-1-2036	264,261	307,204
FNMA	6.50	7-1-2036	176,960	209,414
FNMA	6.63	11-15-2030	8,220,000	12,479,960
FNMA	7.00	11-1-2026	3,333	3,597
FNMA	7.00	9-1-2031	1,574	1,579
FNMA	7.00	1-1-2032	1,348	1,412
FNMA	7.00	2-1-2032	59,168	69,675
FNMA	7.00	10-1-2032	137,997	164,474
FNMA	7.00	2-1-2034	1,685	1,976
FNMA	7.00	4-1-2034	85,245	100,008
FNMA	7.00	1-1-2036	5,962	6,517
FNMA	7.50	9-1-2031	59,473	71,818
FNMA	7.50	2-1-2032	24,431	28,899
FNMA	7.50	10-1-2037	587,557	702,280
FNMA	8.00	5-1-2027	22,182	22,436
FNMA	8.00	6-1-2028	1,966	2,149
FNMA	8.00	2-1-2030	25,736	26,157
FNMA	8.00	7-1-2031	648,676	744,423
FNMA	8.50	8-1-2024	3,262	3,276
FNMA	8.50	5-1-2026	54,657	59,756
FNMA	8.50	7-1-2026	14,927	15,398
FNMA	8.50	10-1-2026	41	41
FNMA	8.50	10-1-2026	553	554
FNMA	8.50	11-1-2026	21,732	21,981
FNMA	8.50	11-1-2026	4,467	4,555
FNMA	8.50	12-1-2026	84,154	94,158
FNMA	8.50	12-1-2026	10,974	12,168
FNMA	8.50	12-1-2026	205	206
FNMA	8.50	2-1-2027	138	154
FNMA	8.50	2-1-2027	4,489	4,505
FNMA	8.50	3-1-2027	606	645
FNMA	8.50	6-1-2027	43,645	44,936
FNMA	9.00	3-1-2021	142	142
FNMA	9.00	6-1-2021	7	7
FNMA	9.00	8-1-2021	11	11
FNMA	9.00	10-1-2021	67	68
FNMA	9.00	1-1-2025	10,239	11,140
FNMA	9.00	3-1-2025	1,371	1,376
FNMA	9.00	3-1-2025	539	541
FNMA	9.00	7-1-2028	2,615	2,642
FNMA	9.50	6-1-2022	46	47
FNMA	9.50	7-1-2028	3,954	3,970
FNMA Series 1991-85 Class Z	8.00	6-25-2021	1,917	1,942
FNMA Series 1992-45 Class Z	8.00	4-25-2022	11,730	12,150
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	527,153	604,302
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	595,302	719,164
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	167,919	205,251
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	0.50	2-25-2032	328,440	328,339
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	255,747	312,894
FNMA Series 2002-T12 Class A5 ±±	4.53	10-25-2041	685,898	725,890
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,061,361	3,702,477
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	0.39	5-25-2032	378,754	376,612
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	1,178,054	1,415,070
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	442,221	519,522
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.43	3-25-2033	800,232	785,661
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.39	6-25-2033	69,087	67,904
FNMA Series 2003-W1 Class 1A1 ±±	5.20	12-25-2042	584,167	644,953
FNMA Series 2003-W11 Class A1 ±±	3.35	6-25-2033	31,316	31,861
FNMA Series 2003-W3 Class 1A4 ±±	3.74	8-25-2042	1,773,860	1,888,161
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.37	4-25-2033	218,221	213,545
FNMA Series 2003-W6 Class 6A ±±	3.69	8-25-2042	937,455	982,328

4

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2003-W6 Class PT4 ±±	8.35%	10-25-2042	1,020,845	1,267,499
FNMA Series 2003-W8 Class PT1 ±±	9.10	12-25-2042	381,396	446,947
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	307,398	362,323
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	848,637	1,005,880
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	545,867	659,843
FNMA Series 2005-71 Class DB	4.50	8-25-2025	237,088	244,649
FNMA Series 2006-50 Class BF (1 Month LIBOR +0.40%) ±	0.55	6-25-2036	755,006	759,333
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.39	6-27-2036	71,926	70,823
FNMA Series 2007-W10 Class 2A ±±	6.30	8-25-2047	239,958	276,513
FNMA Series 2008-17 Class DP	4.75	2-25-2038	1,351,071	1,453,017
FNMA Series 2010-112 Class IO (c)	4.00	10-25-2025	749	3
FNMA Series 2010-136 Class FA (1 Month LIBOR +0.50%) ±	0.65	12-25-2040	937,493	946,972
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	0.55	4-25-2041	172,224	171,138
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	0.50	7-25-2041	277,916	278,303
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	11,242	112
FNMA Series 2013-114 Class LM	4.00	3-25-2042	914,000	1,047,714
FNMA Series 2013-17 Class PC	2.00	3-25-2039	432,466	433,718
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	0.70	4-25-2044	2,257,131	2,282,441
FNMA Series 2014-20 Class TM ±±	6.06	4-25-2044	594,988	697,532
FNMA Series 2017-M2 Class A2 ±±	2.89	2-25-2027	10,015,000	11,047,468
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	0.63	4-25-2029	3,350,352	3,378,590
FNMA Series 2018-M1 Class A2 ±±	3.08	12-25-2027	885,000	1,001,073
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	460,000	554,599
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	6,005,809
FNMA Series 265 Class 2	9.00	3-25-2024	26,365	28,651
FNMA Series 4764 Class NK	3.50	9-15-2043	1,897,112	1,934,056
FNMA Series G92-30 Class Z	7.00	6-25-2022	4,632	4,740
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	452,078	479,459
GNMA	2.50	8-20-2050	198,062	208,859
GNMA %%	2.50	12-21-2050	25,940,000	27,327,372
GNMA	3.00	11-20-2045	6,549,955	6,965,570
GNMA	3.00	10-20-2050	7,096,921	7,502,903
GNMA	3.50	12-20-2047	7,500,761	8,016,355
GNMA	3.50	3-20-2050	5,970,001	6,295,535
GNMA	4.00	11-15-2024	715,951	757,533
GNMA	4.00	12-20-2047	5,229,170	5,663,449
GNMA	4.25	6-20-2036	305,387	330,438
GNMA	4.50	8-20-2049	1,430,922	1,545,643
GNMA	5.00	7-20-2040	749,264	863,054
GNMA	6.00	8-20-2034	68,848	76,276
GNMA	6.50	12-15-2025	5,478	6,066
GNMA	6.50	5-15-2029	499	552
GNMA	6.50	5-15-2031	645	714
GNMA	6.50	9-20-2033	39,808	46,498
GNMA	7.00	12-15-2022	3,575	3,614
GNMA	7.00	5-15-2026	1,178	1,272
GNMA	7.00	3-15-2028	8,073	8,079
GNMA	7.00	4-15-2031	758	772
GNMA	7.00	8-15-2031	17,208	18,029
GNMA	7.00	3-15-2032	12,957	13,279
GNMA	7.34	10-20-2021	3,570	3,582
GNMA	7.34	9-20-2022	2,192	2,199
GNMA	8.00	6-15-2023	1,605	1,689
GNMA	8.00	12-15-2023	81,391	86,528
GNMA	8.00	2-15-2024	363	388
GNMA	8.00	9-15-2024	1,764	1,791
GNMA	8.00	6-15-2025	35	35
GNMA Series 2002-53 Class IO ±±(c)	0.21	4-16-2042	177,642	0
GNMA Series 2005-23 Class IO ±±(c)	0.00	6-17-2045	1,619,848	164
GNMA Series 2006-32 Class XM ±±(c)	0.11	11-16-2045	4,034,337	9,329
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	218,871	226,474
GNMA Series 2008-22 Class XM ±±(c)	1.13	2-16-2050	10,414,584	266,414
GNMA Series 2010-158 Class EI (c)	4.00	12-16-2025	4,862,833	261,640

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA Series 2012-12 Class HD	2.00%	5-20-2062	$23,889	$24,536
GNMA Series 2019-H06 Class HI ±±(c)	1.73	4-20-2069	5,748,822	288,785
International Development Finance Corporation	2.12	3-20-2024	5,770,000	5,932,730
Overseas Private Investment Corporation ¤	0.00	1-17-2026	2,000,000	2,180,327
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	8,500,000	7,560,080
Resolution Funding Corporation STRIPS ¤	0.00	2-15-2039	20,000,000	15,936,880
TVA ¤	0.00	11-1-2025	7,400,000	7,094,201
TVA	2.88	2-1-2027	4,258,000	4,794,755
TVA	4.25	9-15-2065	2,600,000	3,889,855
TVA	4.63	9-15-2060	7,550,000	11,727,937
TVA	5.38	4-1-2056	5,000,000	8,442,548
TVA	5.88	4-1-2036	4,380,000	6,729,400

Total Agency Securities (Cost $546,511,432)				572,642,477

Asset-Backed Securities : 2.58%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,409,251
Finance of America HECM Buyout Series 2020-HB2 Class A 144A±±	1.71	7-25-2030	3,693,548	3,716,643
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	3,220,274	3,258,436
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	0.75	7-26-2066	500,443	500,336
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	0.57	3-25-2067	1,856,156	1,851,455
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	1.15	2-27-2068	3,050,000	3,082,267
North Texas Higher Education Authority Incorporated Series 2011-1 Class A (3 Month LIBOR +1.10%) ±	1.33	4-1-2040	1,311,584	1,311,401
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	654,892	660,358

Total Asset-Backed Securities (Cost $18,271,545)				18,790,147

Corporate Bonds and Notes : 0.56%

Consumer Discretionary : 0.56%

Diversified Consumer Services : 0.56%
The Rockefeller Foundation	2.49	10-1-2050	4,000,000	4,083,910

Total Corporate Bonds and Notes (Cost $4,000,000)				4,083,910

Municipal Obligations : 0.75%

Texas : 0.75%

Miscellaneous Revenue : 0.75%
San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	5,424,026

Total Municipal Obligations (Cost $5,414,526)				5,424,026

Non-Agency Mortgage-Backed Securities : 8.78%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	2,673,908	2,685,421
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	3,307,594	3,424,638
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	339,310
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	3,791,708	3,911,222
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,233,537
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,641,668	2,830,402
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,637,352
Deephaven Residential Mortgage Trust Series 2018-1A Class A1 144A±±	2.98	12-25-2057	1,086,498	1,089,028

6

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56%	4-10-2031	$5,349,842	$5,300,299
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,165,000	4,490,748
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A(a)±	1.53	5-2-2023	2,925,000	2,925,000
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,429,259
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2052	3,000,000	3,000,000
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,373,330	4,472,124
New Residential Mortgage Loan Trust Series 2020-NQM2 Series A1 144A±±	1.65	5-24-2060	1,783,419	1,794,299
Ocwen Master Advance Receivable Series 2020-T1 Class AT1 144A	1.28	8-15-2052	4,790,000	4,799,657
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,433,964	1,454,877
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.58	11-25-2060	2,780,000	2,936,002
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,976,491	2,009,673
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,889,234
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.19	2-15-2025	88,451	98,044
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	121,153	138,057
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	202,085	203,343
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	1,825,390	1,848,240

Total Non-Agency Mortgage-Backed Securities (Cost $62,404,293)				63,939,766

U.S. Treasury Securities : 8.60%
TIPS	0.13	7-15-2030	1,690,175	1,871,010
TIPS	1.38	2-15-2044	3,065,479	4,387,666
U.S. Treasury Bond	1.13	5-15-2040	2,945,000	2,829,501
U.S. Treasury Bond	1.38	8-15-2050	14,765,000	14,029,057
U.S. Treasury Bond	1.63	11-15-2050	9,140,000	9,235,684
U.S. Treasury Bond	3.75	11-15-2043	9,295,000	13,545,284
U.S. Treasury Note ##	0.38	4-30-2025	8,815,000	8,837,726
U.S. Treasury Note ##	0.88	11-15-2030	7,915,000	7,933,551

Total U.S. Treasury Securities (Cost $58,357,817)				62,669,479

Yankee Corporate Bonds and Notes : 0.35%

Financials : 0.35%

Banks : 0.35%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,569,190

Total Yankee Corporate Bonds and Notes (Cost $2,304,049)				2,569,190

Yankee Government Bonds : 1.41%
State of Israel	5.50	9-18-2033	1,585,000	2,330,878
U.S. International Development Finance Corporation	2.82	3-20-2024	7,605,000	7,915,381

Total Yankee Government Bonds (Cost $10,116,290)				10,246,259

	Yield		Shares

Short-Term Investments : 8.38%

Investment Companies : 8.38%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02		61,034,566	61,034,566

Total Short-Term Investments (Cost $61,034,566)				61,034,566

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Government Securities Fund

		Value

Total investments in securities (Cost $768,414,518)	110.03%	$801,399,820

Other assets and liabilities, net	(10.03)	(73,048,657)

Total net assets	100.00%	$728,351,163

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority

8

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
2-Year U.S. Treasury Notes	408	3-31-2021	$90,076,215	$90,107,438	$31,223	$0
5-Year U.S. Treasury Notes	243	3-31-2021	30,593,645	30,625,594	31,949	0

Short
10-Year U.S. Treasury Notes	(64)	3-22-2021	(8,822,289)	(8,843,000)	0	(20,711)
10-Year Ultra Futures	(239)	3-22-2021	(37,434,494)	(37,552,875)	0	(118,381)
U.S. Long Term Bonds	(165)	3-22-2021	(28,795,537)	(28,859,531)	0	(63,994)
U.S. Ultra Bond	(82)	3-22-2021	(17,688,770)	(17,714,563)	0	(25,793)

					$63,172	$(228,879)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$74,603,629	$59,696,303	$(73,265,366)	$0	$0	$61,034,566	8.38%	61,034,566	$7,231

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$572,642,477	$0	$572,642,477

Asset-backed securities	0	18,790,147	0	18,790,147

Corporate bonds and notes	0	4,083,910	0	4,083,910

Municipal obligations	0	5,424,026	0	5,424,026

Non-agency mortgage-backed securities	0	63,939,766	0	63,939,766

U.S. Treasury securities	62,669,479	0	0	62,669,479

Yankee corporate bonds and notes	0	2,569,190	0	2,569,190

Yankee government bonds	0	10,246,259	0	10,246,259

Short-term investments

Investment companies	61,034,566	0	0	61,034,566

	123,704,045	677,695,775	0	801,399,820

Futures contracts	63,172	0	0	63,172

Total assets	$123,767,217	$677,695,775	$0	$801,462,992

Liabilities

Futures contracts	$228,879	$0	$0	$228,879

Total liabilities	$228,879	$0	$0	$228,879

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $1,891,527 as cash collateral for these open futures contracts.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value

Common Stocks : 9.74%

Health Care : 4.43%

Biotechnology : 3.11%
AbbVie Incorporated	75,000	$7,843,500
Alexion Pharmaceuticals Incorporated †	15,000	1,831,650
Amgen Incorporated	11,000	2,442,440

		12,117,590

Health Care Equipment & Supplies : 0.22%
Abbott Laboratories	8,000	865,760

Health Care Providers & Services : 0.46%
McKesson Corporation	10,000	1,799,100

Pharmaceuticals : 0.64%
Bristol-Myers Squibb Company	40,000	2,496,000

Industrials : 0.44%

Aerospace & Defense : 0.30%
L3Harris Technologies Incorporated	6,000	1,151,940

Machinery : 0.14%
John Bean Technologies Corporation	5,000	552,800

Information Technology : 4.64%

Electronic Equipment, Instruments & Components : 0.34%
Amphenol Corporation Class A	10,000	1,308,100

IT Services : 0.91%
Akamai Technologies Incorporated †	15,000	1,552,650
Leidos Holdings Incorporated	20,000	2,014,000

		3,566,650

Semiconductors & Semiconductor Equipment : 2.04%
Applied Materials Incorporated	10,000	824,800
Broadcom Incorporated	13,000	5,220,540
Microchip Technology Incorporated	7,000	940,730
Micron Technology Incorporated †	15,000	961,350

		7,947,420

Software : 0.74%
Adobe Incorporated †	2,000	956,940
Microsoft Corporation	9,000	1,926,630

		2,883,570

Technology Hardware, Storage & Peripherals : 0.61%
Apple Incorporated	20,000	2,381,000

Real Estate : 0.13%

Equity REITs : 0.13%
Crown Castle International Corporation	3,000	502,710

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Bond Fund

			Shares	Value

Utilities : 0.10%

Independent Power & Renewable Electricity Producers : 0.10%
Vistra Corporation			20,000	$373,600

Total Common Stocks (Cost $31,030,560)				37,946,240

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 72.94%

Communication Services : 0.80%

Media : 0.80%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,109,830

Consumer Discretionary : 3.40%

Auto Components : 2.28%
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,531,050
Speedway Motors Incorporated 144A	4.88	11-1-2027	2,000,000	1,970,000
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,396,400

				8,897,450

Household Durables : 1.12%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,356,600

Consumer Staples : 3.46%

Food Products : 3.46%
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,120,000
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	10,375,000

				13,495,000

Energy : 1.34%

Oil, Gas & Consumable Fuels : 1.34%
Cheniere Energy Partners LP	4.50	10-1-2029	5,000,000	5,210,100

Financials : 2.27%

Banks : 0.85%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,329,640

Consumer Finance : 0.94%
Navient Corporation	5.88	10-25-2024	1,000,000	1,049,500
SLM Corporation	5.50	1-25-2023	2,500,000	2,593,750

				3,643,250

Insurance : 0.48%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,862,500

Health Care : 18.79%

Health Care Equipment & Supplies : 5.27%
Hologic Incorporated 144A	3.25	2-15-2029	10,500,000	10,670,625
Teleflex Incorporated 144A	4.25	6-1-2028	4,000,000	4,230,400
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,631,600

				20,532,625

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services : 8.91%
AMN Healthcare Incorporated 144A	4.63%	10-1-2027	$2,250,000	$2,351,250
Centene Corporation	4.63	12-15-2029	3,000,000	3,289,200
Davita Incorporated 144A	4.63	6-1-2030	13,000,000	13,666,250
Encompass Health Corporation	4.63	4-1-2031	5,500,000	5,865,475
Encompass Health Corporation	5.13	3-15-2023	5,000,000	5,025,000
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	4,400,000	4,515,500

				34,712,675

Health Care Technology : 0.81%
IQVIA Incorporated 144A	5.00	10-15-2026	3,000,000	3,138,750

Life Sciences Tools & Services : 1.70%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,615,000

Pharmaceuticals : 2.10%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	8,180,000

Industrials : 12.74%

Aerospace & Defense : 3.52%
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	4,172,918
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,547,300

				13,720,218

Commercial Services & Supplies : 3.70%
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,176,760
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,659,063
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,240,000
Stericycle Incorporated 144A	3.88	1-15-2029	300,000	312,000

				14,387,823

Construction & Engineering : 0.86%
Aecom Company	5.13	3-15-2027	3,000,000	3,352,500

Professional Services : 3.02%
AMN Healthcare Services Incorporated 144A	4.00	4-15-2029	11,500,000	11,773,125

Trading Companies & Distributors : 1.64%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,393,319

Information Technology : 15.05%

Communications Equipment : 0.91%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	3,466,000	3,551,610

Electronic Equipment, Instruments & Components : 5.05%
MTS Systems Corporation 144A	5.75	8-15-2027	10,000,000	10,375,000
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	9,286,470

				19,661,470

Semiconductors & Semiconductor Equipment : 4.16%
Broadcom Incorporated	4.75	4-15-2029	6,000,000	7,142,120
Microchip Technology Incorporated 144A	4.25	9-1-2025	8,650,000	9,069,093

				16,211,213

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value

Software : 2.41%
Citrix Systems Incorporated	3.30%	3-1-2030	$2,000,000	$2,146,961
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,120,000
NortonLifeLock Incorporated 144A	5.00	4-15-2025	6,000,000	6,120,180

				9,387,141

Technology Hardware, Storage & Peripherals : 2.52%
Western Digital Corporation	4.75	2-15-2026	8,995,000	9,824,227

Materials : 10.61%

Chemicals : 5.20%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,468,094
Olin Corporation	5.50	8-15-2022	3,275,000	3,430,563
Tronox Incorporated 144A	6.50	4-15-2026	2,000,000	2,077,460
Valvoline Incorporated	4.38	8-15-2025	10,901,000	11,269,563

				20,245,680

Containers & Packaging : 5.41%
Ball Corporation	2.88	8-15-2030	15,000,000	14,925,000
Berry Global Incorporated 144A	4.50	2-15-2026	6,000,000	6,150,000

				21,075,000

Real Estate : 4.48%

Equity REITs : 4.48%
Iron Mountain Incorporated 144A	4.50	2-15-2031	7,500,000	7,650,600
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	518,125
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	3,639,000	3,765,494
SBA Communications Corporation 144A	3.88	2-15-2027	5,350,000	5,510,500

				17,444,719

Total Corporate Bonds and Notes (Cost $276,054,386)				284,111,465

Yankee Corporate Bonds and Notes : 16.15%

Consumer Discretionary : 3.23%

Auto Components : 2.38%
Adient Global Holdings Limited 144A	4.88	8-15-2026	9,210,000	9,279,075

Hotels, Restaurants & Leisure : 0.85%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,307,500

Financials : 3.19%

Diversified Financial Services : 3.19%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	12,405,000

Health Care : 3.53%

Pharmaceuticals : 3.53%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	13,450,000	13,750,070

Industrials : 0.86%

Electrical Equipment : 0.86%
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,360,000

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Information Technology : 1.81%

Technology Hardware, Storage & Peripherals : 1.81%
Seagate HDD 144A	4.09%	6-1-2029	$3,273,000	$3,617,725
Seagate HDD	4.88	6-1-2027	3,018,000	3,443,189

				7,060,914

Materials : 3.53%

Chemicals : 3.53%
Methanex Corporation	5.13	10-15-2027	13,067,000	13,753,018

Total Yankee Corporate Bonds and Notes (Cost $60,358,598)				62,915,577

	Yield		Shares

Short-Term Investments : 0.19%

Investment Companies : 0.19%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%		719,334	719,334

Total Short-Term Investments (Cost $719,334)				719,334

Total investments in securities (Cost $368,162,878)	99.02%			385,692,616

Other assets and liabilities, net	0.98			3,823,168

Total net assets	100.00%			$389,515,784

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	$1,738,500	12,315,596	(14,054,096)	0	$0	$0		0	$421	#
Wells Fargo Government Money Market Fund Select Class	526,937	39,024,987	(38,832,590)	0	0	719,334		719,334	176

				$0	$0	$719,334	0.19%		$597

*	No longer held at the end of the period
#	Amount shown represents income before fees and rebates.

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Common stocks

Health care	$17,278,450	$0	$0	$17,278,450

Industrials	1,704,740	0	0	1,704,740

Information technology	18,086,740	0	0	18,086,740

Real estate	502,710	0	0	502,710

Utilities	373,600	0	0	373,600

Corporate bonds and notes	0	284,111,465	0	284,111,465

Yankee corporate bonds and notes	0	62,915,577	0	62,915,577

Short-term investments

Investment companies	719,334	0	0	719,334

Total assets	$38,665,574	$347,027,042	$0	$385,692,616

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 48.26%
FHLMC (12 Month LIBOR +1.65%) ±	2.35%	3-1-2043	$1,192,001	$1,230,083
FHLMC	2.50	11-1-2028	5,186,072	5,473,044
FHLMC (12 Month LIBOR +1.76%) ±	2.58	12-1-2042	1,718,854	1,780,817
FHLMC (12 Month LIBOR +1.64%) ±	2.87	7-1-2047	3,892,494	4,048,246
FHLMC	3.00	10-1-2032	13,208,987	14,265,168
FHLMC (12 Month LIBOR +1.85%) ±	3.40	5-1-2042	1,240,320	1,304,429
FHLMC	3.50	11-1-2030	28,779,440	31,110,273
FHLMC	3.50	2-1-2031	17,768,382	19,211,005
FHLMC	3.50	3-1-2031	1,556,415	1,698,112
FHLMC	4.00	10-1-2033	573,495	648,249
FHLMC	4.00	1-1-2034	542,236	612,728
FHLMC	4.00	5-15-2039	470,347	476,019
FHLMC	4.00	7-1-2049	5,990,770	6,574,003
FHLMC	4.50	4-1-2031	1,031,770	1,139,352
FHLMC	4.50	11-1-2048	5,084,084	5,646,489
FHLMC Series 3632 Class PK	5.00	2-15-2040	2,818,467	3,151,988
FHLMC Series 3653 Class AU	4.00	4-15-2040	779,104	839,123
FHLMC Series 3738 Class BP	4.00	12-15-2038	93,844	93,965
FHLMC Series 4239 Class AB	4.00	12-15-2039	297,811	300,815
FHLMC Series 4426 Class QC	1.75	7-15-2037	4,457,063	4,608,247
FHLMC Series 4788 Class GL	4.50	7-15-2042	1,057,133	1,058,627
FHLMC Series 4891 Class PA	3.50	7-15-2048	1,719,542	1,796,409
FHLMC Series 4940 Class AG	3.00	5-15-2040	14,828,696	15,743,277
FNMA	2.00	10-1-2035	8,406,316	8,754,390
FNMA	2.00	11-1-2035	8,451,276	8,801,199
FNMA	2.00	12-16-2035	21,600,000	22,484,672
FNMA (12 Month LIBOR +1.69%) ±	2.43	11-1-2042	2,204,806	2,284,778
FNMA (12 Month LIBOR +1.56%) ±	2.48	9-1-2045	1,785,378	1,846,068
FNMA	2.50	10-1-2050	9,513,541	10,121,899
FNMA (12 Month LIBOR +1.60%) ±	2.55	10-1-2046	3,070,878	3,184,909
FNMA (12 Month LIBOR +1.58%) ±	2.68	2-1-2046	2,659,638	2,755,480
FNMA (12 Month LIBOR +1.59%) ±	2.69	1-1-2046	2,059,617	2,138,765
FNMA (12 Month LIBOR +1.58%) ±	2.76	6-1-2045	1,269,112	1,318,047
FNMA (12 Month LIBOR +1.60%) ±	2.89	7-1-2046	5,707,820	5,912,803
FNMA	3.00	4-1-2035	5,740,852	6,221,174
FNMA	3.50	6-1-2035	2,068,377	2,303,887
FNMA	3.50	7-1-2043	3,646,498	3,982,031
FNMA (1 Year Treasury Constant Maturity +2.05%) ±	3.97	3-1-2049	3,156,721	3,296,519
FNMA	4.00	4-1-2032	459,007	504,727
FNMA	4.00	10-1-2033	722,926	801,564
FNMA	4.00	2-1-2034	4,032,766	4,396,862
FNMA	4.00	7-1-2034	1,016,814	1,120,033
FNMA	4.50	6-1-2048	1,873,916	2,059,764
FNMA	4.50	7-1-2048	3,931,409	4,341,229
FNMA	4.50	10-1-2048	10,616,208	11,849,724
FNMA	4.50	3-1-2049	3,422,258	3,759,480
FNMA	4.50	11-1-2049	2,219,148	2,497,513
FNMA	5.00	10-1-2040	1,038,660	1,205,198
FNMA	5.00	5-1-2046	434,664	503,287
FNMA	5.00	8-1-2048	1,982,178	2,235,876
FNMA	5.00	1-1-2049	9,131,254	10,295,264
FNMA	5.00	1-1-2049	3,953,362	4,474,623
FNMA	5.00	2-1-2049	230,495	260,522
FNMA	5.00	3-1-2049	444,907	502,775
FNMA	5.00	3-1-2049	1,634,956	1,836,496
FNMA	5.00	8-1-2049	5,542,485	6,290,172
FNMA	5.00	11-1-2049	4,789,438	5,438,133
FNMA	5.00	12-1-2049	2,134,445	2,469,515
FNMA	5.50	6-1-2049	5,575,006	6,514,760
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,642,165	1,856,476
FNMA Series 2011-14 Class GD	4.00	4-25-2040	1,407,752	1,447,601
FNMA Series 2013-103 Class H	4.50	3-25-2038	858,909	870,185
FNMA Series 2013-71 Class AC	2.00	3-25-2038	802,640	805,229

1

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2013-90 Class A	4.00%	11-25-2038	$873,698	$881,272
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,403,598	2,583,793
FNMA Series 2019-33 Class MA	3.50	7-25-2055	14,838,563	15,517,427
GNMA	4.00	9-20-2044	1,591,843	1,742,778
GNMA	4.00	12-20-2044	1,924,128	2,106,416
GNMA	4.00	1-20-2045	1,283,213	1,400,269
GNMA	4.00	4-20-2048	4,946,354	5,316,488
GNMA	4.50	3-20-2048	1,485,358	1,614,980
GNMA	4.50	6-20-2048	5,367,152	5,797,988
GNMA	4.50	6-20-2048	2,134,730	2,312,045
GNMA	4.50	8-20-2048	2,167,460	2,342,571
GNMA	4.50	10-20-2048	497,981	538,016
GNMA	4.50	2-20-2049	3,309,858	3,607,802
GNMA	4.50	4-20-2049	812,133	883,096
GNMA	5.00	10-15-2039	731,815	842,747
GNMA	5.00	3-20-2048	1,371,081	1,517,078
GNMA	5.00	6-20-2048	323,943	368,240
GNMA	5.00	6-20-2048	185,590	208,218
GNMA	5.00	7-20-2048	198,381	217,924
GNMA	5.00	9-20-2048	1,323,740	1,451,488
GNMA	5.00	3-20-2049	412,610	464,157
GNMA	5.00	3-20-2049	1,438,267	1,606,848
GNMA	5.00	5-20-2049	2,638,109	2,965,742
GNMA	5.50	1-20-2049	184,646	203,270
GNMA	5.50	5-20-2049	12,698,226	13,933,086
GNMA Series 2011-137 Class WA ±±	5.57	7-20-2040	2,158,618	2,539,383
GNMA Series 2012-141 Class WD ±±	4.93	7-20-2040	1,845,619	2,118,583
GNMA Series 2017-99 Class DE	2.50	7-20-2045	2,450,279	2,508,246
GNMA Series 2018-11 Class PC	2.75	12-20-2047	4,817,322	5,020,076
GNMA Series 2018-154 Class WP	3.50	11-20-2048	473,047	497,624
GNMA Series 2018-36 Class KC	3.00	2-20-2046	2,113,808	2,208,360
GNMA Series 2019-132 Class NA	3.50	9-20-2049	690,094	725,581
GNMA Series 2020-11 Class ME	2.50	2-20-2049	5,897,101	6,150,510

Total Agency Securities (Cost $371,450,363)				378,746,199

Asset-Backed Securities : 10.84%
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	5,965,000	6,122,143
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	4,380,000	4,497,878
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	4,060,000	4,360,101
General Motors Company Series 2020-2 Class A 144A	0.69	10-15-2025	3,619,000	3,622,443
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR +0.90%) 144A±	1.05	10-25-2053	4,875,000	4,882,165
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	5,105,790	5,227,426
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	9,600,246	9,762,284
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	3,544,285	3,563,870
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	7,923,000	7,984,435
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.37	1-25-2037	3,204,126	3,143,979
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	0.95	12-27-2039	1,995,905	1,992,676
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	0.95	9-25-2065	4,641,596	4,605,878
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	1.08	11-25-2042	953,196	956,623
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	0.35	10-27-2031	2,105,418	2,073,463
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.80	12-27-2038	4,867,378	4,840,780

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49%	6-15-2027	$1,191,311	$1,204,298
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	1,305,784	1,324,538
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.59	2-17-2032	1,457,080	1,468,126
SMB Private Education Loan Trust Series 2017-A Class A2B (1 Month LIBOR +0.90%) 144A±	1.04	9-15-2034	469,574	471,213
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	7,017,568	7,036,604
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	1.25	10-27-2036	561,619	564,909
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	1.10	1-25-2039	1,123,108	1,128,476
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	1.00	7-25-2039	385,942	385,329
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.85	3-26-2040	631,612	631,603
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	0.75	7-25-2040	601,481	599,842
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	925,043	939,668
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	1,678,550	1,713,284

Total Asset-Backed Securities (Cost $84,525,507)				85,104,034

Non-Agency Mortgage-Backed Securities : 3.93%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	1,027,587	1,052,831
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	2,714,954	2,719,321
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,332,782	1,387,849
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,535,379	1,578,222
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	438,744	458,973
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	372,830	376,786
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A1 144A±±	2.24	2-25-2050	2,839,637	2,890,132
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	27,738	27,763
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,342,572	1,368,443
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	44,411	44,402
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60	4-25-2049	1,138,210	1,154,688
Verus Securitization Trust Series 2018-2 Class A1 144A±±	3.68	6-1-2058	1,896,568	1,909,917
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	2,394,399	2,413,264
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	2,176,112	2,233,096
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	1,585,481	1,605,328
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,722,845	1,767,802
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,327,483	1,357,537
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	2,822,389	2,849,869
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	3,604,666	3,607,930

Total Non-Agency Mortgage-Backed Securities (Cost $30,372,868)				30,804,153

U.S. Treasury Securities : 36.20%
U.S. Treasury Note	0.13	5-31-2022	17,270,000	17,267,976
U.S. Treasury Note	0.13	6-30-2022	32,432,000	32,426,933
U.S. Treasury Note	0.13	7-31-2022	20,793,000	20,786,502
U.S. Treasury Note	0.13	9-30-2022	113,897,000	113,865,856
U.S. Treasury Note	0.13	10-31-2022	11,181,000	11,176,632
U.S. Treasury Note	0.13	11-30-2022	36,505,000	36,490,740

3

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.25%	6-15-2023	$18,387,000	$18,422,912
U.S. Treasury Note	0.25	11-15-2023	24,559,000	24,603,130
U.S. Treasury Note	2.13	5-15-2022	8,830,000	9,084,207

Total U.S. Treasury Securities (Cost $284,097,614)				284,124,888

Yankee Corporate Bonds and Notes : 1.23%

Financials : 1.23%

Banks : 1.23%
HSBC Bank Canada 144A	0.95	5-14-2023	3,198,000	3,239,272
Swedbank AB 144A	0.60	9-25-2023	6,392,000	6,398,712

Total Yankee Corporate Bonds and Notes (Cost $9,586,501)				9,637,984

	Yield		Shares

Short-Term Investments : 5.57%

Investment Companies : 5.57%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02		43,740,966	43,740,966

Total Short-Term Investments (Cost $43,740,966)				43,740,966

Total investments in securities (Cost $823,773,819)	106.03%			832,158,224

Other assets and liabilities, net	(6.03)			(47,341,491)

Total net assets	100.00%			$784,816,733

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	753	3-31-2021	$166,239,744	$166,301,226	$61,482	$0
Short
10-Year Ultra Futures	(118)	3-22-2021	(18,511,014)	(18,540,750)	0	(29,736)
5-Year U.S. Treasury Notes	(350)	3-31-2021	(44,052,851)	(44,110,938)	0	(58,087)

					$61,482	$(87,823)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$51,203,298	$256,582,018	$(264,044,350)	$0	$0	$43,740,966	5.57%	43,740,966	$4,105

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$378,746,199	$0	$378,746,199
Asset-backed securities	0	85,104,034	0	85,104,034
Non-agency mortgage-backed securities	0	30,804,153	0	30,804,153
U.S. Treasury securities	284,124,888	0	0	284,124,888
Yankee corporate bonds and notes	0	9,637,984	0	9,637,984
Short-term investments
Investment companies	43,740,966	0	0	43,740,966

	327,865,854	504,292,370	0	832,158,224
Futures contracts	61,482	0	0	61,482

Total assets	$327,927,336	$504,292,370	$0	$832,219,706

Liabilities
Futures contracts	$87,823	$0	$0	$87,823

Total liabilities	$87,823	$0	$0	$87,823

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $730,516 as cash collateral for these open futures contracts.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities: 3.43%
FHLMC (12 Month LIBOR +1.91%) ±	2.41%	9-1-2031	$2,158	$2,156
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	533	533
FHLMC	3.50	10-15-2025	253,752	266,437
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	4-1-2032	30,650	30,758
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.77	4-1-2038	138,708	146,275
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.79	5-1-2026	16,647	16,864
FHLMC	4.00	5-1-2025	440,277	467,157
FHLMC	6.00	10-1-2021	15,125	15,304
FHLMC	9.50	12-1-2022	161	162
FHLMC Series 2597 Class AE	5.50	4-15-2033	26,048	28,273
FHLMC Series 2642 Class AR	4.50	7-15-2023	92,004	95,036
FHLMC Series 3609 Class LA	4.00	12-15-2024	95	96
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	0.30	9-25-2022	12,951	12,951
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.48	5-25-2044	506,515	506,131
FHLMC Series T-42 Class A6	9.50	2-25-2042	263,727	335,860
FHLMC Series T-57 Class 2A1 ±±	3.82	7-25-2043	60,604	64,563
FHLMC Series T-59 Class 2A1 ±±	3.66	10-25-2043	722,126	877,969
FHMLC Series 4358 Class DA	3.00	6-15-2040	1,021,854	1,036,369
FNMA	2.00	12-16-2035	6,400,000	6,662,125
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	33,699	33,888
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	2.55	8-1-2034	137,063	137,355
FNMA (12 Month LIBOR +1.77%) ±	2.92	7-1-2044	435,000	456,998
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.13	8-1-2036	709,742	746,934
FNMA	4.00	6-25-2026	277,962	300,790
FNMA	4.00	8-25-2037	184,853	192,222
FNMA	5.50	3-1-2023	128,397	132,650
FNMA	6.00	4-1-2021	868	871
FNMA	6.00	3-1-2033	186,764	209,170
FNMA	6.50	8-1-2031	148,740	177,519
FNMA	8.00	9-1-2023	269	271
FNMA	9.00	11-1-2024	18,048	19,697
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	432,350	515,697
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	23,748	29,345
FNMA Series 2003-41 Class PE	5.50	5-25-2023	87,505	91,110
FNMA Series 2003-W11 Class A1 ±±	3.35	6-25-2033	4,301	4,376
FNMA Series 2003-W6 Class 6A ±±	3.69	8-25-2042	438,807	459,811
FNMA Series 2003-W6 Class PT4 ±±	8.35	10-25-2042	46,456	57,681
FNMA Series 2005-84 Class MB	5.75	10-25-2035	212,877	238,943
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	0.34	2-25-2046	895,627	881,474
FNMA Series 2010-37 Class A1	5.41	5-25-2035	933,142	979,145
GNMA	4.50	4-20-2035	53,259	57,454
GNMA	8.00	12-15-2023	6,252	6,646
GNMA	9.00	11-15-2024	243	244
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	0.34	8-20-2067	5,415	5,414

Total Agency Securities (Cost $15,742,451)				16,300,724

Asset-Backed Securities: 8.16%
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	380,395	381,183
Chase Auto Credit Linked Notes Series 2020-1 Class B 144A	0.99	1-25-2028	5,750,000	5,764,358
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	312,307	312,946
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	1,839,928	1,918,040
Drive Auto Receivables Trust Series 2018-3 Class C	3.72	9-16-2024	309,350	311,226
DT Auto Owner Trust Series 2017-2A Class D 144A	3.89	1-15-2023	77,602	77,874
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2026	22,276	22,275
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.15	12-25-2056	684,112	680,622
Finance of America HECM Buyout Series 2020-HB2 Class A 144A±±	1.71	7-25-2030	2,243,344	2,257,371
Flagship Credit Auto Trust Series 2018-2 Class A 144A	2.97	10-17-2022	111,525	111,741

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term Bond Plus Fund

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62%	6-17-2024	$300,000	$316,014
Hertz Vehicle Financing LLC Series 2015-3A Class B 144A	3.71	9-25-2021	2,250,000	2,252,584
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	343,343	343,578
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	258,302	258,489
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	280,018	280,224
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	590,402	590,898
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,502,490
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	1.20	2-25-2034	707,803	702,545
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	405,208	404,990
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	522,331	524,170
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	2,669,221	2,675,545
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	1,699,342	1,716,411
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	0.35	9-15-2026	308,906	308,865
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.75	11-25-2027	103,018	102,958
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.80	12-27-2038	1,611,428	1,602,623
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.70	5-26-2055	814,029	804,822
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	2,500,000	2,532,447
SoFi Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR +1.75%) 144A±	1.90	8-25-2036	1,176,372	1,188,138
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.37	10-25-2027	738,777	742,526
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	380,887	384,066
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.05	4-25-2048	846,151	845,008
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.75	1-25-2046	1,408,142	1,391,924
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	0.66	7-17-2023	2,240,000	2,243,518
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	1,299,692	1,306,570
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	157,938	158,652
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,748,088

Total Asset-Backed Securities (Cost $38,630,670)				38,765,779

Corporate Bonds and Notes: 31.48%

Communication Services: 1.51%

Diversified Telecommunication Services: 0.61%
CyrusOne LP	2.90	11-15-2024	630,000	670,471
T-Mobile USA Incorporated 144A	3.50	4-15-2025	2,000,000	2,211,760

				2,882,231

Media: 0.81%
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,164,404
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,688,100

				3,852,504

Wireless Telecommunication Services: 0.09%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	440,000	444,675

Consumer Discretionary: 3.98%

Automobiles: 1.49%
Ford Motor Company	8.50	4-21-2023	845,000	947,989
Ford Motor Company	9.00	4-22-2025	1,730,000	2,102,348

2

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Automobiles (continued)
General Motors Company	6.13%	10-1-2025	$2,150,000	$2,589,326
Volkswagen Group of America Company 144A	3.35	5-13-2025	1,325,000	1,453,016

				7,092,679

Household Durables: 0.94%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,157,782
Lennar Corporation	4.75	11-15-2022	251,000	267,305
Lennar Corporation	5.88	11-15-2024	1,770,000	2,044,350

				4,469,437

Multiline Retail: 1.04%
Macy’s Retail Holdings Incorporated «	3.45	1-15-2021	2,405,000	2,403,124
Nordstrom Incorporated	4.00	10-15-2021	2,500,000	2,536,837

				4,939,961

Textiles, Apparel & Luxury Goods: 0.51%
Ralph Lauren Corporation	1.70	6-15-2022	1,380,000	1,407,745
Tapestry Incorporated	3.00	7-15-2022	1,005,000	1,024,371

				2,432,116

Consumer Staples: 1.71%

Food Products: 0.45%
Land O’Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,121,278

Tobacco: 1.26%
Altria Group Incorporated	1.70	6-15-2025	1,515,000	1,916,390
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,509,369
Philip Morris International Incorporated	1.50	5-1-2025	1,535,000	1,585,408

				6,011,167

Energy: 3.97%

Oil, Gas & Consumable Fuels: 3.97%
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,137,944
EQT Corporation «	3.00	10-1-2022	1,155,000	1,159,678
Marathon Petroleum Corporation	4.70	5-1-2025	2,500,000	2,839,842
Newfield Exploration Company	5.75	1-30-2022	1,465,000	1,517,070
ONEOK Incorporated	5.85	1-15-2026	1,885,000	2,201,912
Phillips 66 Company	0.90	2-15-2024	2,000,000	2,002,169
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,325,158
Valero Energy Corporation	2.85	4-15-2025	3,000,000	3,150,826
Western Gas Partners LP	5.38	6-1-2021	1,500,000	1,511,250

				18,845,849

Financials: 10.74%

Banks: 3.56%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81	10-24-2024	3,000,000	3,011,709
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	2,000,000	2,005,427
Credit Suisse NY	2.95	4-9-2025	2,250,000	2,460,501
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	1,500,000	1,530,572
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	3,000,000	3,070,229
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,120,370
Santander Holdings USA Incorporated	3.40	1-18-2023	2,500,000	2,627,477

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term Bond Plus Fund

	Interest rate	Maturity date	Principal	Value

Banks (continued)

Synchrony Bank	3.65%	5-24-2021	$1,075,000	$1,088,354

				16,914,639

Capital Markets: 1.91%

Ameriprise Financial Services Incorporated	3.00	4-2-2025	2,000,000	2,178,790
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	1,500,000	1,503,972
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,963,615
Morgan Stanley (U.S. SOFR +1.99%) ±	2.19	4-28-2026	2,305,000	2,431,106

				9,077,483

Consumer Finance: 2.50%

BMW US Capital LLC 144A	3.90	4-9-2025	1,000,000	1,121,759
Bunge Limited Finance Corporation	1.63	8-17-2025	1,295,000	1,321,784
General Motors Financial Company Incorporated	1.70	8-18-2023	1,000,000	1,024,166
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	1,395,000	1,499,694
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,746,977
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,145,069
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,659,760
Western Union Company	2.85	1-10-2025	1,285,000	1,372,906

				11,892,115

Diversified Financial Services: 0.82%
National Securities Clearing Corporation 144A	1.50	4-23-2025	3,750,000	3,881,920

Insurance: 1.47%

Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,827,419
Equitable Financial Life Insurance Company 144A	0.50	11-17-2023	1,940,000	1,941,731
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,213,682

				6,982,832

Mortgage REITs: 0.48%

Starwood Property Trust Incorporated	5.00	12-15-2021	1,500,000	1,522,500
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	757,500

				2,280,000

Health Care: 1.49%

Health Care Providers & Services: 1.49%

CVS Health Corporation	2.63	8-15-2024	1,520,000	1,626,580
Dignity Health	3.13	11-1-2022	2,255,000	2,344,964
Magellan Health Incorporated	4.90	9-22-2024	875,000	918,750
Peacehealth Obligated Group	1.38	11-15-2025	2,165,000	2,209,123

				7,099,417

Industrials: 3.44%

Aerospace & Defense: 1.20%

Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	1.05	6-15-2021	2,500,000	2,429,993
The Boeing Company	4.51	5-1-2023	2,000,000	2,144,805
The Boeing Company	4.88	5-1-2025	1,000,000	1,116,318

				5,691,116

Airlines: 0.76%

Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,001,250
Delta Air Lines Incorporated 144A	4.50	10-20-2025	2,455,000	2,591,674

				3,592,924

4

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Industrial Conglomerates: 0.51%
Roper Technologies Incorporated	1.00%	9-15-2025	$2,400,000	$2,413,696

Machinery: 0.59%
CNH Industrial Capital LLC	1.95	7-2-2023	2,750,000	2,812,338

Professional Services: 0.23%
Equifax Incorporated	2.60	12-15-2025	1,000,000	1,081,791

Trading Companies & Distributors: 0.15%
Aircastle Limited 144A	5.25	8-11-2025	700,000	739,217

Information Technology: 0.34%

Semiconductors & Semiconductor Equipment: 0.34%
Microchip Technology Incorporated 144A	2.67	9-1-2023	1,525,000	1,598,554

Materials: 0.47%

Chemicals: 0.47%
DuPont de Nemours Incorporated	4.21	11-15-2023	2,010,000	2,213,755

Real Estate: 2.88%

Equity REITs: 2.88%

Ladder Capital Finance LLC 144A	5.88	8-1-2021	1,250,000	1,246,875
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,210,000	2,396,223
Sabra Health Care LP	4.80	6-1-2024	2,500,000	2,662,464
SBA Tower Trust 144A	3.45	3-15-2048	2,135,000	2,269,922
Service Properties Trust	4.50	6-15-2023	1,500,000	1,510,305
Tanger Properties LP	3.88	12-1-2023	1,485,000	1,511,644
Vornado Realty Trust	3.50	1-15-2025	2,000,000	2,101,634

				13,699,067

Utilities: 0.95%

Electric Utilities: 0.21%
NRG Energy Incorporated 144A%%	2.00	12-2-2025	1,000,000	1,013,908

Independent Power & Renewable Electricity Producers: 0.33%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	1,500,000	1,548,750

Multi-Utilities: 0.41%

DTE Energy Company	1.05	6-1-2025	500,000	504,135
DTE Energy Company	2.53	10-1-2024	1,360,000	1,448,173

				1,952,308

Total Corporate Bonds and Notes (Cost $143,744,144)				149,577,727

			Shares

Exchange-Traded Funds: 4.41%
Invesco BulletShares 2021 High Yield Corporate Bond ETF			327,268	7,550,073
Invesco Bulletshares 2022 Corporate Bond ETF			402,000	9,326,400
Invesco Bulletshares 2023 Corporate Bond ETF «			161,500	4,055,265

Total Exchange-Traded Funds (Cost $20,584,363)				20,931,738

			Principal

Foreign Corporate Bonds and Notes: 0.13%

Industrials: 0.13%

Electrical Equipment: 0.13%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR 500,000	621,028

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term Bond Plus Fund

	Interest rate	Maturity date	Principal		Value

Total Foreign Corporate Bonds and Notes (Cost $590,075)					621,028

Foreign Government Bonds: 0.44%
Hungary Government Bond	1.50%	8-23-2023	HUF	350,000,000	$1,181,790
Malaysia Government Bond	3.96	9-15-2025	MYR	3,500,000	927,036

Total Foreign Government Bonds (Cost $2,088,770)					2,108,826

Loans: 2.07%

Communication Services: 0.62%

Media: 0.62%

CSC Holdings LLC (1 Month LIBOR +2.25%) ±	2.39	7-17-2025		$1,994,832	1,942,109
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.25%) ±	2.40	1-17-2024		1,000,000	985,500

					2,927,609

Financials: 0.21%

Diversified Financial Services: 0.21%
Russell Investments Incorporated (5 Month LIBOR +3.00%) ±	3.15	5-30-2025		1,000,000	990,000

Health Care: 0.21%

Pharmaceuticals: 0.21%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	3.14	6-2-2025		1,000,000	987,500

Industrials: 1.03%

Aerospace & Defense: 0.20%
TransDigm Incorporated (1 Month LIBOR +2.25%) ±	2.40	8-22-2024		1,000,000	969,200

Building Products: 0.41%
Flex Acquisition Company (1 Month LIBOR +3.00%) ±	3.23	12-29-2023		1,997,477	1,969,173

Containers & Packaging: 0.42%
Plastipak Packaging Incorporated (3 Month LIBOR +2.50%) ±	2.65	10-14-2024		2,000,000	1,969,580

Total Loans (Cost $9,803,270)					9,813,062

Municipal Obligations: 1.35%

Georgia: 0.22%

Health Revenue: 0.22%

Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022		1,000,000	1,060,620

Illinois: 0.07%

Tax Revenue: 0.07%

Chicago IL Retiree Health Series B	6.30	12-1-2021		310,000	318,035

Indiana: 0.27%

Education Revenue: 0.27%

Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.95	2-25-2044		1,259,158	1,257,874

New Jersey: 0.42%

Transportation Revenue: 0.42%

New Jersey Transportation Trust Fund Authority System Series B	2.55	6-15-2023		2,000,000	2,011,440

6

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

New York:0.17%

Transportation Revenue: 0.17%

New York Metropolitan Transportation Authority BAN	4.00%	2-1-2022	$795,000	$807,378

Pennsylvania: 0.20%

Miscellaneous Revenue: 0.20%

Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	964,093

Total Municipal Obligations (Cost $6,321,285)				6,419,440

Non-Agency Mortgage-Backed Securities: 24.17%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	517,864	525,276
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,782,605	1,790,281
Bayview Opportunity Master Fund Trust Series 2017 Class RT5 144A±±	3.50	5-28-2069	2,546,365	2,634,513
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	1.47	1-20-2029	2,300,000	2,297,889
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.27	11-20-2028	1,400,000	1,393,221
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,225,000	2,242,383
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,365,841	1,403,271
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	411,113	426,208
CCG Receivables Trust LLC Series 2018-1 Class A2 144A	2.50	6-16-2025	123,383	123,661
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	406,284	407,700
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	0.93	7-15-2032	2,603,599	2,602,813
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	128,685
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.24	7-15-2030	805,175	772,188
Citigroup Commercial Mortgage Trust Series 2019-LMC1 Class A3 144A±±	3.03	7-25-2049	1,825,170	1,857,542
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	888,536	897,966
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	2,045,356	2,047,721
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	2,407,414	2,439,091
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	841,535	852,696
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,010,669
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.77	2-10-2047	680,000	739,831
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	6,200	6,197
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,527,705
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±± (c)	0.00	7-15-2027	522,575	7,814
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.46	6-19-2031	87,942	87,217
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.39	1-15-2034	1,400,000	1,356,925
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	2,210,639	2,243,570
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	1.39	10-20-2028	2,288,745	2,284,445
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	1,735,020	1,858,612
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A1	2.99	3-15-2052	324,596	333,604
DBWF Mortgage Trust Series 2018-GLKS (1 Month LIBOR +1.03%) 144A±	1.18	12-19-2030	550,000	538,977
Deephaven Residential Mortgage Series 2018-2A Class A1 144A±±	3.48	4-25-2058	1,769,906	1,805,321
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	905,230	920,253
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	640,235	644,264
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.27	9-25-2033	210,856	205,224

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term Bond Plus Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
FWD Securitization Trust Class 2020-INV1 Class A3 144A±±	2.44%	1-25-2050	$2,362,467	$2,362,947
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	1,460,536	1,485,567
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,787,613	1,822,060
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	1,529,773	1,557,077
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,344
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class A3	3.82	8-10-2044	545,166	545,938
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,435,954
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	525,231
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	2,934,697	2,959,085
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A(a)±	1.53	5-2-2023	1,850,000	1,850,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	133,645	130,127
Homeward Opportunities Fund Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,040,125	1,050,687
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.14	11-15-2036	1,757,235	1,718,510
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +0.70%) 144A±	0.84	1-15-2033	550,000	545,156
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,336,144
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,668,212
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.41	6-15-2035	566,915	536,338
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.10	7-15-2036	2,500,000	2,437,367
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	1.58	4-15-2029	2,250,000	2,248,101
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,880,144
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	160,000	163,891
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	3,081,045
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	1.27	5-15-2028	1,719,295	1,713,999
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	1,532,899	1,535,609
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.81	10-25-2032	985	979
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2052	2,240,000	2,240,000
Mello Warehouse Securitization Series 2019-1 Class E (1 Month LIBOR +2.35%) 144A±	2.50	6-25-2052	1,000,000	998,060
MF1 Limited Class 2020-Fl3 Class A (1 Month LIBOR +2.05%) 144A±	2.19	7-15-2035	1,395,000	1,401,541
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	349,663	349,944
New Residential Mortgage Loan Trust Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	1,320,155	1,394,732
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	1.09	10-20-2027	1,156,892	1,152,538
Ocwen Master Advance Receivable Series 2020-T1 Class AT1 144A	1.28	8-15-2052	2,930,000	2,935,907
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.12	11-15-2026	911,184	910,648
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	941,118	978,668
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR +1.25%) 144A±	1.49	1-15-2029	2,925,000	2,923,848
Salem Fields CLO Limited Series 2016-2A Class A (3 Month LIBOR +1.15%) 144A±	1.36	10-25-2028	1,800,000	1,796,078
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	1.49	1-15-2030	1,160,000	1,159,675
Springcastle SPV 144A	1.97	9-25-2037	1,969,591	1,982,795
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,061,790	1,077,276

8

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56%	2-25-2050	$1,452,077	$1,480,166
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	1.76	7-29-2029	2,255,000	2,232,606
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.29	2-15-2029	1,715,000	1,710,560
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,245,000	1,292,996
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	2,439,319	2,499,708
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	898,777	930,529
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	670,143	686,704
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,487,992	1,512,973
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.99	2-15-2032	1,680,000	1,627,689
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	171,815	172,884
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,178,983	1,213,465
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.17	8-25-2032	69,435	72,343
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.17	8-25-2032	59,744	57,444
Wilshire Funding Corporation Series 1998-2 Class M1 (1 Week LIBOR +2.00%) ±	2.11	12-28-2037	7,030	7,132

Total Non-Agency Mortgage-Backed Securities (Cost $114,137,095)				114,837,154

U.S. Treasury Securities: 4.03%
U.S. Treasury Note	0.25	4-15-2023	17,000,000	17,034,531
U.S. Treasury Note ##	0.38	4-30-2025	2,125,000	2,130,479

Total U.S. Treasury Securities (Cost $19,130,591)				19,165,010

Yankee Corporate Bonds and Notes: 15.85%

Communication Services: 0.52%

Interactive Media & Services: 0.52%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,458,410

Consumer Discretionary : 1.67%

Auto Components: 0.53%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,536,280

Automobiles: 0.58%
Conti-Gummi Finance BV	1.13	9-25-2024	2,000,000	2,469,000
Fiat Chrysler Automobiles NV	5.25	4-15-2023	250,000	268,125

				2,737,125

Household Durables: 0.56%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,675,323

Energy: 2.38%

Oil, Gas & Consumable Fuels: 2.38%

Aker BP ASA 144A	2.88	1-15-2026	1,000,000	1,001,508
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.04%) ± (s)	4.38	6-22-2025	3,000,000	3,202,470
Canadian National Resources	2.05	7-15-2025	2,000,000	2,059,256
Equinor ASA	1.75	1-22-2026	1,880,000	1,965,408
Schlumberger Limited	1.40	9-17-2025	3,000,000	3,061,919

				11,290,561

Financials: 10.22%

Banks: 8.18%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,269,748

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term Bond Plus Fund

	Interest rate	Maturity date	Principal	Value

Banks (continued)
Banco Bradesco 144A	2.85%	1-27-2023	$745,000	$761,763
Banco de Bogota SA 144A	5.38	2-19-2023	1,500,000	1,593,765
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,353,938
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	2,000,000	2,002,021
BPCE SA (U.S. SOFR +1.52%) 144A±	1.65	10-6-2026	2,530,000	2,572,343
Central American Bank 144A	2.00	5-6-2025	2,410,000	2,523,029
Corporación Andina de Fomento	2.13	9-27-2021	3,000,000	3,037,140
Credicorp Limited 144A	2.75	6-17-2025	3,000,000	3,101,850
Danske Bank A/S 144A	5.00	1-12-2022	1,405,000	1,470,737
Global Bank Corporation 144A	4.50	10-20-2021	470,000	482,573
HSBC Holdings plc (U.S. SOFR +1.54%) ±	1.65	4-18-2026	1,140,000	1,156,093
Mitsubishi UFJ Financial Group Incorporated	1.41	7-17-2025	2,000,000	2,042,549
Mizuho Financial Group (3 Month LIBOR +0.98%) ±	2.84	7-16-2025	1,000,000	1,066,004
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,163,296
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	1,000,000	1,184,787
Royal Bank Scotland Group plc (1 Year Treasury Constant Maturity +2.15%) ±	2.36	5-22-2024	1,000,000	1,036,364
Santander UK Group plc (1 Year Treasury Constant Maturity +1.25%) ±	1.53	8-21-2026	2,000,000	2,014,900
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	1.03	10-16-2023	2,000,000	2,015,133
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,680,190
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,347,317

				38,875,540

Diversified Financial Services: 0.95%

Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	1,050,799
Banco Latinoamericano SA 144A	2.38	9-14-2025	2,000,000	2,045,400
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,430,454

				4,526,653

Insurance: 0.59%

Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,775,027

Thrifts & Mortgage Finance: 0.50%
Nationwide Building Society 144A	1.00	8-28-2025	2,360,000	2,355,728

Health Care : 0.07%

Pharmaceuticals: 0.07%
Perrigo Company plc	4.00	11-15-2023	323,000	346,109

Materials: 0.66%

Chemicals: 0.66%
Park Aerospace Holdings Limited 144A	5.25	8-15-2022	1,000,000	1,045,740
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,110,097

				3,155,837

Utilities: 0.58%

Electric Utilities: 0.58%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,742,075

Total Yankee Corporate Bonds and Notes (Cost $73,780,201)				76,474,668

Yankee Government Bonds: 0.75%
Letra do Tesouro Nacional ¤	0.00	1-1-2024	8,000,000	1,235,753
United Mexican States	3.90	4-27-2025	2,120,000	2,347,900

Total Yankee Government Bonds (Cost $3,331,538)				3,583,653

10

Wells Fargo Short-Term Bond Plus Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Yield	Shares	Value

Short-Term Investments: 6.55%

Investment Companies: 6.55%

Securities Lending Cash Investments LLC (I)(r)(u)	0.12%	3,325,775	$3,325,775
Wells Fargo Government Money Market Fund Select Class (I)(u)##	0.02	27,797,938	27,797,938

Total Short-Term Investments (Cost $31,123,713)			31,123,713

Total investments in securities (Cost $479,008,166)	102.82%		489,722,522

Other assets and liabilities, net	(2.82)		(14,577,789)

Total net assets	100.00%		$475,144,733

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
2-Year U.S. Treasury Notes	613	3-31-2021	$135,335,097	$135,382,008	$46,911	$0
Short
Euro-BOBL Futures	(25)	12-8-2020	(4,025,829)	(4,037,799)	0	(11,970)
5-Year U.S. Treasury Notes	(395)	3-31-2021	(49,716,907)	(49,782,344)	0	(65,437)

					$46,911	$(77,407)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,420,581 USD	1,200,000 EUR	Morgan Stanley	12-31-2020	$0	$(12,266)
5,446,451 USD	4,630,000 EUR	Morgan Stanley	12-31-2020	0	(81,949)
1,678,979 USD	1,415,000 EUR	Morgan Stanley	12-31-2020	0	(10,586)
400,000 EUR	473,898 USD	Morgan Stanley	12-31-2020	3,718	0
468,323 USD	400,000 EUR	Morgan Stanley	12-31-2020	0	(9,293)
1,415,000 EUR	1,664,520 USD	Morgan Stanley	12-31-2020	25,045	0
500,000 USD	52,172,530 JPY	Morgan Stanley	1-8-2021	0	(173)
485,692,221 JPY	4,650,000 USD	Morgan Stanley	1-8-2021	6,280	0

				$35,043	$(114,267)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities

Investment Companies
Short-Term Investments
Securities Lending Cash Investments LLC	$0	$27,066,815	$(23,741,040)	$0	$0	$3,325,775		3,325,775	$1,396	#
Wells Fargo Government Money Market Fund Select Class	19,447,173	64,672,120	(56,321,355)	0	0	27,797,938		27,797,938	1,400

				$0	$0	$31,123,713	6.55%		$2,796

#	Amount shown represents income before fees and expenses.

Wells Fargo Short-Term Bond Plus Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreedupon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreigndenominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations. In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$16,300,724	$0	$16,300,724

Asset-backed securities	0	38,765,779	0	38,765,779

Corporate bonds and notes	0	149,577,727	0	149,577,727

Exchange- traded funds	20,931,738	0	0	20,931,738

Foreign corporate bonds and notes	0	621,028	0	621,028

Foreign government bonds	0	2,108,826	0	2,108,826

Loans	0	9,813,062	0	9,813,062

Municipal obligations	0	6,419,440	0	6,419,440

Non-agency mortgage-backed securities	0	114,837,154	0	114,837,154

U.S. Treasury securities	19,165,010	0	0	19,165,010

Yankee corporate bonds and notes	0	76,474,668	0	76,474,668

Yankee government bonds	0	3,583,653	0	3,583,653

Short-term investments

Investment companies	31,123,713	0	0	31,123,713

	71,220,461	418,502,061	0	489,722,522

Futures contracts	46,911	0	0	46,911

Forward foreign currency contracts	0	35,043	0	35,043

Total assets	$71,267,372	$418,537,104	$0	$489,804,476

Liabilities

Futures contracts	$77,407	$0	$0	$77,407

Forward foreign currency contracts	0	114,267	0	114,267

Total liabilities	$77,407	$114,267	$0	$191,674

Additional sector, industry or geographic detail is included in the Portfolio of Investments

Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Fund had segregated $687,994 as cash collateral for these open futures contracts.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 64.43%

Communication Services : 7.79%

Diversified Telecommunication Services : 2.50%
CenturyLink Incorporated	6.45%	6-15-2021	$2,030,000	$2,083,795
CenturyLink Incorporated Series W	6.75	12-1-2023	7,000,000	7,763,338
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	2,370,000	2,435,175
Level 3 Financing Incorporated	5.38	1-15-2024	3,390,000	3,413,730
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,608,323

				19,304,361

Entertainment : 0.51%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	3,940,000	3,910,450

Media : 3.14%
CSC Holdings LLC	6.75	11-15-2021	900,000	941,486
DISH DBS Corporation	5.88	7-15-2022	4,835,000	5,078,104
DISH DBS Corporation	6.75	6-1-2021	4,030,000	4,117,653
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	13,950,000	14,159,250

				24,296,493

Wireless Telecommunication Services : 1.64%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,702,200
T-Mobile USA Incorporated	4.00	4-15-2022	7,727,000	7,968,623

				12,670,823

Consumer Discretionary : 10.98%

Auto Components : 0.92%
Goodyear Tire & Rubber Company	5.13	11-15-2023	7,090,000	7,095,672

Automobiles : 1.23%
Ford Motor Company	8.50	4-21-2023	8,480,000	9,513,542

Diversified Consumer Services : 0.06%
Service Corporation International	8.00	11-15-2021	445,000	472,853

Hotels, Restaurants & Leisure : 0.74%
Carnival Corporation 144A	11.50	4-1-2023	1,075,000	1,224,156
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	4,150,000	4,492,375

				5,716,531

Household Durables : 1.74%
KB Home	7.50	9-15-2022	8,055,000	8,820,225
Newell Brands Incorporated	4.35	4-1-2023	2,429,000	2,556,401
PulteGroup Incorporated	4.25	3-1-2021	2,030,000	2,039,338

				13,415,964

Internet & Direct Marketing Retail : 0.83%
QVC Incorporated	4.38	3-15-2023	6,070,000	6,358,325

Multiline Retail : 3.08%
Macy’s Incorporated 144A	8.38	6-15-2025	9,470,000	10,321,827
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	2,365,000	2,363,155

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Nordstrom Incorporated 144A	8.75%	5-15-2025	$9,985,000	$11,133,275

				23,818,257

Specialty Retail : 1.90%
L Brands Incorporated	5.63	10-15-2023	1,400,000	1,495,690
L Brands Incorporated 144A	9.38	7-1-2025	5,175,000	6,313,500
Penske Auto Group Incorporated	3.50	9-1-2025	275,000	277,750
The Gap Incorporated 144A	8.63	5-15-2025	5,930,000	6,589,713

				14,676,653

Textiles, Apparel & Luxury Goods : 0.48%
Levi Strauss & Company	5.00	5-1-2025	3,625,000	3,724,688

Consumer Staples : 0.11%

Personal Products : 0.11%
Edgewell Personal Care Company	4.70	5-24-2022	785,000	814,438

Energy : 11.68%

Energy Equipment & Services : 0.56%
Hilcorp Energy Company 144A	5.00	12-1-2024	3,935,000	3,836,625
USA Compression Partners LP	6.88	9-1-2027	485,000	511,248

				4,347,873

Oil, Gas & Consumable Fuels : 11.12%
Apache Corporation	4.63	11-15-2025	1,535,000	1,595,940
Buckeye Partners LP 144A	4.13	3-1-2025	1,360,000	1,356,600
Continental Resources Incorporated	4.50	4-15-2023	1,625,000	1,665,625
Crestwood Midstream Partners LP	6.25	4-1-2023	6,405,000	6,434,015
DCP Midstream Operating LP 144A	4.75	9-30-2021	2,000,000	2,027,500
EnLink Midstream Partners LP	4.15	6-1-2025	9,975,000	9,251,813
Enviva Partners LP 144A	6.50	1-15-2026	2,410,000	2,574,880
EQT Corporation	7.88	2-1-2025	1,981,000	2,268,245
Newfield Exploration Company	5.75	1-30-2022	2,055,000	2,128,040
Occidental Petroleum Corporation (3 Month LIBOR +1.45%) ±	1.67	8-15-2022	2,815,000	2,689,297
Occidental Petroleum Corporation «	8.00	7-15-2025	3,625,000	3,974,994
Ovintiiv Incorporated	3.90	11-15-2021	3,520,000	3,545,355
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	10,825,000	11,095,625
Southern Star Central Corporation 144A	5.13	7-15-2022	6,088,000	6,091,664
Suburban Propane Partners LP	5.50	6-1-2024	9,025,000	9,225,671
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	7,565,000	7,422,778
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	2,540,000	2,616,200
Targa Resources Partners LP	4.25	11-15-2023	9,345,000	9,391,725
Western Gas Partners LP	4.00	7-1-2022	550,000	559,625

				85,915,592

Financials : 10.41%

Banks : 1.24%
CIT Group Incorporated	5.00	8-15-2022	9,000,000	9,573,750

Capital Markets : 0.98%
Blue Cube Spinco Incorporated	10.00	10-15-2025	7,185,000	7,589,156

Consumer Finance : 4.59%
Ford Motor Credit Company LLC	4.13	8-17-2027	4,600,000	4,755,250
General Motors Financial Company	2.75	6-20-2025	3,195,000	3,381,329
General Motors Financial Company	4.20	11-6-2021	1,930,000	1,991,178

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Navient Corporation	5.50%	1-25-2023	$4,950,000	$5,135,625
Navient Corporation	6.63	7-26-2021	3,217,000	3,297,425
Navient Corporation	7.25	9-25-2023	3,275,000	3,569,750
OneMain Finance Corporation	6.13	3-15-2024	2,500,000	2,708,625
OneMain Finance Corporation	7.75	10-1-2021	10,145,000	10,626,888

				35,466,070

Diversified Financial Services : 0.97%
LPL Holdings Incorporated 144A	5.75	9-15-2025	7,245,000	7,498,720

Insurance : 0.12%
Genworth Mortgage Holdings LLC 144A	6.50	8-15-2025	895,000	953,175

Mortgage REITs : 1.23%
Starwood Property Trust Incorporated	5.00	12-15-2021	9,328,000	9,467,920

Thrifts & Mortgage Finance : 1.28%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	9,933,000	9,908,168

Health Care : 6.78%

Health Care Providers & Services : 6.43%
Centene Corporation	4.75	1-15-2025	3,375,000	3,478,714
Emcompass Health Corporation	5.13	3-15-2023	7,545,000	7,582,725
HCA Incorporated	5.88	5-1-2023	4,365,000	4,774,219
Magellan Health Incorporated	4.90	9-22-2024	9,150,000	9,607,500
MEDNAX Incorporated 144A	5.25	12-1-2023	8,890,000	8,978,722
Molina Healthcare Incorporated 144A	4.88	6-15-2025	2,500,000	2,560,950
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,140,000
Tenet Healthcare Corporation	4.63	7-15-2024	5,485,000	5,580,988

				49,703,818

Life Sciences Tools & Services : 0.35%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	2,550,000	2,677,500

Industrials : 7.37%

Airlines : 2.42%
American Airlines Group Company 144A«	5.00	6-1-2022	5,330,000	4,410,575
Delta Air Lines Incorporated 144A	4.50	10-20-2025	5,065,000	5,346,977
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	3,550,000	3,849,531
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	4,765,000	5,071,447

				18,678,530

Commercial Services & Supplies : 1.52%
Aramark Services Incorporated 144A	6.38	5-1-2025	3,305,000	3,519,825
Covanta Holding Corporation	5.88	7-1-2025	1,575,000	1,639,969
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	6,410,000	6,602,300

				11,762,094

Construction & Engineering : 1.59%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	8,980,000	9,204,500
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	3,035,025

				12,239,525

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components : 0.18%
Wesco Distribution Incorporated Company 144A	7.13%	6-15-2025	$1,285,000	$1,399,044

Machinery : 0.28%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	175,000	189,656
Trimas Corporation 144A	4.88	10-15-2025	1,915,000	1,953,894

				2,143,550

Trading Companies & Distributors : 1.38%
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	10,600,000	10,676,002

Information Technology : 2.41%

IT Services : 1.22%
Cardtronics Incorporated 144A	5.50	5-1-2025	9,135,000	9,431,888

Software : 0.41%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	3,135,000	3,197,794

Technology Hardware, Storage & Peripherals : 0.78%
Dell International LLC 144A	5.88	6-15-2021	1,436,000	1,438,872
Dell International LLC 144A	7.13	6-15-2024	4,400,000	4,564,472

				6,003,344

Materials : 1.94%

Chemicals : 0.31%
Chemours Company	6.63	5-15-2023	2,370,000	2,411,949

Containers & Packaging : 0.87%
Reynolds Group Holding Limited 144A	5.13	7-15-2023	131,000	132,596
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,458,013
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,141,781

				6,732,390

Metals & Mining : 0.76%
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	5,040,000	5,877,900

Real Estate : 2.84%

Equity REITs : 2.84%
CoreCivic Incorporated	4.63	5-1-2023	6,812,000	6,403,280
CoreCivic Incorporated	5.00	10-15-2022	1,555,000	1,529,654
SBA Communications Corporation	4.00	10-1-2022	1,885,000	1,906,206
Service Properties Trust Company	4.35	10-1-2024	9,300,000	8,904,750
Service Properties Trust Company	7.50	9-15-2025	2,855,000	3,181,241

				21,925,131

Utilities : 2.12%

Electric Utilities : 0.35%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,710,265

Independent Power & Renewable Electricity Producers : 1.77%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	13,268,000	13,699,210

Total Corporate Bonds and Notes (Cost $488,393,178)				497,779,408

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

			Shares	Value

Exchange-Traded Funds : 2.48%
Invesco BulletShares 2022 Corporate Bond ETF			280,000	$6,496,000
Invesco BulletShares 2023 Corporate Bond ETF <			280,041	7,031,830
Invesco BulletShares 2024 Corporate Bond ETF <			226,540	5,591,007

Total Exchange-Traded Funds (Cost $19,159,892)				19,118,837

	Interest rate	Maturity date	Principal

Loans : 14.78%

Communication Services : 3.87%

Media : 3.20%
CSC Holdings LLC (1 Month LIBOR +2.25%) ±	2.39%	1-15-2026	$2,431,688	2,365,327
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.64	4-15-2027	10,842,437	10,579,075
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	3.40	8-24-2026	8,745,829	7,259,038
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	2.64	1-31-2028	4,615,000	4,522,239

				24,725,679

Wireless Telecommunication Services : 0.67%

SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	1.90	4-11-2025	5,293,107	5,213,234

Consumer Discretionary : 0.64%

Hotels, Restaurants & Leisure : 0.25%
Carnival Corporation (1 Month LIBOR +7.50%) ±	8.50	6-30-2025	1,216,950	1,256,501
CCM Merger Incorporated (3 Month LIBOR +3.75%) ±<	4.50	11-4-2025	720,000	714,780

				1,971,281

Specialty Retail : 0.39%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±	2.40	7-5-2024	3,043,299	2,990,041

Energy : 1.03%

Oil, Gas & Consumable Fuels : 1.03%
Apergy Corporation (3 Month LIBOR +5.00%) ±‡	6.00	5-28-2027	7,915,017	7,974,380

Financials : 1.15%

Diversified Financial Services : 1.15%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	1.97	10-6-2023	6,905,500	6,784,654
Russell Investments Incorporated (5 Month LIBOR +3.00%) ±<	4.00	5-30-2025	2,145,000	2,123,550

				8,908,204

Health Care : 0.68%

Health Care Providers & Services : 0.68%
Select Medical Corporation (6 Month LIBOR +2.50%) ±	2.78	3-6-2025	5,319,589	5,218,197

Industrials : 5.96%

Aerospace & Defense : 0.90%
Rexnord LLC (1 Month LIBOR +1.75%) ±	1.90	8-21-2024	5,781,250	5,758,530
Spirit Aerosystems Incorporated 2020 Term Loan B (1 Month LIBOR +5.25%) ±<	6.00	1-30-2025	1,200,000	1,209,000

				6,967,530

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value

Airlines : 0.67%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%) ±	6.25%	6-25-2027	$5,000,000	$5,147,750

Building Products : 0.91%
Flex Acquisition Company (1 Month LIBOR +3.00%) ±<	4.00	12-29-2023	7,093,243	6,992,732

Commercial Services & Supplies : 1.73%
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.90	3-28-2024	3,736,782	3,620,793
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	1.90	3-11-2025	6,611,734	6,393,282
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	2.44	9-19-2026	3,427,700	3,342,007

				13,356,082

Machinery : 1.12%
Alliance Laundry Systems LLC (3 Month LIBOR +3.50%) ±<	4.25	10-8-2027	720,000	717,898
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.50	1-31-2024	4,289,654	4,278,930
Vertical U.S. Newco Incorporated (6 Month LIBOR +4.25%) <	4.57	7-30-2027	3,700,000	3,688,197

				8,685,025

Professional Services : 0.23%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.75%) ±<	3.88	2-6-2026	1,805,000	1,792,311

Road & Rail : 0.40%
Uber Technologies Incorporated (3 Month LIBOR +4.00%) ±<	5.00	4-4-2025	3,125,000	3,117,594

Information Technology : 1.08%

Semiconductors & Semiconductor Equipment : 1.08%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±	2.15	9-19-2026	8,373,667	8,308,520

Materials : 0.37%

Chemicals : 0.37%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	2.15	4-1-2024	2,898,626	2,838,538

Total Loans (Cost $116,904,866)				114,207,098

Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	3.26	4-25-2024	16,807	15,761

Total Non-Agency Mortgage-Backed Securities (Cost $16,645)				15,761

Yankee Corporate Bonds and Notes : 11.78%

Communication Services : 0.64%

Media : 0.64%
Nielsen Holding and Finance BV 144A«	5.00	2-1-2025	2,485,000	2,556,444
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	2,400,000	2,388,000

				4,944,444

Consumer Discretionary : 0.63%

Automobiles : 0.13%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	896,000	960,960

Hotels, Restaurants & Leisure : 0.50%
International Game Technology plc 144A	6.25	2-15-2022	3,781,000	3,875,525

6

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Energy : 1.47%

Energy Equipment & Services : 1.43%
Alcoa Nederland Holding Company BV 144A	6.75%	9-30-2024	$10,705,000	$11,066,294

Oil, Gas & Consumable Fuels : 0.04%
Cenovus Energy Incorporated	5.38	7-15-2025	265,000	292,234

Financials : 2.09%

Diversified Financial Services : 2.09%
DAE Funding LLC 144A	5.25	11-15-2021	6,155,000	6,331,956
DAE Funding LLC 144A	5.75	11-15-2023	6,150,000	6,334,500
Park Aerospace Holdings Limited 144A	5.50	2-15-2024	3,275,000	3,495,871

				16,162,327

Health Care : 1.82%

Pharmaceuticals : 1.82%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	3,800,000	3,801,330
Teva Pharmaceutical Finance BV	2.80	7-21-2023	7,385,000	7,254,729
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	3,022,500

				14,078,559

Industrials : 1.87%

Airlines : 1.36%
Air Canada Company 144A	7.75	4-15-2021	10,430,000	10,482,150

Commercial Services & Supplies : 0.51%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	3,865,000	3,922,975

Materials : 3.26%

Chemicals : 1.68%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	12,400,000	12,967,181

Metals & Mining : 1.58%
Constellium NV Company 144A	5.75	5-15-2024	3,000,000	3,059,850
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	8,909,000	9,176,270

				12,236,120

Total Yankee Corporate Bonds and Notes (Cost $88,660,454)				90,988,769

	Yield	Shares

Short-Term Investments : 9.38%

Investment Companies : 9.38%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	9,115,322	9,115,322
Wells Fargo Government Money Market Fund Select Class (l)(u) ##	0.02	63,344,214	63,344,214

Total Short-Term Investments (Cost $72,459,536)			72,459,536

7

		Value
Total investments in securities (Cost $785,594,571)	102.85%	$794,569,409

Other assets and liabilities, net	(2.85)	(21,984,701)

Total net assets	100.00%	$772,584,708

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
<	All or a portion of the position represents an unfunded loan commitment.
‡	Security is valued using significant unobservable inputs.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate Investment trust

8

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$991,590	$16,854,231	$(8,730,499)	$0	$0	$9,115,322		9,115,322	$3,040	#
Wells Fargo Government Money Market Fund Select Class	13,625,847	142,888,156	(93,169,789)	0	0	63,344,214		63,344,214	2,697

				$0	$0	$72,459,536	9.38%		$5,737

#	Amount shown represents income before fees and rebates.

Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November, 30 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2020, the Fund had unfunded loan commitments of $13,756,850.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Corporate bonds and notes	$0	$497,779,408	$0	$497,779,408

Exchange-traded funds	19,118,837	0	0	19,118,837

Loans	0	101,953,788	12,253,310	114,207,098

Non-agency mortgage-backed securities	0	15,761	0	15,761

Yankee corporate bonds and notes	0	90,988,769	0	90,988,769

Short-term investments

Investment companies	72,459,536	0	0	72,459,536

Total assets	$91,578,373	$690,737,726	$12,253,310	$794,569,409

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 31, 2020	$18,559,799

Accrued discounts (premiums)	3,116
Realized losses	403
Change in unrealized gains (losses)	149,446
Purchases	0
Sales	(127,406)
Transfers into Level 3	0
Transfers out of Level 3	(6,332,048)

Balance as of November 30, 2020	12,253,310

Change in unrealized gains (losses) relating to securities still held at November 30, 2020	111,323

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Target 2010 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 100.21%

Affiliated Master Portfolios: 100.21%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$19,015,575
Wells Fargo Emerging Markets Bond Portfolio		1,618,911
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,052,160
Wells Fargo Factor Enhanced International Equity Portfolio		3,524,815
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		6,855,097
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		2,672,016
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,691,986
Wells Fargo High Yield Corporate Bond Portfolio		1,619,723
Wells Fargo Investment Grade Corporate Bond Portfolio		9,925,599
Wells Fargo Strategic Retirement Bond Portfolio		6,433,023
Wells Fargo U.S. REIT Portfolio		1,412,831

Total Investment Companies (Cost $34,050,499)		55,821,736

Total investments in securities (Cost $34,050,499)	100.21%	55,821,736

Other assets and liabilities, net	(0.21)	(115,025)

Total net assets	100.00%	$55,706,711

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.06%	3.26%	$424,335	$(229,794)	$238,351	$0	$608	$19,015,575
Wells Fargo Emerging Markets Bond Portfolio	3.95	4.39	(67,849)	53,279	57,324	0	19	1,618,911
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.59	0.52	(103,527)	222,323	8	23,098	50	1,052,160
Wells Fargo Factor Enhanced International Equity Portfolio	0.72	0.51	(29,765)	578,290	(21)	84,640	194	3,524,815
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.82	0.75	633,922	445,979	49	114,001	321	6,855,097
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	10.81	9,788	219,298	(1)	19,618	44	2,672,016
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.85	0.69	(110,343)	456,303	17	22,302	120	1,691,986
Wells Fargo High Yield Corporate Bond Portfolio	3.05	3.26	47,447	(45,668)	71,253	0	52	1,619,723
Wells Fargo Investment Grade Corporate Bond Portfolio	4.01	4.36	224,865	27,712	244,823	0	84	9,925,599
Wells Fargo Strategic Retirement Bond Portfolio	9.04	4.27	83,771	62,529	81,690	0	70	6,433,023
Wells Fargo U.S. REIT Portfolio	5.34	5.83	(115,221)	100,485	0	43,356	19	1,412,831

			$997,423	$1,890,736	$693,493	$307,015	$1,581	$55,821,736	100.21%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $55,821,736, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government Intermediate Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 101.41%

Affiliated Master Portfolios: 101.41%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$18,159,884
Wells Fargo Emerging Markets Bond Portfolio		1,545,641
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,338,251
Wells Fargo Factor Enhanced International Equity Portfolio		4,474,309
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		8,718,105
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		2,177,439
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		2,146,372
Wells Fargo High Yield Corporate Bond Portfolio		1,546,418
Wells Fargo Investment Grade Corporate Bond Portfolio		9,476,188
Wells Fargo Strategic Retirement Bond Portfolio		6,142,869
Wells Fargo U.S. REIT Portfolio		1,688,699

Total Investment Companies (Cost $43,104,852)		57,414,175

Total investments in securities (Cost $43,104,852)	101.41%	57,414,175

Other assets and liabilities, net	(1.41)	(798,737)

Total net assets	100.00%	$56,615,438

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.13%	3.12%	$420,195	$(216,958)	$231,765	$0	$504	$18,159,884
Wells Fargo Emerging Markets Bond Portfolio	4.04	4.19	(64,153)	39,917	55,426	0	18	1,545,641
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.74	0.66	(133,350)	271,635	11	28,978	63	1,338,251
Wells Fargo Factor Enhanced International Equity Portfolio	0.90	0.65	(39,515)	691,125	(27)	107,082	244	4,474,309
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.03	0.95	804,215	501,650	62	143,704	503	8,718,105
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	8.81	8,001	178,283	(1)	16,079	36	2,177,439
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.07	0.88	(143,873)	556,815	21	28,089	151	2,146,372
Wells Fargo High Yield Corporate Bond Portfolio	3.12	3.11	43,276	(53,461)	69,042	0	51	1,546,418
Wells Fargo Investment Grade Corporate Bond Portfolio	4.10	4.16	218,284	(11,407)	237,559	0	83	9,476,188
Wells Fargo Strategic Retirement Bond Portfolio	9.24	4.07	82,888	60,373	79,517	0	69	6,142,869
Wells Fargo U.S. REIT Portfolio	6.84	6.97	(144,437)	93,548	0	52,998	23	1,688,699

			$1,051,531	$2,111,520	$673,375	$376,930	$1,745	$57,414,175	101.41%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $57,414,175, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government Intermediate Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 100.55%

Affiliated Master Portfolios: 100.55%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$94,960,790
Wells Fargo Emerging Markets Bond Portfolio		8,074,096
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		9,462,299
Wells Fargo Factor Enhanced International Equity Portfolio		31,708,382
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		61,061,591
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		9,136,044
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		15,049,018
Wells Fargo High Yield Corporate Bond Portfolio		8,078,176
Wells Fargo Investment Grade Corporate Bond Portfolio		49,578,926
Wells Fargo Strategic Retirement Bond Portfolio		29,498,288
Wells Fargo U.S. REIT Portfolio		10,143,517

Total Investment Companies (Cost $269,151,419)		326,751,127

Total investments in securities (Cost $269,151,419)	100.55%	326,751,127

Other assets and liabilities, net	(0.55)	(1,777,919)

Total net assets	100.00%	$324,973,208

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	16.98%	16.29%	$2,188,254	$(896,287)	$1,200,844	$0	$3,069	$94,960,790
Wells Fargo Emerging Markets Bond Portfolio	21.86	21.91	(332,577)	212,143	287,863	0	95	8,074,096
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	5.16	4.69	(863,833)	1,759,530	0	196,664	507	9,462,299
Wells Fargo Factor Enhanced International Equity Portfolio	6.30	4.60	(210,237)	4,554,794	0	727,124	1,860	31,708,382
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.17	6.65	5,557,651	2,873,223	0	969,111	3,811	61,061,591
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	36.97	32,929	738,667	0	67,200	147	9,136,044
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	7.54	6.18	(965,502)	3,692,390	0	190,058	1,167	15,049,018
Wells Fargo High Yield Corporate Bond Portfolio	16.95	16.25	212,424	(251,082)	358,688	0	271	8,078,176
Wells Fargo Investment Grade Corporate Bond Portfolio	22.25	21.78	1,131,233	93,720	1,234,392	0	433	49,578,926
Wells Fargo Strategic Retirement Bond Portfolio	46.07	19.56	398,187	349,204	377,455	0	168	29,498,288
Wells Fargo U.S. REIT Portfolio	42.17	41.89	(823,718)	362,372	0	311,123	139	10,143,517

			$6,324,811	$13,488,674	$3,459,242	$2,461,280	$11,667	$326,751,127	100.55%

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $326,751,127, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 100.88%

Affiliated Master Portfolios: 100.88%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$52,234,949
Wells Fargo Emerging Markets Bond Portfolio		4,388,016
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		7,966,390
Wells Fargo Factor Enhanced International Equity Portfolio		26,542,942
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		49,101,710
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		3,604,167
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		12,029,347
Wells Fargo High Yield Corporate Bond Portfolio		4,390,240
Wells Fargo Investment Grade Corporate Bond Portfolio		27,177,925
Wells Fargo Strategic Retirement Bond Portfolio		8,610,457
Wells Fargo U.S. REIT Portfolio		4,327,300

Total Investment Companies (Cost $167,781,679)		200,373,443

Total investments in securities (Cost $167,781,679)	100.88%	200,373,443

Other assets and liabilities, net	(0.88)	(1,745,642)

Total net assets	100.00%	$198,627,801

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.24%	8.96%	$1,224,765	$(534,332)	$656,354	$0	$1,675	$52,234,949
Wells Fargo Emerging Markets Bond Portfolio	13.18	11.91	(180,818)	59,836	156,114	0	52	4,388,016
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.66	3.95	(724,000)	1,321,296	0	161,590	434	7,966,390
Wells Fargo Factor Enhanced International Equity Portfolio	5.67	3.85	(193,943)	3,367,822	0	600,206	1,588	26,542,942
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	6.15	5.35	4,358,422	1,893,943	0	767,275	3,119	49,101,710
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	14.58	12,833	287,224	0	26,173	57	3,604,167
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	6.44	4.94	(782,957)	2,723,168	0	151,406	957	12,029,347
Wells Fargo High Yield Corporate Bond Portfolio	10.21	8.83	118,872	(208,840)	193,539	0	150	4,390,240
Wells Fargo Investment Grade Corporate Bond Portfolio	13.49	11.94	636,693	(201,023)	673,029	0	238	27,177,925
Wells Fargo Strategic Retirement Bond Portfolio	14.75	5.71	119,535	79,231	110,205	0	50	8,610,457
Wells Fargo U.S. REIT Portfolio	20.24	17.87	(357,260)	32,503	0	133,502	62	4,327,300

			$4,232,142	$8,820,828	$1,789,241	$1,840,152	$8,382	$200,373,443	100.88%

172

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $200,373,443, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

173

Wells Fargo Target 2030 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies: 100.61%

Affiliated Master Portfolios: 100.61%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$109,183,459
Wells Fargo Emerging Markets Bond Portfolio		9,149,896
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		25,457,518
Wells Fargo Factor Enhanced International Equity Portfolio		85,564,272
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		150,992,983
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		3,973,060
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		37,290,220
Wells Fargo High Yield Corporate Bond Portfolio		9,154,543
Wells Fargo Investment Grade Corporate Bond Portfolio		56,961,272
Wells Fargo Strategic Retirement Bond Portfolio		5,328,683
Wells Fargo U.S. REIT Portfolio		3,902,855

Total Investment Companies (Cost $423,027,041)		496,958,761

Total investments in securities (Cost $423,027,041)	100.61%	496,958,761
Other assets and liabilities, net	(0.61)	(3,027,185)

Total net assets	100.00%	$493,931,576

174

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.76%	18.73%	$2,368,767	$(1,203,304)	$1,315,681	$0	$3,374	$109,183,459
Wells Fargo Emerging Markets Bond Portfolio	23.91	24.83	(365,826)	244,387	311,858	0	104	9,149,896
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	12.59	12.63	(2,027,797)	4,398,205	0	491,327	1,216	25,457,518
Wells Fargo Factor Enhanced International Equity Portfolio	15.39	12.42	(243,816)	11,595,273	0	1,802,561	4,499	85,564,272
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	16.00	16.44	13,435,228	6,802,813	0	2,227,338	8,432	150,992,983
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	16.08	14,004	309,246	0	28,486	62	3,973,060
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	16.72	15.31	(2,166,956)	8,756,113	0	434,197	2,580	37,290,220
Wells Fargo High Yield Corporate Bond Portfolio	18.60	18.42	254,448	(300,430)	388,435	0	291	9,154,543
Wells Fargo Investment Grade Corporate Bond Portfolio	24.69	25.02	1,256,273	28,743	1,355,472	0	471	56,961,272
Wells Fargo Strategic Retirement Bond Portfolio	8.00	3.53	67,856	49,283	65,239	0	29	5,328,683
Wells Fargo U.S. REIT Portfolio	15.61	16.12	(295,283)	105,456	0	114,642	50	3,902,855

			$12,296,898	$30,785,785	$3,436,685	$5,098,551	$21,108	$496,958,761	100.61%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $496,958,761, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade
Bond Portfolio	Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies : 101.08%

Affiliated Master Portfolios : 101.08%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$32,966,669
Wells Fargo Emerging Markets Bond Portfolio		2,771,204
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		12,314,473
Wells Fargo Factor Enhanced International Equity Portfolio		41,650,235
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		70,319,348
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		17,378,007
Wells Fargo High Yield Corporate Bond Portfolio		2,772,620
Wells Fargo Investment Grade Corporate Bond Portfolio		17,138,850

Total Investment Companies (Cost $169,436,671)		197,311,406

Total investments in securities (Cost $169,436,671)	101.08%	197,311,406

Other assets and liabilities, net	(1.08)	(2,107,225)

Total net assets	100.00%	$195,204,181

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.92%	5.66%	$4,200	$(2,191,935)	$0	$0	$4	$32,966,669
Wells Fargo Emerging Markets Bond Portfolio	7.62	7.52	1,071,284	7,498,330	309,722	779,023	712	2,771,204
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	6.31	6.11	0	1,817,729	0	0	0	12,314,473
Wells Fargo Factor Enhanced International Equity Portfolio	7.78	6.04	0	(4,823,723)	0	281	0	41,650,235
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	7.75	7.66	29,367	(13,876,260)	137,254	401	0	70,319,348
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	8.11	7.14	(5,260)	(2,233,853)	0	4,423	0	17,378,007
Wells Fargo High Yield Corporate Bond Portfolio	5.90	5.58	1,023,035	3,272,353	155,225	0	373	2,772,620
Wells Fargo Investment Grade Corporate Bond Portfolio	7.79	7.53	(131,710)	(1,178,806)	30,310	8,436	163	17,138,850

			$1,990,916	$(11,716,165)	$632,511	$792,564	$1,252	$197,311,406	101.08%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $197,311,406, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies: 100.61%

Affiliated Master Portfolios: 100.61%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$52,615,805
Wells Fargo Emerging Markets Bond Portfolio		4,423,354
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		33,543,448
Wells Fargo Factor Enhanced International Equity Portfolio		112,577,375
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		183,452,988
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		45,332,939
Wells Fargo High Yield Corporate Bond Portfolio		4,425,610
Wells Fargo Investment Grade Corporate Bond Portfolio		27,357,468

Total Investment Companies (Cost $399,931,867)		463,728,987

Total investments in securities (Cost $399,931,867)	100.61%	463,728,987

Other assets and liabilities, net	(0.61)	(2,815,199)

Total net assets	100.00%	$460,913,788

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.69%	9.03%	$(123,498)	$(2,806,103)	$24,120	$1,465	$152	$52,615,805
Wells Fargo Emerging Markets Bond Portfolio	11.84	12.00	(36,577)	(29,902)	91,067	0	237	4,423,354
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	15.44	16.64	0	(2,200,072)	0	0	0	33,543,448
Wells Fargo Factor Enhanced International Equity Portfolio	17.28	16.34	(114,531)	(17,022,265)	25,077	0	65	112,577,375
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	19.93	19.97	(74,895)	(53,811,888)	0	1,149	0	183,452,988
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	19.77	18.61	(126,818)	(6,598,614)	46,733	384	0	45,332,939
Wells Fargo High Yield Corporate Bond Portfolio	2.34	8.90	94,570	446,364	0	91,601	40	4,425,610
Wells Fargo Investment Grade Corporate Bond Portfolio	11.88	12.02	669,317	(2,679,944)	122,724	0	493	27,357,468

			$287,568	$(84,702,424)	$309,721	$94,599	$987	$463,728,987	100.61%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $463,728,987, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 102.89%

Affiliated Master Portfolios: 102.89%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$7,783,492
Wells Fargo Emerging Markets Bond Portfolio		656,819
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		7,257,157
Wells Fargo Factor Enhanced International Equity Portfolio		24,344,831
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		38,933,542
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		9,549,716
Wells Fargo High Yield Corporate Bond Portfolio		657,155
Wells Fargo Investment Grade Corporate Bond Portfolio		4,062,154

Total Investment Companies (Cost $79,804,771)		93,244,866

Total investments in securities (Cost $79,804,771)	102.89%	93,244,866

Other assets and liabilities, net	(2.89)	(2,620,716)

Total net assets	100.00%	$90,624,150

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.53%	1.34%	$172,929	$(78,207)	$94,496	$0	$243	$7,783,492
Wells Fargo Emerging Markets Bond Portfolio	1.96	1.78	(26,456)	12,502	22,493	0	7	656,819
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	4.02	3.60	(588,908)	1,157,564	59	139,573	297	7,257,157
Wells Fargo Factor Enhanced International Equity Portfolio	4.92	3.53	(84,862)	2,854,483	0	513,200	1,179	24,344,831
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	4.65	4.24	3,419,309	1,323,274	274	573,452	1,999	38,933,542
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	4.90	3.92	(572,223)	2,068,257	94	112,511	601	9,549,716
Wells Fargo High Yield Corporate Bond Portfolio	1.52	1.32	17,592	(27,975)	27,883	0	21	657,155
Wells Fargo Investment Grade Corporate Bond Portfolio	2.01	1.78	92,033	(23,754)	96,547	0	34	4,062,154

			$2,429,414	$7,286,144	$241,846	$1,338,736	$4,381	$93,244,866	102.89%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $93,244,866, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value

Investment Companies: 101.40%

Affiliated Master Portfolios: 101.40%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$13,161,292
Wells Fargo Emerging Markets Bond Portfolio		1,107,585
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		17,953,180
Wells Fargo Factor Enhanced International Equity Portfolio		60,474,987
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		94,869,332
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		23,427,805
Wells Fargo High Yield Corporate Bond Portfolio		1,108,151
Wells Fargo Investment Grade Corporate Bond Portfolio		6,850,017

Total Investment Companies (Cost $187,047,342)		218,952,349

Total investments in securities (Cost $187,047,342)	101.40%	218,952,349

Other assets and liabilities, net	(1.40)	(3,016,903)

Total net assets	100.00%	$215,935,446

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.08%	2.26%	$257,401	$(129,289)	$148,530	$0	$382	$13,161,292
Wells Fargo Emerging Markets Bond Portfolio	2.67	3.01	(42,856)	32,341	35,392	0	11	1,107,585
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	8.24	8.91	(1,274,753)	2,423,579	118	324,676	648	17,953,180
Wells Fargo Factor Enhanced International Equity Portfolio	10.11	8.78	38,632	7,240,044	0	1,169,658	2,556	60,474,987
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	9.36	10.33	8,164,252	3,561,928	554	1,301,867	4,255	94,869,332
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	9.79	9.62	(1,202,342)	5,159,708	192	254,801	1,279	23,427,805
Wells Fargo High Yield Corporate Bond Portfolio	2.08	2.23	32,627	(34,129)	43,956	0	32	1,108,151
Wells Fargo Investment Grade Corporate Bond Portfolio	2.74	3.01	145,111	497,007	152,252	0	52	6,850,017

			$6,118,072	$18,751,189	$380,994	$3,051,002	$9,215	$218,952,349	101.40%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $218,952,349, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio Index, before fees and expenses	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio Index, before fees and expenses	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies: 103.85%

Affiliated Master Portfolios: 103.85%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,820,816
Wells Fargo Emerging Markets Bond Portfolio		153,149
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,446,467
Wells Fargo Factor Enhanced International Equity Portfolio		8,242,964
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		12,927,804
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		3,194,365
Wells Fargo High Yield Corporate Bond Portfolio		153,226
Wells Fargo Investment Grade Corporate Bond Portfolio		948,369

Total Investment Companies (Cost $27,948,297)		29,887,160

Total investments in securities (Cost $27,948,297)	103.85%	29,887,160
Other assets and liabilities, net	(3.85)	(1,108,827)

Total net assets	100.00%	$28,778,333

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividend allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.34%	0.31%	$37,193	$(17,149)	$20,971	$0	$54	$1,820,816
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.42	(5,938)	3,226	5,013	0	2	153,149
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	1.36	1.21	(198,887)	369,775	20	45,022	98	2,446,467
Wells Fargo Factor Enhanced International Equity Portfolio	1.67	1.20	(35,459)	902,153	0	167,772	389	8,242,964
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.53	1.41	1,082,531	413,958	90	184,480	649	12,927,804
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.60	1.31	(182,255)	613,827	31	36,286	196	3,194,365
Wells Fargo High Yield Corporate Bond Portfolio	0.34	0.31	4,053	(5,988)	6,207	0	5	153,226
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.42	20,443	(1,603)	21,455	0	7	948,369

			$721,681	$2,278,199	$53,787	$433,560	$1,400	$29,887,160	103.85%

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $29,887,160, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies: 103.15%

Affiliated Master Portfolios: 103.15%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,686,830
Wells Fargo Emerging Markets Bond Portfolio		142,003
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		2,308,764
Wells Fargo Factor Enhanced International Equity Portfolio		7,688,088
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		12,091,056
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		2,979,071
Wells Fargo High Yield Corporate Bond Portfolio		142,074
Wells Fargo Investment Grade Corporate Bond Portfolio		878,859

Total Investment Companies (Cost $25,106,116)		27,916,745

Total investments in securities (Cost $25,106,116)	103.15%	27,916,745
Other assets and liabilities, net	(3.15)	(852,477)

Total net assets	100.00%	$27,064,268

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.22%	0.29%	$28,137	$93,728	$17,870	$0	$227	$1,686,830
Wells Fargo Emerging Markets Bond Portfolio	0.28	0.39	(5,329)	14,987	4,264	0	225	142,003
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.88	1.15	(145,896)	546,212	13	38,575	4,567	2,308,764
Wells Fargo Factor Enhanced International Equity Portfolio	1.09	1.12	24,775	1,450,701	0	137,253	3,132	7,688,088
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	1.00	1.32	1,017,123	1,321,827	59	155,225	1,610	12,091,056
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	1.05	1.22	(133,167)	874,356	21	30,310	1,230	2,979,071
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.29	4,130	6,603	5,308	0	87	142,074
Wells Fargo Investment Grade Corporate Bond Portfolio	0.28	0.39	16,763	66,954	18,362	0	241	878,859

			$806,536	$4,375,368	$45,897	$361,363	$11,319	$27,916,745	103.15%

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $27,916,745, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target Today Fund	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Investment Companies: 102.77%

Affiliated Master Portfolios: 102.77%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$21,567,238
Wells Fargo Emerging Markets Bond Portfolio		1,835,106
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio		1,120,416
Wells Fargo Factor Enhanced International Equity Portfolio		3,741,035
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		7,293,805
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio		3,110,075
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		1,792,187
Wells Fargo High Yield Corporate Bond Portfolio		1,836,028
Wells Fargo Investment Grade Corporate Bond Portfolio		11,250,809
Wells Fargo Strategic Retirement Bond Portfolio		7,295,198
Wells Fargo U.S. REIT Portfolio		1,526,959

Total Investment Companies (Cost $53,126,853)		62,368,856

Total investments in securities (Cost $53,126,853)	102.77%	62,368,856
Other assets and liabilities, net	(2.77)	(1,680,153)

Total net assets	100.00%	$60,688,703

1

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.44%	3.70%	$478,029	$(169,028)	$268,603	$0	$642	$21,567,238
Wells Fargo Emerging Markets Bond Portfolio	4.45	4.98	(74,895)	53,817	64,647	0	21	1,835,106
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.61	0.56	(114,531)	201,576	9	25,066	54	1,120,416
Wells Fargo Factor Enhanced International Equity Portfolio	0.76	0.54	(36,577)	356,676	(21)	91,067	211	3,741,035
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.87	0.79	659,877	242,346	57	122,870	437	7,293,805
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	0.00	12.59	22,430	859,426	(1)	22,674	52	3,110,075
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.90	0.74	(123,498)	464,457	19	24,120	132	1,792,187
Wells Fargo High Yield Corporate Bond Portfolio	3.46	3.69	49,332	(165,697)	80,340	0	59	1,836,028
Wells Fargo Investment Grade Corporate Bond Portfolio	4.53	4.94	253,474	1,158,763	276,406	0	95	11,250,809
Wells Fargo Strategic Retirement Bond Portfolio	10.17	4.84	94,570	154,505	91,601	0	40	7,295,198
Wells Fargo U.S. REIT Portfolio	5.66	6.31	(123,936)	217,317	0	46,733	20	1,526,959

			$1,084,275	$3,374,158	$781,660	$332,530	$1,763	$62,368,856	102.77%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company, to gain exposure to various asset assets consistent with its strategic target asset allocation. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2020, the affiliated Master Portfolios in aggregate were valued at $62,368,856, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2020, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and 50% to the Bloomberg Barclays U.S. Government Intermediate Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities: 7.87%
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.67%	6-1-2032	$1,418	$1,425
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.73	11-1-2035	1,222,950	1,287,844
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	533	533
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.02	3-1-2035	452,628	476,045
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.14	10-1-2038	479,056	482,952
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	3.72	5-1-2035	144,715	152,564
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	4-1-2032	72,794	73,049
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.76	9-1-2038	1,038,700	1,098,660
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.77	4-1-2038	418,074	440,882
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	3.83	1-1-2029	27,128	27,162
FHLMC	4.50	1-1-2022	203	213
FHLMC	4.50	6-1-2024	488,961	518,173
FHLMC	4.50	9-1-2026	758,022	801,441
FHLMC	5.50	12-1-2022	169,671	176,049
FHLMC	5.50	12-1-2023	176,421	183,989
FHLMC	6.00	10-1-2021	77,789	78,560
FHLMC	6.00	10-1-2021	84,536	85,534
FHLMC	6.00	1-1-2024	129,115	133,089
FHLMC	7.00	6-1-2031	190,760	217,809
FHLMC	9.50	12-1-2022	275	277
FHLMC	10.00	11-17-2021	440	443
FHLMC Series 2611 Class HD	5.00	5-15-2023	222,788	231,381
FHLMC Series 2649 Class WL	4.00	7-15-2023	290,896	294,785
FHLMC Series 2704 Class BH	4.50	11-15-2023	170,410	176,048
FHLMC Series 2881 Class AE	5.00	8-15-2034	112,820	116,936
FHLMC Series 2953 Class LD	5.00	12-15-2034	82,372	85,329
FHLMC Series 3609 Class LA	4.00	12-15-2024	148	149
FHLMC Series 3834 Class EA	3.50	6-15-2029	27,332	27,416
FHLMC Series 3888 Class NA	2.25	1-15-2040	538,454	544,207
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%) ±	0.64	9-15-2041	984,826	992,383
FHLMC Series 4172 Class PB	1.50	7-15-2040	114,254	114,605
FHLMC Series 4348 Class MH	3.00	6-15-2039	1,056,409	1,079,759
FHLMC Series 4764 Class BA	4.00	6-15-2042	231,298	233,035
FHLMC Series 4889 Class CD	3.00	4-15-2049	2,119,219	2,208,212
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%) ±	0.65	12-25-2049	7,025,360	7,074,433
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.81	2-25-2023	496,301	495,671
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	0.30	9-25-2022	351,882	351,882
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.48	5-25-2044	1,587,609	1,586,404
FHLMC Series T-42 Class A6	9.50	2-25-2042	507,166	645,885
FNMA (6 Month LIBOR +1.38%) ±	1.75	10-1-2031	42,833	43,146
FNMA	2.00	12-16-2035	91,140,000	94,872,824
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	48,435	48,707
FNMA (6 Month LIBOR +1.51%) ±	2.37	9-1-2037	233,646	241,456
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.71	6-1-2034	642,187	653,879
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.72	6-1-2032	66,318	66,650
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	2.72	12-1-2034	214,927	224,130
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.73	11-1-2035	110,190	111,307
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.90	5-1-2036	295,187	311,082
FNMA (12 Month LIBOR +1.77%) ±	2.92	7-1-2044	1,304,999	1,370,993
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.99	10-1-2034	4,007	4,214
FNMA (12 Month Treasury Average +2.14%) ±	3.02	8-1-2045	219,092	228,687
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	3.06	12-1-2040	115,488	115,974
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.11	12-1-2040	2,215,356	2,325,138
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.12	9-1-2035	275,060	289,061
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	3.13	8-1-2036	1,206,561	1,269,787
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	3.21	11-1-2034	555,135	585,527
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	3.34	11-1-2038	559,329	588,522
FNMA (6 Month LIBOR +2.86%) ±	4.23	4-1-2033	717	719
FNMA	4.50	1-1-2027	988,832	1,052,135
FNMA	5.00	5-1-2022	34,250	36,175
FNMA	5.00	6-1-2024	877,720	927,627
FNMA	6.00	4-1-2021	1,613	1,617
FNMA	6.00	1-1-2023	431,435	447,194
FNMA	6.50	8-1-2031	239,305	285,607
FNMA	9.00	10-15-2021	312	314
FNMA	9.00	6-1-2024	1,442	1,454
FNMA Series 1991-132 Class Z	8.00	10-25-2021	4,947	5,061

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 1992-71 Class X	8.25%	5-25-2022	$6,254	$6,512
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	253,180	290,233
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	390,999	472,353
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	369,065	451,117
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	443,031	547,440
FNMA Series 2002-W04 Class A6 ±±	3.94	5-25-2042	457,714	484,029
FNMA Series 2003-W11 Class A1 ±±	3.35	6-25-2033	11,090	11,283
FNMA Series 2003-W3 Class 1A4 ±±	3.74	8-25-2042	24,818	26,417
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	0.47	3-25-2037	249,118	249,815
FNMA Series 2010-115 Class NC ##	2.75	1-25-2039	335,731	339,634
FNMA Series 2010-25 Class ND	3.50	3-25-2025	428	421
FNMA Series 2010-37 Class A1	5.41	5-25-2035	2,811,064	2,949,645
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	90,850	92,635
FNMA Series 2012-72 Class QE	3.00	1-25-2038	52,537	52,729
FNMA Series 2013-26 Class AK	2.50	11-25-2038	1,943,483	1,969,068
FNMA Series 2014-19 Class HA	2.00	6-25-2040	490,700	499,387
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	3.04	7-1-2038	1,709,463	1,799,611
GNMA	7.00	6-15-2033	305,538	374,006
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	0.34	8-20-2067	16,833	16,830

Total Agency Securities (Cost $137,642,368)				139,237,365

Asset-Backed Securities: 14.82%
Aimco (3 Month LIBOR +1.38%) 144A±	1.60	10-15-2031	5,000,000	5,003,890
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	11,174,000	11,366,517
American Credit Acceptance Receivables Trust Series 2018-2 Class D 144A	4.07	7-10-2024	2,013,000	2,066,466
American Credit Acceptance Receivables Trust Series 2019-1 Class C 144A	3.50	4-14-2025	2,709,000	2,757,533
American Credit Acceptance Receivables Trust Series 2019-2 Class C 144A	3.17	6-12-2025	2,290,000	2,331,732
American Credit Acceptance Receivables Trust Series 2019-3 Class C 144A	2.76	9-12-2025	1,227,000	1,251,133
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	458,640	459,591
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	923,232	925,121
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	3,685,863	3,797,130
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	5,601,655	5,839,467
Conn’s Receivables Funding LLC Series 2020-A Class A 144A	1.71	6-16-2025	7,310,330	7,318,071
Daimler Trucks Retail Trust Series 2018-1 Class A4 144A	3.03	11-15-2024	5,872,289	5,885,992
Drive Auto Receivables Trust Series 2017-2A Class E 144A	6.03	1-15-2024	7,000,000	7,180,571
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	2,069,640	2,099,644
Drive Auto Receivables Trust Series 2017-BA Class D 144A	3.72	10-17-2022	351,371	352,470
Drive Auto Receivables Trust Series 2018-1 Class E 144A	5.09	6-16-2025	5,000,000	5,253,909
Drive Auto Receivables Trust Series 2018-2A Class D 144A	4.15	3-15-2024	4,500,000	4,628,772
Drive Auto Receivables Trust Series 2018-3A Class D 144A	4.19	7-15-2024	5,700,000	5,926,218
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	4,000,000	4,162,919
DT Auto Owner Trust Series 2017-3A Class D 144A	3.58	5-15-2023	1,049,629	1,055,823
DT Auto Owner Trust Series 2017-4A Class D 144A	3.47	7-17-2023	1,586,483	1,592,972
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	1.30	11-25-2069	7,027,795	7,042,468
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2026	72,310	72,307
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	1.15	12-25-2056	721,091	717,412
Exeter Automobile Receivables Trust Series 2016-3A Class D 144A	6.40	7-17-2023	3,400,000	3,480,207
Exeter Automobile Receivables Trust Series 2019-3A Class C 144A	2.79	5-15-2024	2,495,000	2,546,454
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	303,663	303,999
Finance of America HECM Buyout Series 2020-HB2 Class A 144A±±	1.71	7-25-2030	5,237,062	5,269,808
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	690,942	697,510
Flagship Credit Auto Trust Series 2019-2 Class A 144A	2.83	10-16-2023	1,714,754	1,731,466
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	3,036,890	3,072,194
Ford Credit Auto Lease Trust Series 2018-B Class A4	3.30	2-15-2022	3,835,000	3,857,395

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
GLS Automobile Receivables Trust Series 2018-1A Class B 144A	3.52%	8-15-2023	$1,230,000	$1,249,837
GLS Automobile Receivables Trust Series 2019-1A Class B 144A	3.65	12-16-2024	6,650,000	6,794,354
Hertz Vehicle Financing LLC Series 2016-2A Class A2 144A	2.95	3-25-2022	1,620,577	1,621,690
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	578,596	579,016
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	627,138	627,599
Honda Auto Receivables Owner Series 2019-1 Class A2	2.75	9-20-2021	38,491	38,537
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29	1-15-2025	6,000,000	6,234,022
Hyundai Auto Lease Securitization Trust Series 2019-A Class A3 144A	2.98	7-15-2022	4,246,830	4,277,853
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR +0.90%) 144A±	1.05	10-25-2053	8,500,000	8,512,493
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	4,565,848	4,592,944
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	863,587	866,627
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%) 144A±	1.20	7-26-2066	8,510,000	8,548,768
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,698,575	2,749,019
Neuberger Berman CLO Limited Series 2020-38A Class A (3 Month LIBOR +1.30%) 144A±	1.53	10-20-2032	10,000,000	10,011,560
Nissan Auto Lease Trust Series 2019-A Class A3	2.76	3-15-2022	10,538,855	10,607,075
Nissan Auto Lease Trust Series 2019-B Class A3	2.27	7-15-2022	5,375,000	5,426,609
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	8,007,664	8,026,635
Ocwen Master Advance Receivable Series 2020-T1 Class AT1 144A	1.28	8-15-2052	7,280,000	7,294,677
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	1,460,008	1,468,794
Pagaya AI Debt Selection Trust Series 2020-3 Class A 144A	2.10	5-17-2027	2,000,000	1,998,251
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	4,191,252	4,233,351
Santander Drive Auto Receivables Trust Series 2019-3 Class B	2.28	9-15-2023	1,102,000	1,111,396
Santander Retail Auto Lease Trust Series 2019-A Class A2 144A	2.72	1-20-2022	1,560,107	1,565,338
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	0.35	9-15-2026	340,676	340,632
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	0.75	11-25-2027	598,536	598,185
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	0.80	12-27-2038	4,091,627	4,069,268
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	0.70	5-26-2055	4,388,971	4,339,334
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	6,200,000	6,280,467
SoFi Consumer Loan Program Trust Series 2018-2 Series B 144A	3.79	4-26-2027	4,685,000	4,785,687
SoFi Consumer Loan Program Trust Series 2016-5 Series B 144A±±	4.55	9-25-2028	3,659,702	3,715,215
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.85	3-26-2040	1,871,582	1,871,555
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	1.08	10-1-2024	945,509	945,773
SpringCastle America Funding LLC 144A	1.97	9-25-2037	6,049,458	6,090,012
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.37	10-25-2027	2,249,890	2,261,308
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	986,807	995,044
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	1.05	4-25-2048	2,140,836	2,137,942
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	0.75	1-25-2046	2,816,283	2,783,847
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,678,647	1,751,458
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	6,780,000	6,859,706
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	3,574,154	3,593,067
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	388,816	390,571

Total Asset-Backed Securities (Cost $261,347,300)				262,292,677

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 23.81%

Communication Services: 0.41%

Media: 0.35%
NBCUniversal Enterprise Incorporated 144A	5.25%	12-31-2049	$6,000,000	$6,120,000

Wireless Telecommunication Services: 0.06%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,125,000	1,136,953

Consumer Discretionary: 1.50%

Automobiles: 0.44%
Ford Motor Company	8.50	4-21-2023	1,900,000	2,131,572
General Motors Company	5.40	10-2-2023	5,000,000	5,602,360

				7,733,932

Diversified Consumer Services: 0.03%
Service Corporation International	8.00	11-15-2021	425,000	451,601

Household Durables: 0.20%
Lennar Corporation	6.25	12-15-2021	3,500,000	3,598,000

Multiline Retail: 0.50%
Macy’s Retail Holdings Incorporated «	3.45	1-15-2021	2,800,000	2,797,816
Nordstrom Incorporated	4.00	10-15-2021	6,000,000	6,088,409

				8,886,225

Textiles, Apparel & Luxury Goods: 0.33%
Ralph Lauren Corporation	1.70	6-15-2022	3,190,000	3,254,135
Tapestry Incorporated	3.00	7-15-2022	2,495,000	2,543,091

				5,797,226

Consumer Staples: 0.45%

Food & Staples Retailing: 0.27%
Cargill Incorporated 144A	1.38	7-23-2023	4,700,000	4,819,985

Food Products: 0.18%
Land O’Lakes Incorporated 144A	6.00	11-15-2022	3,000,000	3,181,917

Energy: 3.24%

Energy Equipment & Services: 0.46%
Alexander Funding Trust 144A%%	1.84	11-15-2023	8,000,000	8,056,346

Oil, Gas & Consumable Fuels: 2.78%
BP Capital Markets America Incorporated	2.94	4-6-2023	1,000,000	1,058,052
DCP Midstream Operating LP 144A	4.75	9-30-2021	4,500,000	4,561,875
Energy Transfer Operatng LP	4.20	9-15-2023	4,866,000	5,180,790
EQT Corporation «	3.00	10-1-2022	2,750,000	2,761,138
Marathon Petroleum Corporation	4.50	5-1-2023	3,000,000	3,241,837
Newfield Exploration Company	5.75	1-30-2022	3,355,000	3,474,245
Occidental Petroleum Corporation	2.60	8-13-2021	2,195,000	2,173,050
Occidental Petroleum Corporation	2.70	8-15-2022	3,090,000	3,044,577
Ovintiiv Incorporated	3.90	11-15-2021	725,000	730,222
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	9,459,859
The Phillips 66 Company	3.70	4-6-2023	5,000,000	5,349,560
Valero Energy Corporation	1.20	3-15-2024	3,000,000	2,999,439
Valero Energy Corporation	2.70	4-15-2023	3,000,000	3,118,518
Western Gas Partners LP	5.38	6-1-2021	2,000,000	2,015,000

				49,168,162

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financials: 10.71%

Banks: 2.58%
Bank of America Corporation (U.S. SOFR +0.74%) ±	0.81%	10-24-2024	$12,000,000	$12,046,836
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	6,000,000	6,071,367
Citigroup Incorporated (U.S. SOFR +0.69%) ±	0.78	10-30-2024	8,000,000	8,021,709
Deutsche Bank (U.S. SOFR +2.16%) ±	2.22	9-18-2024	3,500,000	3,571,335
Fifth Third Bancorp	1.63	5-5-2023	3,000,000	3,081,867
JPMorgan Chase & Company (U.S. SOFR +1.46%) ±	1.51	6-1-2024	7,250,000	7,419,721
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,733,496
Synchrony Bank	3.65	5-24-2021	2,650,000	2,682,920

				45,629,251

Capital Markets: 2.82%
Bank of New York Mellon Corporation %%	0.35	12-7-2023	9,000,000	8,990,370
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.63	11-17-2023	11,500,000	11,530,454
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,306,934
IntercontinentalExchange Incorporated	0.70	6-15-2023	5,000,000	5,057,765
Morgan Stanley (U.S. SOFR +0.47%) ±	0.56	11-10-2023	5,000,000	5,003,467
Morgan Stanley	2.75	5-19-2022	9,435,000	9,761,437
State Street Corporation (U.S. SOFR +2.69%) ±	2.83	3-30-2023	4,000,000	4,131,773

				49,782,200

Consumer Finance: 3.31%
American Honda Finance Corporation	0.40	10-21-2022	6,000,000	6,006,881
American Honda Finance Corporation	0.65	9-8-2023	6,000,000	6,045,825
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,381,522
Daimler Finance North America LLC 144A	1.75	3-10-2023	1,715,000	1,756,679
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,669,032
General Motors Financial Company Incorporated	1.70	8-18-2023	2,000,000	2,048,332
General Motors Financial Company Incorporated	4.20	11-6-2021	2,500,000	2,579,247
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,783,363
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,772,744
Navient Corporation	7.25	9-25-2023	4,000,000	4,360,000
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,075,422
OneMain Finance Corporation	5.63	3-15-2023	4,550,000	4,834,375
The American Express Company (3 Month LIBOR +0.62%) ±	0.84	5-20-2022	3,000,000	3,018,737
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	4,019,731
Volkswagen Group of America Finance LLC 144A	3.13	5-12-2023	4,000,000	4,225,735

				58,577,625

Diversified Financial Services: 0.57%
National Securities Clearing Corporation 144A%%	0.40	12-7-2023	5,000,000	4,993,750
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	5,096,081

				10,089,831

Insurance: 1.43%
AIG Global Funding 144A	0.80	7-7-2023	5,000,000	5,047,769
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	5,027,926
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	5,217,942
Equitable Financial Life Insurance Company 144A	0.50	11-17-2023	8,060,000	8,067,191
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	2,012,390

				25,373,218

Health Care: 0.74%

Biotechnology: 0.29%
AbbVie Incorporated	3.38	11-14-2021	4,935,000	5,078,101

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Utra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.45%
Bristol Myers Squibb Company	0.54%	11-13-2023	$5,000,000	$5,007,577
Royalty Pharma plc 144A	0.75	9-2-2023	3,000,000	3,012,976

				8,020,553

Industrials: 1.64%

Aerospace & Defense: 0.37%
The Boeing Company	4.51	5-1-2023	6,000,000	6,434,414

Air Freight & Logistics: 0.29%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,161,713

Airlines: 0.34%
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	3,003,750
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,040,525

				6,044,275

Industrial Conglomerates: 0.27%
General Electric Company (3 Month LIBOR +1.00%) ±	1.25	3-15-2023	1,729,000	1,739,923
Honeywell International Incorporated	0.48	8-19-2022	3,000,000	3,004,500

				4,744,423

Machinery: 0.37%
CNH Industrial Capital LLC	1.95	7-2-2023	6,405,000	6,550,191

Information Technology: 0.47%

IT Services: 0.12%
Leidos Incorporated 144A	2.95	5-15-2023	2,000,000	2,092,920

Semiconductors & Semiconductor Equipment: 0.20%
Microchip Technology Incorporated 144A	2.67	9-1-2023	3,475,000	3,642,607

Technology Hardware, Storage & Peripherals: 0.15%
Dell International LLC 144A	7.13	6-15-2024	2,505,000	2,598,637

Materials: 0.34%

Chemicals: 0.34%
LYB International Finance III (3 Month LIBOR +1.00%) ±	1.23	10-1-2023	5,000,000	5,005,348
Nutrition & Biosciences Incorporated 144A	0.70	9-15-2022	1,000,000	1,003,594

				6,008,942

Real Estate: 0.97%

Equity REITs: 0.97%
Ladder Capital Finance LLC 144A	5.88	8-1-2021	2,500,000	2,493,750
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,628,427
Service Properties Trust	4.50	6-15-2023	3,500,000	3,524,045
Tanger Properties LP	3.88	12-1-2023	3,515,000	3,578,065

				17,224,287

Utilities: 3.34%

Electric Utilities: 0.96%
American Electric Power	0.75	11-1-2023	7,000,000	7,009,621
Entergy Louisiana LLC 1st Mortgage	0.62	11-17-2023	10,000,000	10,018,547
				17,028,168

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.57%
Southern California Gas Company (3 Month LIBOR +0.35%) ±	0.58%	9-14-2023	$10,000,000	$10,002,971

Independent Power & Renewable Electricity Producers : 0.12%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	2,000,000	2,065,000

Multi-Utilities: 1.69%
Consolidated Edison Incorporated %%	0.65	12-1-2023	5,000,000	4,999,100
Dominion Energy Incorporated (3 Month LIBOR +0.53%) ±	0.78	9-15-2023	4,000,000	4,006,423
Dominion Energy Incorporated	2.72	8-15-2021	2,700,000	2,741,180
DTE Energy Company	0.55	11-1-2022	3,000,000	3,006,399
DTE Energy Company	2.25	11-1-2022	5,000,000	5,179,598
WEC Energy Group Incorporated	0.55	9-15-2023	10,000,000	10,029,572

				29,962,272

Total Corporate Bonds and Notes (Cost $414,196,817)				421,061,946

			Shares

Exchange-Traded Funds: 3.96%
Invesco BulletShares 2021 High Yield Corporate Bond ETF «			175,241	4,042,810
Invesco Bulletshares 2022 Corporate Bond ETF «			334,000	7,748,800
iShares Short-Term Corporate Bond ETF			572,000	31,540,080
SPDR Portfolio Short Term Corporate Bond ETF «			847,800	26,637,876

Total Exchange-Traded Funds (Cost $68,059,209)				69,969,566

			Principal

Municipal Obligations: 0.44%

Indiana: 0.16%

Education Revenue: 0.16%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	0.95	2-25-2044	$2,802,643	2,799,784

New Jersey: 0.10%

Transportation Revenue: 0.10%
New Jersey Transportation Trust Authority Taxable Transportation System Series B	2.38	6-15-2022	1,700,000	1,707,514

New York: 0.04%

Transportation Revenue: 0.04%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	790,000	802,300

Wisconsin: 0.14%

Housing Revenue: 0.14%
Wisconsin PFA Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,500,700

Total Municipal Obligations (Cost $7,752,958)				7,810,298

Non-Agency Mortgage-Backed Securities: 16.27%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	1,279,578	1,297,892
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	3,043,494	3,085,540
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	3,565,211	3,580,562
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	644,309	644,051
Black Diamond CLO Limited Series 2017-1A Class A1A (3 Month LIBOR +1.29%) 144A±	1.50	4-24-2029	1,055,000	1,047,710

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
BlueMountain CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +1.33%) 144A±	1.55%	4-13-2027	$308,565	$308,662
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,895,854	1,955,611
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	3,612,488	3,713,291
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR +1.03%) 144A±	1.24	4-30-2031	3,000,000	2,978,145
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	1,010,811	1,047,925
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	1,509,650	1,533,876
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,261,744	1,266,140
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	0.93	7-15-2032	5,115,843	5,114,300
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A3	3.06	2-10-2048	5,805,000	5,877,936
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.24	7-15-2030	2,365,399	2,268,490
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,116,002	1,127,845
Colt Funding LLC Series 2020-1R Class A1 144A±±	1.26	9-25-2065	2,586,643	2,589,635
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	5,761,332	5,837,140
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,370,975
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	2,866,243	2,974,615
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	21,363	21,351
Commercial Mortgage Trust Series 2014-UBS2 Class A3	3.47	3-10-2047	4,170,000	4,199,695
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	663,024	662,874
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.07	6-19-2031	119,521	119,601
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.46	6-19-2031	75,082	74,462
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	1.39	1-15-2034	3,600,000	3,489,236
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	5,421,671	5,502,436
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.70	4-25-2065	5,189,741	5,215,598
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	1.15	12-31-2027	2,964,125	2,960,305
DBWF Mortgage Trust Series 2018-GLKS (1 Month LIBOR +1.03%) 144A±	1.18	12-19-2030	635,000	622,274
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	3,329,976	3,385,239
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	2,365,733	2,390,014
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	1,277	1,277
DLL Securitization Trust Series 2018-ST2 Class A3 144A	3.46	1-20-2022	2,304,535	2,319,809
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR +0.82%) 144A±	1.04	11-15-2028	5,580,000	5,544,891
Dryden Senior Loan Fund Series 2014-36A Class AR2 (3 Month LIBOR +1.28%) 144A±	1.52	4-15-2029	3,855,000	3,855,378
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01	5-25-2065	2,202,516	2,234,598
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	1.27	9-25-2033	279,193	271,735
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	5,494,398	5,588,563
GB Trust Series 2020-FlLIX (1 Month LIBOR +1.12%) 144A±	1.26	8-15-2037	8,000,000	8,011,070
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	4,022,130	4,099,635
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	3,706,758	3,772,918
Goldman Sachs Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	1,177,744	1,179,709
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,492,135	1,561,483
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	2,934,697	2,959,085
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	5,041,267	5,070,608

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
GPMT Limited Series 2018-FL1 Class A (1 Month LIBOR +0.90%) 144A±	1.04%	11-21-2035	$893,590	$887,449
Gracie Point International Series 2020-B Class A (1 Month LIBOR +1.40%) 144A(a)±	1.53	5-2-2023	6,370,000	6,370,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	30,738	29,929
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	1.32	10-22-2025	790,324	789,166
Homeward Opportunities Fund Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	2,509,360	2,534,841
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.14	11-15-2036	3,961,914	3,874,603
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	6,876,273	6,895,256
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR +0.70%) 144A±	0.84	1-15-2033	4,000,000	3,964,769
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	1,817,642	1,844,402
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.41	6-15-2035	3,571,081	3,378,471
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.10	7-15-2036	5,000,000	4,874,733
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	1.58	4-15-2029	8,000,000	7,993,248
LCM XII LP Series 2013-A Class ARR (3 Month LIBOR +1.14%) 144A±	1.36	7-19-2027	6,000,000	5,966,388
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	3,000,000	3,072,962
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	3,653,841	3,683,988
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	6,131,598	6,142,436
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.81	10-25-2032	1,971	1,958
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	0.95	6-25-2052	5,065,000	5,064,999
MF1 Limited Series 2020-Fl3 Class A (1 Month LIBOR +2.05%) 144A±	2.19	7-15-2035	3,255,000	3,270,261
Mill City Mortgage Loan Trust Series-2017-2 Class A1 144A±±	2.75	7-25-2059	3,875,846	3,945,793
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	2,789,114	2,852,120
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,311,236	1,312,289
Onslow Bay Financial LLC Series 2020-EXP1 1A8 144A±±	3.50	2-25-2060	1,729,699	1,783,309
OZML Funding Limited Series 2013-3A Class AIRR (3 Month LIBOR +1.18%) 144A±	1.40	1-22-2029	4,969,666	4,958,768
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	1.12	11-15-2026	2,304,760	2,303,403
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	2,380,474	2,475,454
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	2,986,527	3,045,609
Sequoia Mortgage Trust Series 2017-CH2 Class A10 144A±±	4.00	12-25-2047	841,803	846,994
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±	1.49	1-15-2030	2,840,000	2,839,205
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	2,807,722	2,848,672
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	3,337,236	3,396,302
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,629,707
Starwood Mortgage Residential Trust Series 2020-2 Class A1 144A±±	2.72	4-25-2060	5,494,880	5,593,969
TCW CLO 2017-1 Limited Series 2017-1A Class BR (3 Month LIBOR +1.55%) 144A±	1.76	7-29-2029	5,540,000	5,484,982
TCW CLO 2019-1 AMR Limited Series 2019-1A Class A (3 Month LIBOR +1.07%) 144A±	1.29	2-15-2029	4,075,000	4,064,450
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	3,080,000	3,198,736
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	1,229,983	1,244,046
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	3,430,246	3,515,168
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,217,826	2,296,177
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	2,392,039	2,464,020

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00%	11-25-2059	$3,628,387	$3,689,301
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,347,805	1,376,573
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	0.99	2-15-2032	4,115,000	3,986,869
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	437,346	440,068
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	1.06	4-15-2027	4,077,342	4,063,475
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	2,741,887	2,822,078
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	1,725,704	1,742,507
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	2,490,345	2,524,087
Vibrant CLO Limited Series 2017-6A Class A (3 Month LIBOR +1.24%) 144A±	1.47	6-20-2029	1,047,500	1,041,322
Vista Point Securitization Trust Series 2020-1 Class A1 144A±±	1.76	3-25-2065	5,189,416	5,228,357
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.17	8-25-2032	114,766	119,573
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.17	8-25-2032	87,055	83,705
Wilshire Funding Corporation Series 1998-2 Class M1 (1 Week LIBOR +2.00%) ±	2.11	12-28-2037	134,264	136,216

Total Non-Agency Mortgage-Backed Securities (Cost $286,672,823)				287,727,348

Yankee Corporate Bonds and Notes: 11.08%

Consumer Discretionary: 0.97%

Auto Components: 0.36%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,335,545

Automobiles: 0.30%

Fiat Chrysler Automobiles NV	5.25	4-15-2023	530,000	568,425
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,675,645

				5,244,070

Household Durables: 0.31%
Panasonic Corporation 144A	2.54	7-19-2022	5,400,000	5,556,441

Consumer Staples: 0.26%

Food & Staples Retailing: 0.26%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,592,109

Energy: 1.32%

Oil, Gas & Consumable Fuels: 1.32%

Saudi Arabian Oil 144A	1.25	11-24-2023	2,000,000	2,021,848
Shell International Finance BV	0.38	9-15-2023	15,000,000	15,026,537
TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,247,082

				23,295,467

Financials: 7.52%

Banks: 6.37%

ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,888,771
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	5,025,330
Banco de Bogota SA 144A	5.38	2-19-2023	1,500,000	1,593,765
Banco Santander SA	3.50	4-11-2022	10,020,000	10,419,870
Bank of Nova Scotia	1.63	5-1-2023	5,000,000	5,143,430
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	7,065,000	7,072,139
Barclays Bank plc	1.70	5-12-2022	5,000,000	5,088,650
BNP Paribas SA 144A	3.50	3-1-2023	4,000,000	4,256,407
BPCE SA 144A	3.00	5-22-2022	4,000,000	4,147,322
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	5,013,625
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,660,334
Credit Suisse AG	2.80	4-8-2022	2,000,000	2,066,340
Danske Bank A/S 144A	5.00	1-12-2022	8,565,000	8,965,737
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,211,565

10

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Banks (continued)

Lloyds Banking Group plc (1 Year Treasury Constant Maturity +1.10%) ±	1.33%	6-15-2023	$3,215,000	$3,248,469
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity +0.68%) ±	0.85	9-15-2024	4,000,000	4,018,079
Mizuho Financial Group Incorporated (3 Month LIBOR +0.61%) ±	0.85	9-8-2024	6,990,000	7,007,795
Mizuho Financial Group Incorporated (3 Month LIBOR +0.99%) ±	1.24	7-10-2024	2,420,000	2,453,186
Royal Bank of Scotland Group plc	6.13	12-15-2022	3,000,000	3,296,791
Skandinaviska Enskilda Banken AB 144A	0.55	9-1-2023	6,000,000	5,998,500
Sumitomo Mitsui Trust Bank Limited 144A	0.80	9-12-2023	7,000,000	7,045,812
Swedbank AB 144A	1.30	6-2-2023	2,000,000	2,038,304
Toronto-Dominion Bank (U.S. SOFR +0.45%) ±	0.54	9-28-2023	3,000,000	3,004,709
UniCredit SpA 144A	6.57	1-14-2022	5,615,000	5,937,020

				112,601,950

Capital Markets: 0.11%
UBS Group AG (1 Year Treasury Constant Maturity +0.83%) 144A±	1.01	7-30-2024	2,000,000	2,014,336

Diversified Financial Services: 0.62%

DAE Funding LLC 144A	5.75	11-15-2023	3,500,000	3,605,000
NatWest Markets plc 144A	2.38	5-21-2023	3,060,000	3,183,410
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	4,167,057

				10,955,467

Insurance: 0.42%
Sompo International Holdings Limited	4.70	10-15-2022	7,000,000	7,391,624

Health Care: 0.53%

Biotechnology: 0.40%
GlaxoSmithKline Capital Incorporated	0.53	10-1-2023	7,000,000	7,019,699

Pharmaceuticals: 0.13%

Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	687,000	697,119
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,669,000	1,669,584

				2,366,703

Industrials: 0.24%

Airlines: 0.24%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	4,240,469

Materials: 0.24%

Chemicals: 0.24%

Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	2,211,741
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,110,097

				4,321,838

Total Yankee Corporate Bonds and Notes (Cost $193,050,661)				195,935,718

Yankee Government Bonds: 0.23%
Abu Dhabi Government Class L 144A	0.75	9-2-2023	4,000,000	4,005,640

	Yield		Shares

Short-Term Investments: 29.96%

Investment Companies: 10.17%

Securities Lending Cash Investments LLC (l)(r)(u)	0.12		7,273,025	7,273,025

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Yield		Shares	Value

Investment Companies (continued)

Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.02%		172,650,849	$172,650,849

				179,923,874

		Maturity date	Principal

U.S. Treasury Securities: 19.79%
U.S. Cash Management Bill (z)	0.09	12-1-2020	$25,000,000	25,000,000
U.S. Cash Management Bill (z)	0.05	1-19-2021	25,000,000	24,997,235
U.S. Cash Management Bill (z)	0.06	12-8-2020	25,000,000	24,999,757
U.S. Cash Management Bill (z)	0.06	12-29-2020	25,000,000	24,998,396
U.S. Cash Management Bill (z)	0.07	1-26-2021	25,000,000	24,996,792
U.S. Cash Management Bill (z)	0.08	12-15-2020	25,000,000	24,999,490
U.S. Treasury Bill (z)	0.05	1-21-2021	25,000,000	24,997,344
U.S. Treasury Bill (z)	0.06	12-3-2020	25,000,000	24,999,934
U.S. Treasury Bill (z)	0.07	1-28-2021	25,000,000	24,996,979
U.S. Treasury Bill (z)	0.09	12-17-2020	25,000,000	24,999,222
U.S. Treasury Bill (z)	0.09	12-31-2020	25,000,000	24,998,386
U.S. Treasury Bill (z)	0.10	12-24-2020	25,000,000	24,998,842
U.S. Treasury Bill (z)##	0.10	1-7-2021	25,000,000	24,998,041
U.S. Treasury Bill (z)	0.10	1-14-2021	25,000,000	24,997,785

				349,978,203

Total Short-Term Investments (Cost $529,902,052)				529,902,077

Total investments in securities (Cost $1,902,615,488)	108.44%			1,917,942,635

Other assets and liabilities, net	(8.44)			(149,245,285)

Total net assets	100.00%			$1,768,697,348

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate

12

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Short
2-Year U.S. Treasury Notes	(1,642)	3-31-2021	$(362,494,528)	$(362,638,265)	$0	$(143,737)
5-Year U.S. Treasury Notes	(429)	3-31-2021	(53,996,337)	(54,067,406)	0	(71,069)

					$0	$(214,806)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Shares proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$21,374,370	$(14,101,345)	$0	$0	$7,273,025		7,273,025	$538	#
Wells Fargo Government Money Market Fund Select Class	181,770,847	397,388,107	(406,508,105)	0	0	172,650,849		172,650,849	12,929

				$0	$0	$179,923,874	10.17%	179,923,874	$13,467

#	Amount shown represents income before fees and rebates.

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in:

Agency securities	$0	$139,237,365	$0	$139,237,365

Asset-backed securities	0	244,122,301	0	244,122,301

Corporate bonds and notes	0	421,061,946	0	421,061,946

Exchange-traded funds	69,969,566	0	0	69,969,566

Municipal obligations	0	7,810,298	0	7,810,298

Non-agency mortgage-backed securities	0	305,897,724	0	305,897,724

Yankee corporate bonds and notes	0	195,935,718	0	195,935,718

Yankee government bonds	0	4,005,640	0	4,005,640

Short-term investments

Investment companies	179,923,874	0	0	179,923,874

U.S. Treasury securities	349,978,203	0	0	349,978,203

Total assets	$599,871,643	$1,318,070,992	$0	$1,917,942,635

Liabilities

Futures contracts	$214,806	$0	$0	$214,806

Total liabilities	$214,806	$0	$0	$214,806

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Fund had segregated $1,958,296 as cash collateral for these open futures contracts.

For the three months ended November 30, 2020, the Fund did not have any transfers into/out of Level 3.